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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY
Investment Company Act file number 811-09913
AIM Counselor Series Trust (Invesco Counselor Series Trust)1

(Exact name of registrant as specified in charter)
11 Greenway Plaza, Suite 2500 Houston, Texas 77046

(Address of principal executive offices) (Zip code)
Philip A. Taylor 11 Greenway Plaza, Suite 2500 Houston, Texas 77046

(Name and address of agent for service)
Registrant’s telephone number, including area code: (713) 626-1919
Date of fiscal year end: 2/282 and 8/313
Date of reporting period: 5/31/10
1Funds included are: Invesco Core Plus Bond Fund, Invesco Dividend Growth Securities Fund, Invesco Floating Rate Fund, Invesco Multi-Sector Fund, Invesco S&P 500 Index Fund, Invesco Select Real Estate Income Fund, Invesco Structured Core Fund, Invesco Structured Growth Fund, Invesco Structured Value Fund, Invesco Van Kampen American Franchise Fund and Invesco Van Kampen Equity Premium Income Fund.
2 The Fund with the fiscal year ended 2/28 is: Invesco Dividend Growth Securities Fund.
3 The Funds with the fiscal year ended 8/31 are: Invesco Core Plus Bond Fund, Invesco Floating Rate Fund, Invesco Multi-Sector Fund, Invesco S&P 500 Index Fund, Invesco Select Real Estate Income Fund, Invesco Structured Core Fund, Invesco Structured Growth Fund, Invesco Structured Value Fund, Invesco Van Kampen American Franchise Fund and Invesco Van Kampen Equity Premium Income Fund.

Item 1. Schedule of Investments.

Invesco Core Plus Bond Fund
(formerly known as AIM Core Plus Bond Fund)
Quarterly Schedule of Portfolio Holdings
May 31, 2010

invesco.com	CPB-QTR-1 05/10	Invesco Advisers, Inc.

Invesco Core Plus Bond Fund
Schedule of Investments(a)
May 31, 2010
(Unaudited)

	Principal
	Amount	Value

Bonds & Notes—36.75%
Advertising—0.08%
Lamar Media Corp, Sr. Sub. Notes, 7.88%, 04/15/18(b)	$5,000	$4,994

Aerospace & Defense—0.31%
BE Aerospace, Inc., Sr. Unsec. Notes, 8.50%, 07/01/18	10,000	10,350
Bombardier Inc. (Canada), Sr. Notes, 7.50%, 03/15/18(b)	5,000	5,075
7.75%, 03/15/20(b)	5,000	5,125

		20,550

Agricultural Products—0.36%
Bunge Limited Finance Corp., Sr. Unsec. Gtd. Notes, 8.50%, 06/15/19	20,000	23,290

Airlines—2.15%
American Airlines Pass Through Trust, Series 2001-2, Class A-2, Sec. Global Pass Through Ctfs., 7.86%, 10/01/11	50,000	50,562
Continental Airlines Inc., Series 2009-1, Class A, Pass Through Ctfs., 9.00%, 07/08/16	29,394	31,892
Series 2009-1, Class B, Global Pass Through Ctfs., 9.25%, 05/10/17	5,000	5,216
Delta Air Lines, Inc., Sr. Sec. Notes, 9.50%, 09/15/14(b)	5,000	5,175
Series 2001-1, Class A-2, Sr. Sec. Pass Through Ctfs., 7.11%, 09/18/11	30,000	30,863
Series 2002-1, Class C, Sec. Pass Through Ctfs., 7.78%, 01/02/12	1,205	1,190
UAL Corp., Series 2009-1, Sr. Sec. Gtd. Global Pass Through Ctfs., 10.40%, 11/01/16	9,745	10,671
Series 2009-2A, Sec. Gtd. Global Pass Through Ctfs., 9.75%, 01/15/17	5,000	5,375

		140,944

Alternative Carriers—0.16%
Intelsat Intermediate Holding Co. S.A. (Bermuda), Sr. Unsec. Gtd. Disc. Global Notes, 9.50%, 02/01/15(c)	10,000	10,275

	Principal
	Amount	Value

Aluminum—0.07%
Century Aluminum Co., Sr. Sec. Notes, 8.00%, 05/15/14	$5,000	$4,850

Apparel Retail—0.55%
Collective Brands, Inc., Sr. Unsec. Gtd. Sub. Global Notes, 8.25%, 08/01/13	9,000	9,023
Limited Brands Inc., Sr. Unsec. Gtd. Global Notes, 8.50%, 06/15/19	25,000	26,812

		35,835

Auto Parts & Equipment—0.24%
Allison Transmission Inc., Sr. Unsec. Gtd. Notes, 11.00%, 11/01/15(b)	10,000	10,450
Tenneco Inc., Sr. Unsec. Gtd. Global Notes, 8.13%, 11/15/15	5,000	5,012

		15,462

Automobile Manufacturers—0.14%
Ford Motor Co., Sr. Unsec. Global Notes, 7.45%, 07/16/31	10,000	9,000

Automotive Retail—0.31%
Advance Auto Parts Inc., Sr. Unsec. Gtd. Notes, 5.75%, 05/01/20	20,000	20,475

Broadcasting—1.41%
Belo Corp., Sr. Unsec. Notes, 8.00%, 11/15/16	10,000	10,062
Clear Channel Worldwide Holdings Inc., Sr. Unsec. Gtd. Notes, 9.25%, 12/15/17(b)	5,000	5,119
COX Communications Inc., Sr. Unsec. Notes, 9.38%, 01/15/19(b)	25,000	32,548
Discovery Communications LLC, Sr. Unsec. Gtd. Global Notes, 6.35%, 06/01/40	40,000	39,549
LIN Television Corp., Sr. Unsec. Gtd. Notes, 8.38%, 04/15/18(b)	5,000	4,963

		92,241

Building Products—0.47%
Building Materials Corp. of America, Sr. Gtd. Notes, 7.50%, 03/15/20(b)	5,000	4,900
Gibraltar Industries Inc.-Series B, Sr. Unsec. Gtd. Sub. Global Notes, 8.00%, 12/01/15	5,000	4,913
Ply Gem Industries Inc., Sr. Sec. Gtd. First & Second Lien Global Notes, 11.75%, 06/15/13	15,000	15,487
See accompanying notes which are an integral part of this schedule.

Invesco Core Plus Bond Fund

	Principal
	Amount	Value

Building Products—(continued)
USG Corp., Sr. Unsec. Gtd. Notes, 9.75%, 08/01/14(b)	$5,000	$5,237

		30,537

Cable & Satellite—0.65%
British Sky Broadcasting Group PLC (United Kingdom), Sr. Unsec. Gtd. Notes, 9.50%, 11/15/18(b)	25,000	32,545
Cablevision Systems Corp., Sr. Notes, 8.63%, 09/15/17(b)	5,000	5,050
Sirius XM Radio Inc., Sr. Unsec. Gtd. Notes, 8.75%, 04/01/15(b)	5,000	4,919

		42,514

Casinos & Gaming—0.23%
Pinnacle Entertainment, Inc., Sr. Notes, 8.63%, 08/01/17(b)	5,000	5,000
Wynn Las Vegas Capital LLC/Corp., Sec. First Mortgage Notes, 7.88%, 11/01/17(b)	10,000	9,975

		14,975

Coal & Consumable Fuels—0.16%
Consol Energy Inc., Sr. Unsec. Gtd. Notes, 8.00%, 04/01/17(b)	5,000	5,125
8.25%, 04/01/20(b)	5,000	5,125

		10,250

Communications Equipment—0.82%
Motorola Inc., Sr. Unsec. Global Notes, 8.00%, 11/01/11	50,000	53,847

Computer Storage & Peripherals—0.08%
Freescale Semiconductor Inc., Sr. Sec. Gtd. Notes, 9.25%, 04/15/18(b)	5,000	5,013

Construction, Farm Machinery & Heavy Trucks—0.23%
Case New Holland Inc., Sr. Unsec. Gtd. Global Notes, 7.75%, 09/01/13	10,000	10,225
Navistar International Corp., Sr. Unsec. Gtd. Notes, 8.25%, 11/01/21	5,000	5,025

		15,250

Consumer Finance—0.14%
Ally Financial Inc., Sr. Unsec. Gtd. Global Notes, 8.00%, 11/01/31	5,000	4,575
Sr. Unsec. Gtd. Notes, 8.00%, 03/15/20(b)	5,000	4,900

		9,475

	Principal
	Amount	Value

Data Processing & Outsourced Services—0.06%
First Data Corp., Sr. Unsec. Gtd. Global Notes, 9.88%, 09/24/15	$5,000	$4,075

Diversified Banks—1.36%
Bank of Nova Scotia (Canada), Sr. Unsec. Global Notes, 3.40%, 01/22/15	50,000	50,917
Wachovia Corp.-Series G, Sr. Unsec. Medium-Term Notes, 5.50%, 05/01/13	35,000	37,763

		88,680

Diversified Capital Markets—0.07%
Credit Suisse AG (Switzerland), Sub. Global Notes, 5.40%, 01/14/20	5,000	4,882

Diversified Chemicals—0.07%
Huntsman International LLC, Sr. Gtd. Sub. Notes, 8.63%, 03/15/20(b)	5,000	4,625

Diversified Metals & Mining—0.17%
Freeport-McMoRan Copper & Gold Inc., Sr. Unsec. Notes, 8.38%, 04/01/17	10,000	10,872

Diversified Support Services—0.08%
Travelport LLC, Sr. Unsec. Gtd. Global Notes, 9.88%, 09/01/14	5,000	5,025

Electric Utilities—1.31%
Indiana Michigan Power Co., Sr. Unsec. Notes, 7.00%, 03/15/19	25,000	28,953
LSP Energy L.P./LSP Batesville Funding Corp.-Series D, Sr. Sec. Bonds, 8.16%, 07/15/25	5,000	3,687
Ohio Power Co., Series M, Sr. Unsec. Notes, 5.38%, 10/01/21	30,000	31,453
Virginia Electric & Power Co., Sr. Unsec. Notes, 5.00%, 06/30/19	20,000	21,328

		85,421

Electrical Components & Equipment—0.40%
Belden Inc., Sr. Gtd. Sub. Notes, 9.25%, 06/15/19(b)	25,000	26,500

Electronic Manufacturing Services—0.08%
Jabil Circuit, Inc., Sr. Unsec. Notes, 7.75%, 07/15/16	5,000	5,100

Environmental & Facilities Services—0.08%
Clean Habors Inc., Sr. Sec. Gtd. Global Notes, 7.63%, 08/15/16	5,000	5,175

See accompanying notes which are an integral part of this schedule.

Invesco Core Plus Bond Fund

	Principal
	Amount	Value

Food Retail—0.08%
Dole Food Co. Inc., Sr. Sec. Notes, 8.00%, 10/01/16(b)	$5,000	$5,025

Gas Utilities—0.08%
Suburban Propane Partners, L.P./Suburban Energy Finance Corp., Sr. Unsec. Notes, 7.38%, 03/15/20	5,000	5,000

Health Care Equipment—0.22%
Boston Scientific Corp., Sr. Unsec. Notes, 6.00%, 01/15/20	15,000	14,573

Health Care Facilities—0.31%
HCA, Inc., Sr. Sec. Gtd. Notes, 7.88%, 02/15/20(b)	10,000	10,200
Tenet Healthcare Corp., Sr. Unsec. Notes, 7.38%, 02/01/13	10,000	10,100

		20,300

Health Care Services—0.43%
Express Scripts Inc., Sr. Unsec. Gtd. Global Notes, 6.25%, 06/15/14	25,000	28,045

Hotels, Resorts & Cruise Lines—1.08%
Hyatt Hotels Corp., Sr. Unsec. Notes, 5.75%, 08/15/15(b)	20,000	20,839
Royal Caribbean Cruises Ltd. (Trinidad), Sr. Unsec. Yankee Notes, 7.50%, 10/15/27	5,000	4,450
Starwood Hotels & Resorts Worldwide, Inc., Sr. Unsec. Notes, 7.15%, 12/01/19	5,000	5,000
Wyndham Worldwide Corp., Sr. Unsec. Notes, 7.38%, 03/01/20	40,000	40,650

		70,939

Household Products—0.08%
Central Garden & Pet Co., Sr. Gtd. Sub. Notes, 8.25%, 03/01/18	5,000	5,000

Independent Power Producers & Energy Traders—0.45%
NRG Energy, Inc., Sr. Unsec. Gtd. Notes, 7.38%, 02/01/16	15,000	14,625
7.38%, 01/15/17	15,000	14,550

		29,175

Industrial Conglomerates—0.07%
RBS Global Inc./Rexnord LLC, Sr. Unsec. Gtd. Notes, 8.50%, 05/01/18(b)	5,000	4,788

	Principal
	Amount	Value

Industrial REIT’s—0.88%
ProLogis, Sr. Unsec. Notes, 6.25%, 03/15/17	$60,000	$57,655

Integrated Telecommunication Services—1.77%
AT&T Inc., Sr. Unsec. Global Notes, 6.70%, 11/15/13	20,000	22,984
British Telecommunications PLC (United Kingdom), Sr. Unsec. Global Notes, 9.13%, 12/15/10	60,000	62,448
Koninklijke KPN N.V. (Netherlands), Sr. Unsec. Global Bonds, 8.00%, 10/01/10	25,000	25,547
Qwest Communications International Inc., Sr. Unsec. Gtd. Notes, 7.13%, 04/01/18(b)	5,000	4,869

		115,848

Internet Software & Services—0.08%
Equinix Inc., Sr. Unsec. Notes, 8.13%, 03/01/18	5,000	5,075

Investment Banking & Brokerage—0.73%
E*Trade Financial Corp., Sr. Unsec Global Notes, 7.38%, 09/15/13	5,000	4,650
Jefferies Group Inc., Sr. Unsec. Notes, 8.50%, 07/15/19	20,000	22,480
TD Ameritrade Holding Corp., Sr. Unsec. Gtd. Notes, 5.60%, 12/01/19	20,000	20,648

		47,778

Leisure Facilities—0.23%
Universal City Development Partners Ltd., Sr. Notes, 8.88%, 11/15/15(b)	10,000	9,900
Sr. Sub. Notes 10.88%, 11/15/16(b)	5,000	5,175

		15,075

Life & Health Insurance—0.77%
Prudential Financial Inc., Series D, Sr. Unsec. Medium-Term Notes, 2.75%, 01/14/13	50,000	50,281

Life Sciences Tools & Services—0.48%
Life Technologies Corp., Sr. Notes, 6.00%, 03/01/20	25,000	26,598
Patheon Inc. (Canada), Sr. Sec. Notes, 8.63%, 04/15/17(b)	5,000	4,963

		31,561

Metal & Glass Containers—0.15%
Graham Packaging Co. L.P./GPC Capital Corp. I, Sr. Unsec. Gtd. Notes, 8.25%, 01/01/17(b)	10,000	9,775
See accompanying notes which are an integral part of this schedule.

Invesco Core Plus Bond Fund

	Principal
	Amount	Value

Movies & Entertainment—0.39%
Cinemark USA Inc., Sr. Unsec. Gtd. Global Notes, 8.63%, 06/15/19	$25,000	$25,500

Multi-Line Insurance—0.31%
American Financial Group Inc., Sr. Unsec. Notes, 9.88%, 06/15/19	10,000	11,826
American International Group, Inc., Jr. Sub. Global Notes, 8.18%, 05/15/58	5,000	3,875
Hartford Financial Services Group Inc. (The), Jr. Unsec. Sub. Deb., 8.13%, 06/15/38	5,000	4,604

		20,305

Multi-Utilities—1.17%
Nisource Finance Corp., Sr. Unsec. Gtd. Notes, 7.88%, 11/15/10	56,000	57,489
Pacific Gas & Electric Co., Sr. Unsec. Notes, 5.40%, 01/15/40	20,000	19,248

		76,737

Office Electronics—0.80%
Xerox Corp., Sr. Unsec. Notes, 6.88%, 08/15/11	50,000	52,592

Office REIT’s—0.31%
Digital Realty Trust L.P., Unsec. Gtd. Bonds, 5.88%, 02/01/20(b)	20,000	20,149

Office Services & Supplies—0.15%
IKON Office Solutions, Inc., Sr. Unsec Notes, 6.75%, 12/01/25	5,000	4,919
7.30%, 11/01/27	5,000	5,162

		10,081

Oil & Gas Equipment & Services—0.15%
Bristow Group, Inc., Sr. Unsec. Gtd. Global Notes, 7.50%, 09/15/17	5,000	4,850
Key Energy Services Inc., Sr. Unsec. Gtd. Global Notes, 8.38%, 12/01/14	5,000	4,975

		9,825

Oil & Gas Exploration & Production—2.11%
Anadarko Petroleum Corp., Sr. Unsec. Global Notes, 5.75%, 06/15/14	25,000	26,125
Chesapeake Energy Corp., Sr. Unsec. Gtd. Global Notes, 6.25%, 01/15/18	5,000	5,000
Cimarex Energy Co., Sr. Unsec. Gtd. Notes, 7.13%, 05/01/17	25,000	25,000

	Principal
	Amount	Value

Oil & Gas Exploration & Production—(continued)
Continental Resources Inc., Sr. Unsec. Gtd. Global Notes, 8.25%, 10/01/19	$5,000	$5,225
Encore Acquisition Co., Sr. Gtd. Sub. Notes, 9.50%, 05/01/16	5,000	5,294
McMoRan Exploration Co., Sr. Unsec. Gtd. Notes, 11.88%, 11/15/14	10,000	10,125
Motiva Enterprises LLC, Sr. Unsec. Notes, 6.85%, 01/15/40(b)	15,000	16,337
Petrobras International Finance Co. (Cayman Islands), Sr. Unsec. Gtd. Global Notes, 5.75%, 01/20/20	10,000	9,996
Petrohawk Energy Corp., Sr. Unsec. Gtd. Global Notes, 7.88%, 06/01/15	5,000	4,856
Plains Exploration & Production Co., Sr. Unsec. Gtd. Notes, 8.63%, 10/15/19	5,000	4,888
7.63%, 04/01/20	5,000	4,650
Range Resources Corp., Sr. Unsec. Gtd. Sub. Notes, 7.50%, 10/01/17	10,000	10,050
Southwestern Energy Co., Sr. Gtd. Global Notes, 7.50%, 02/01/18	10,000	10,650

		138,196

Oil & Gas Refining & Marketing—0.21%
Tesoro Corp., Sr. Unsec. Gtd. Global Notes, 6.63%, 11/01/15	5,000	4,756
United Refining Co.-Series 2, Sr. Unsec. Gtd. Global Notes, 10.50%, 08/15/12	10,000	9,325

		14,081

Oil & Gas Storage & Transportation—1.99%
Enterprise Products Operating LLC, Sr. Unsec. Gtd. Notes, 7.63%, 02/15/12	50,000	54,433
5.20%, 09/01/20	15,000	15,053
6.45%, 09/01/40	15,000	15,029
Inergy L.P./Inergy Finance Corp., Sr. Unsec. Gtd. Global Notes, 8.25%, 03/01/16	5,000	5,075
Overseas Shipholding Group, Inc., Sr. Unsec. Notes, 8.13%, 03/30/18	5,000	4,875
Spectra Energy Capital LLC, Sr. Unsec. Gtd. Notes, 5.65%, 03/01/20	20,000	21,124
Williams Partners L.P., Sr. Unsec. Notes, 6.30%, 04/15/40(b)	15,000	14,622

		130,211

See accompanying notes which are an integral part of this schedule.

Invesco Core Plus Bond Fund

	Principal
	Amount	Value

Other Diversified Financial Services— 3.92%
Bank of America Corp., Sr. Unsec. Global Notes, 4.50%, 04/01/15	$40,000	$39,787
6.50%, 08/01/16	20,000	21,362
Cantor Fitzgerald L.P., Bonds, 7.88%, 10/15/19(b)	10,000	10,216
Citigroup Inc., Sr. Unsec. Global Notes, 6.01%, 01/15/15	45,000	47,058
8.50%, 05/22/19	10,000	11,743
General Electric Capital Corp., Sr. Unsec. Global Notes, 5.90%, 05/13/14	25,000	27,378
Sr. Unsec. Medium-Term Global Notes, 5.50%, 01/08/20	25,000	25,742
International Lease Finance Corp., Sr. Unsec. Notes, 8.63%, 09/15/15(b)	5,000	4,525
8.75%, 03/15/17(b)	5,000	4,475
JPMorgan Chase & Co., Floating Rate Medium-Term Notes, 1.16%, 02/26/13(d)	40,000	40,015
JPMorgan Chase Capital XXVII, Series AA, Jr. Unsec. Gtd. Sub. Notes, 7.00%, 11/01/39	25,000	24,151

		256,452

Packaged Foods & Meats—0.39%
Del Monte Corp., Sr. Gtd. Sub. Notes, 7.50%, 10/15/19(b)	5,000	5,113
Kraft Foods Inc., Sr. Unsec. Global Notes, 2.63%, 05/08/13	20,000	20,266

		25,379

Paper Packaging—0.07%
Cascades Inc. (Canada), Sr. Unsec. Gtd. Notes, 7.88%, 01/15/20(b)	5,000	4,888

Paper Products—0.08%
Neenah Paper, Inc., Sr. Unsec. Gtd. Global Notes, 7.38%, 11/15/14	5,000	4,950

Pharmaceuticals—0.23%
Valeant Pharmaceuticals International, Sr. Unsec. Notes, 7.63%, 03/15/20(b)	5,000	4,900
Sr. Unsec. Gtd. Global Notes, 8.38%, 06/15/16	10,000	10,300

		15,200

Publishing—0.64%
Gannett Co. Inc., Sr. Unsec. Gtd. Notes, 9.38%, 11/15/17(b)	5,000	5,275
Nielsen Finance Co., LLC, Sr. Unsec. Gtd. Sub. Disc. Global Notes, 5.31%, 08/01/16(c)	5,000	4,650
Reed Elsevier Capital Inc., Sr. Unsec. Gtd. Global Notes, 6.75%, 08/01/11	30,000	31,704

		41,629

	Principal
	Amount	Value

Railroads—0.15%
Kansas City Southern de Mexico S.A. de C.V. (Mexico), Sr. Notes, 8.00%, 02/01/18(b)	$10,000	$10,065

Regional Banks—0.39%
PNC Funding Corp., Sr. Unsec. Gtd. Global Notes, 3.63%, 02/08/15	25,000	25,432

Research & Consulting Services—0.83%
ERAC USA Finance LLC, Unsec. Gtd. Notes, 5.80%, 10/15/12(b)	50,000	54,177

Semiconductors—0.38%
National Semiconductor Corp., Sr. Unsec. Notes, 3.95%, 04/15/15	20,000	20,110
NXP BV/NXP Funding LLC (Netherlands), Sr. Sec. Gtd. Global Notes, 7.88%, 10/15/14	5,000	4,675

		24,785

Specialized Finance—0.46%
CIT Group Inc., Sr. Sec. Bonds, 7.00%, 05/01/14	5,000	4,725
National Rural Utilities Cooperative Finance Corp., Sr. Sec. Notes, 2.63%, 09/16/12	25,000	25,652

		30,377

Specialized REIT’s—0.15%
Senior Housing Properties Trust, Sr. Unsec. Notes, 6.75%, 04/15/20	10,000	9,738

Specialty Chemicals—0.07%
Huntsman International LLC, Sr. Unsec. Gtd. Sub. Global Notes, 7.88%, 11/15/14	5,000	4,775

Steel—0.30%
ArcelorMittal (Luxembourg), Sr. Unsec. Global Notes, 7.00%, 10/15/39	20,000	19,320

Thrifts & Mortgage Finance—0.24%
First Niagara Financial Group Inc., Sr. Unsec. Notes, 6.75%, 03/19/20	15,000	15,818

Tires & Rubber—0.22%
Cooper Tire & Rubber Co., Sr. Unsec. Notes, 7.63%, 03/15/27	10,000	9,150
Goodyear Tire & Rubber Co. (The), Sr. Unsec. Gtd. Notes, 8.75%, 08/15/20	5,000	5,025

		14,175

See accompanying notes which are an integral part of this schedule.

Invesco Core Plus Bond Fund

	Principal
	Amount	Value

Wireless Telecommunication Services—0.51%
Clearwire Communications LLC/Clearwire Finance Inc., Sr. Sec. Gtd. Notes, 12.00%, 12/01/15(b)	$10,000	$9,725
SBA Telecommunications Inc., Sr. Gtd. Notes, 8.25%, 08/15/19(b)	10,000	10,337
Sprint Capital Corp., Sr. Unsec. Gtd. Global Notes, 6.88%, 11/15/28	10,000	8,400
Sprint Nextel Corp., Sr. Unsec. Notes, 8.38%, 08/15/17	5,000	4,938

		33,400

Total Bonds & Notes (Cost $2,343,457)		2,404,262

U.S. Government Agency Sponsored Mortgage-Backed Securities—33.46%
Collateralized Mortgage Obligations—3.33%
Fannie Mae REMICS,
4.00%, 8/25/18	69,012	71,369
Freddie Mac REMICS,
6.00%, 07/15/21	31,192	31,658
4.00%, 10/15/21	36,924	37,951
5.00%, 03/15/28 to 05/15/32	73,334	76,792

		217,770

Federal Home Loan Mortgage Corp. (FHLMC)—16.84%
Pass Through Ctfs.,
5.50%, 01/01/34	257,616	275,951
Pass Through Ctfs., TBA,
4.50%, 06/01/40(e)	270,000	275,484
5.00%, 06/01/40(e)	340,000	355,991
6.00%, 06/01/40(e)	180,000	194,034

		1,101,460

Federal National Mortgage Association (FNMA)—13.29%
Pass Through Ctfs., TBA,
4.50%, 06/01/25(e)	250,000	261,602
5.00%, 06/01/25 to 06/01/40(e)	170,000	179,484
5.50%, 06/01/25 to 06/01/40(e)	250,000	267,071
6.00%, 06/01/40(e)	150,000	161,578

		869,735

Total U.S. Government Sponsored Mortgage-Backed Securities (Cost $2,170,772)		2,188,965

	Principal
	Amount	Value

U.S. Treasury Securities—17.48%
U.S. Treasury Bills—0.46%
0.16%, 06/17/10(f)(g)	$30,000	$29,997

U.S. Treasury Notes—13.53%
4.50%, 04/30/12	300,000	321,586
2.25%, 05/31/14	200,000	203,813
2.63%, 12/31/14	250,000	257,148
3.63%, 08/15/19	100,000	102,719

		885,266

U.S. Treasury Bonds—3.49%
5.38%, 02/15/31	145,000	171,281
4.25%, 05/15/39	20,000	20,075
4.50%, 08/15/39	35,000	36,603

		227,959

Total U.S. Treasury Securities (Cost $1,118,317)		1,143,222

Asset-Backed Securities—14.05%
Banc of America Commercial Mortgage Inc., Series 2003-1, Class A2, Pass Through Ctfs., 4.65%, 09/11/36	40,000	41,757
Bear Stearns Commercial Mortgage Securities, Series 2004-PWR6, Class A4, Pass Through Ctfs., 4.52%, 11/11/41	25,000	25,535
Series 2004-PWR6, Class A6, Pass Through Ctfs., 4.83%, 11/11/41	25,000	25,676
Series 2005-T18, Class A4, Variable Rate Pass Through Ctfs., 4.93%, 02/13/42(d)	45,000	46,538
Series 2006-PW11, Class AAB, Variable Rate Pass Through Ctfs., 5.46%, 03/11/39(d)	40,000	42,641
Series 2006-T22, Class A2, Variable Rate Pass Through Ctfs., 5.46%, 04/12/38(d)	30,000	30,347
Series 2006-T24, Class A4, Pass Through Ctfs., 5.54%, 10/12/41	40,000	41,688
Capital One Multi-Asset Execution Trust, Series 2007-C3, Class C3, Floating Rate Pass Through Ctfs., 0.63%, 04/15/13(d)	60,000	59,957
Citibank Credit Card Issuance Trust, Series 2009-A5, Class A5, Pass Through Ctfs., 2.25%, 12/23/14	50,000	50,565
Citigroup Mortgage Loan Trust Inc., Series 2004-UST1, Class A4, Variable Rate Pass Through Ctfs., 2.68%, 08/25/34(d)	34,630	35,419
See accompanying notes which are an integral part of this schedule.

Invesco Core Plus Bond Fund

	Principal
	Amount	Value

Asset-Backed Securities—(Continued)
Commercial Mortgage Pass Through Ctfs., Series 2001-J1A, Class A2, Variable Rate Pass Through Ctfs., 6.46%, 02/16/34(b)(d)	$35,851	$36,138
Credit Suisse Mortgage Capital Ctfs., Series 2009-ASG, Class A, Floating Rate Pass Through Ctfs., 1.60%, 11/28/39(b)(d)	5,163	5,166
Series 2010-6R, Class 1A1, Pass Through Ctfs., 5.50%, 07/26/37(b)	33,500	34,517
Discover Card Master Trust, Series 2010-A1, Class A1, Floating Rate Pass Through Ctfs., 0.99%, 09/15/15(d)	40,000	40,355
GE Capital Commercial Mortgage Corp., Series 2001-1, Class A2, Pass Through Ctfs., 6.53%, 05/15/33	34,380	35,273
GS Mortgage Securities Corp. II, Series 2005-GG4, Class A4A, Pass Through Ctfs., 4.75%, 07/10/39	55,000	56,190
LB-UBS Commercial Mortgage Trust, Series 2005-C3, Class A3, Pass Through Ctfs., 4.65%, 07/15/30	30,000	30,632
Morgan Stanley Capital I, Series 2005-HQ5, Class A3, Pass Through Ctfs., 5.01%, 01/14/42	49,985	51,348
Series 2005-HQ7, Class A4, Variable Rate Pass Through Ctfs., 5.21%, 11/14/42(d)	35,000	36,372
Series 2005-T17, Class A4, Pass Through Ctfs., 4.52%, 12/13/41	29,647	30,340
Series 2005-T19, Class A4A, Pass Through Ctfs., 4.89%, 06/12/47	30,000	30,828
Nissan Auto Lease Trust, Series 2009-B, Class A3, Pass Through Ctfs., 2.07%, 01/15/15	30,000	30,304
TIAA Seasoned Commercial Mortgage Trust, Series 2007-C4, Class A2, Variable Rate Pass Through Ctfs., 5.79%, 08/15/39(d)	25,000	26,406
Wachovia Bank Commercial Mortgage Trust, Series 2005-C21, Class A4, Variable Rate Pass Through Ctfs., 5.21%, 10/15/44(d)	20,000	21,065
Series 2005-C21, Class AJ, Variable Rate Pass Through Ctfs., 5.21%, 10/15/44	25,000	21,893
Series 2005-C21, Class AM, Variable Rate Pass Through Ctfs., 5.21%, 10/15/44(d)	20,000	19,125

	Principal
	Amount	Value

Asset-Backed Securities—(Continued)
Wells Fargo Mortgage Backed Securities Trust, Series 2004-K, Class 1A2, Floating Rate Pass Through Ctfs., 4.48%, 07/25/34(d)	$13,096	$13,050

Total Asset-Backed Securities (Cost $882,266)		919,125

Municipal Obligations—0.79%
California (State of); Series 2010, Various Purpose Unlimited Tax GO, 5.75%, 03/01/17	25,000	26,018
Georgia (State of) Municipal Electric Authority (Build America Bonds); Series 2010 A, Taxable RB, 6.64%, 04/01/57	25,000	25,715

Total Municipal Obligations (Cost $50,179)		51,733

	Shares

Money Market Funds—22.61%
Liquid Assets Portfolio-Institutional Class (h)	739,699	739,699
Premier Portfolio-Institutional Class (h)	739,699	739,699

Total Money Market Funds (Cost $1,479,398)		1,479,398

TOTAL INVESTMENTS—125.14% (Cost $8,044,389)		8,186,705

OTHER ASSETS LESS LIABILITIES—(25.14)%		(1,644,619)

NET ASSETS—100.00%		$6,542,086

Investment Abbreviations:

Ctfs.	— Certificates
Deb.	— Debentures
Disc.	— Discounted
Gtd.	— Guaranteed
Jr.	— Junior
REIT	— Real Estate Investment Trust
REMICS	— Real Estate Mortgage Investment Conduits
Sec.	— Secured
Sr.	— Senior
Sub.	— Subordinated
TBA	— To Be Announced
Unsec.	— Unsecured
Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
See accompanying notes which are an integral part of this schedule.

Invesco Core Plus Bond Fund

(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at May 31, 2010 was $518,522, which represented 7.93% of the Fund’s Net Assets.

(c)	Discounted note at issue. The interest rate represents the coupon rate at which the bond will accrue at a specified future date.

(d)	Interest or dividend rate is re-determined periodically. Rate shown is the rate in effect on May 31, 2010.

(e)	Security purchased on forward commitment basis. This security is subject to dollar roll transactions. See Note 1E.

(f)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.

(g)	All or a portion of the value was pledged as collateral to cover margin requirements for open futures contracts. See Note 1F and Note 3.

(h)	The money market fund and the Fund are affiliated by having the same investment adviser.
See accompanying notes which are an integral part of this schedule.

Invesco Core Plus Bond Fund
Notes to Quarterly Schedule of Portfolio Holdings
May 31, 2010
(Unaudited)
NOTE 1 — Significant Accounting Policies
A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.
     A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
     Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
     Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.
     Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
     Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including Corporate Loans.
     Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
     Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

Invesco Core Plus Bond Fund
B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.
     The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.
     Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
     The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Other Risks — The Funds may invest in obligations issued by agencies and instrumentalities of the U.S. Government that may vary in the level of support they receive from the government. The government may choose not to provide financial support to government sponsored agencies or instrumentalities if it is not legally obligated to do so. In this case, if the issuer defaulted, the underlying fund holding securities of such issuer might not be able to recover its investment from the U.S. Government. Many securities purchased by the Fund are not guaranteed by the U.S. Government.
E.	Dollar Roll and Forward Commitment Transactions — The Fund may engage in dollar roll and forward commitment transactions with respect to mortgage-backed securities issued by GNMA, FNMA and FHLMC. These transactions are often conducted on a to be announced (“TBA”) basis. In a TBA mortgage-backed transaction, the seller does not specify the particular securities to be delivered. Rather, a Fund agrees to accept any security that meets specified terms, such as an agreed upon issuer, coupon rate and terms of the underlying mortgages. TBA mortgage-backed transactions generally settle once a month on a specific date.
     In a dollar roll transaction, the Fund sells a mortgage-backed security held in the Fund to a financial institution such as a bank or broker-dealer, and simultaneously agrees to purchase a substantially similar security (same type, coupon and maturity) from the institution at an agreed upon price and future date. The mortgage-backed securities to be purchased will bear the same coupon as those sold, but generally will be collateralized by different pools of mortgages with different prepayment histories. Based on the typical structure of dollar roll transactions by the Fund, the dollar roll transactions are accounted for as financing transactions in which the Fund receives compensation as either a “fee” or a “drop”. “Fee” income which is agreed upon amongst the parties at the commencement of the dollar roll and the “drop” which is the difference between the selling price and the repurchase price of the mortgage-backed securities are amortized to income. During the period between the sale and purchase settlement dates, the Fund will not be entitled to receive interest and principal payments on securities purchased and not yet settled. Proceeds of the sale may be invested in short-term instruments, and the income from these investments, together with any additional fee income received on the sale, could generate income for the Fund exceeding the yield on the security sold. Dollar roll transactions are considered borrowings under the 1940 Act.
     Forward commitment transactions involve commitments by the Fund to acquire or sell TBA mortgage-backed securities from/to a financial institution, such as a bank or broker-dealer at a specified future date and amount. The TBA mortgage-backed security is marked to market until settlement and the unrealized appreciation or depreciation is recorded in the statement of operations.

Invesco Core Plus Bond Fund
E.	Dollar Roll and Forward Commitment Transactions —(continued)
     At the time the Fund enters into the dollar roll or forward commitment transaction, mortgage-backed securities or other liquid assets held by the Fund having a dollar value equal to the purchase price or in an amount sufficient to honor the forward commitment will be segregated.
     Dollar roll transactions involve the risk that the market value of the securities retained by the Fund may decline below the price of the securities that the Fund has sold but is obligated to purchase under the agreement. In the event that the buyer of securities in a dollar roll transaction files for bankruptcy or becomes insolvent, the Fund’s use of the proceeds from the sale of the securities may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund’s obligation to purchase the securities. The return earned by the Fund with the proceeds of the dollar roll transaction may not exceed the return on the securities sold.
     Forward commitment transactions involve the risk that a counter-party to the transaction may fail to complete the transaction. If this occurs, the Fund may lose the opportunity to purchase or sell the security at the agreed upon price. Settlement dates of forward commitment transactions may be a month or more after entering into these transactions and as a result the market values of the securities may vary from the purchase or sale prices. Therefore, forward commitment transactions may increase the Fund’s overall interest rate exposure.
F.	Futures Contracts — The Fund may enter into futures contracts to manage exposure to interest rate, equity and market price movements and/or currency risks. A futures contract is an agreement between two parties to purchase or sell a specified underlying security, currency or commodity (or delivery of a cash settlement price, in the case of an index future) for a fixed price at a future date. The Fund currently invests only in exchange-traded futures and they are standardized as to maturity date and underlying financial instrument. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant (broker). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities. When the contracts are closed or expire, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Statement of Operations. The primary risks associated with futures contracts are market risk and the absence of a liquid secondary market. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Futures contracts have minimal counterparty risk since the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.
G.	Collateral — To the extent the Fund has pledged or segregated a security as collateral and that security is subsequently sold, it is the Fund’s practice to replace such collateral no later than the next business day.
NOTE 2 — Additional Valuation Information
Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 —	Prices are determined using quoted prices in an active market for identical assets.

Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

Invesco Core Plus Bond Fund
     The following is a summary of the tiered valuation input levels, as of May 31, 2010. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total

Equity Securities	$1,479,398	$—	$—	$1,479,398
U.S. Treasury Securities	—	1,143,222	—	1,143,222
U.S. Government Sponsored Securities Mortgage-Backed Debt Securities	—	1,971,195	—	1,971,195
Corporate Debt Securities	—	2,404,262	—	2,404,262
Asset-Backed Securities	—	1,136,895	—	1,136,895
Municipal Obligations	—	51,733	—	51,733
	$1,479,398	$6,707,307	$—	$8,186,705
Futures*	(12,912)	—	—	(12,912)

Total Investments	$1,466,486	$6,707,307	$—	$8,173,793

*	Unrealized appreciation (depreciation).
NOTE 3 — Derivative Investments
The Fund has implemented the required disclosures about derivative instruments and hedging activities in accordance with GAAP. GAAP has intended to improve financial reporting about derivative instruments and hedging activities by requiring enhanced disclosures to enable investors to better understand their effects on an entity’s financial position and financial performance. The enhanced disclosure has no impact on the results of operations reported in the financial statements.
Value of Derivative Instruments at Period-End
The Table below summarizes the value of the Fund’s derivative instruments, detailed by primary risk exposure, held as of May 31, 2010:

	Value
Risk Exposure/ Derivative Type	Assets	Liabilities

Interest rate risk Futures contracts (a)	$263	$(13,175)

(a)	Includes cumulative appreciation (depreciation) of futures contracts.
Effect of Derivative Instruments for the nine months ended May 31, 2010
The table below summarizes the gains (losses) on derivative instruments, detailed by primary risk exposure, recognized in earnings during the period:

Location of Gain (Loss) on Statement of
Operations
Futures *
Realized Gain (Loss) Interst rate risk	$(5,346)
Change in Unrealized Appreciation (Depreciation) Interest rate risk	$(2,581)

Total	$(7,927)

*	The average value of futures outstanding during the period was $192,594.

Invesco Core Plus Bond Fund

Open Futures Contracts

				Unrealized
	Number of	Month/		Appreciation
Contract	Contracts	Commitment	Value	(Depreciation)

U.S. Treasury 5 Year Notes	5	September-2010/Long	$583,360	$263
U.S. Treasury 30 Year Bonds	1	September-2010/Long	122,656	(2,541)

Subtotal			$706,016	$(2,278)

U.S. Treasury 10 Year Notes	3	June-2010/Short	(362,016)	(10,634)

Total			$344,000	$(12,912)

NOTE 4 — Investment Securities
The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the nine months ended May 31, 2010 was $4,675,271 and $2,863,357, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.
Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$154,649
Aggregate unrealized (depreciation) of investment securities	(14,657)

Net unrealized appreciation of investment securities	$139,992

Cost of investments for tax purposes is $8,046,713.

Invesco Dividend Growth Securities Fund
(formerly known as Morgan Stanley Dividend Growth Securities Fund)
Quarterly Schedule of Portfolio Holdings
May 31, 2010

invesco.com	MS-DGS-QTR-1 05/10	Invesco Advisers, Inc.

Invesco Dividend Growth Securities Inc.*
Portfolio of Investments • May 31, 2010 (unaudited)

NUMBER OF
SHARES		VALUE
	Common Stocks (99.0%)
	Aerospace & Defense (3.4%)
75,390	L-3 Communications Holdings, Inc.	$6,229,476
261,190	Raytheon Co.	13,688,968
343,404	United Technologies Corp.	23,138,561

		43,057,005

	Auto Components (1.3%)
598,120	Johnson Controls, Inc.	17,064,364

	Capital Markets (1.0%)
90,364	Goldman Sachs Group, Inc. (The)	13,035,911

	Chemicals (1.9%)
272,390	Lubrizol Corp. (The)	24,125,582

	Commercial Banks (2.2%)
1,006,860	Wells Fargo & Co.	28,886,813

	Commercial Services & Supplies (1.1%)
634,550	Pitney Bowes, Inc.	14,366,212

	Computers & Peripherals (8.4%)
173,620	Apple, Inc. (a)	44,648,119
584,340	Hewlett-Packard Co.	26,885,484
288,250	International Business Machines Corp.	36,106,195

		107,639,798

	Consumer Finance (1.7%)
549,540	American Express Co.	21,910,160

	Diversified Financial Services (1.6%)
521,020	JPMorgan Chase & Co.	20,621,972

	Diversified Telecommunication Services (1.6%)
833,427	AT&T, Inc.	20,252,276

	Electronic Equipment, Instruments & Components (1.4%)
1,039,790	Corning, Inc.	18,123,540

	Energy Equipment & Services (0.6%)
324,840	Rowan Cos., Inc. (a)	8,043,038

	Gas Utilities (1.4%)
404,430	Questar Corp.	18,142,730

	Health Care Providers & Services (4.0%)
127,020	Express Scripts, Inc. (a)	12,778,212
716,530	UnitedHealth Group, Inc.	20,829,527
343,200	WellPoint, Inc. (a)	17,606,160

		51,213,899

	Hotels, Restaurants & Leisure (1.7%)
745,760	Royal Caribbean Cruises Ltd. (Liberia) (a)	21,627,040

	Household Durables (1.6%)
191,190	Whirlpool Corp.	19,967,884

	Household Products (2.9%)
422,210	Kimberly-Clark Corp.	25,628,147
198,042	Procter & Gamble Co. (The)	12,098,386

		37,726,533

	Industrial Conglomerates (2.7%)
2,157,223	General Electric Co.	35,270,596

	Information Technology Services (1.2%)
320,730	Computer Sciences Corp.	16,033,293

	Insurance (5.9%)
285,970	ACE Ltd. (Switzerland)	14,058,285
494,170	Aflac, Inc.	21,891,731
534,248	MetLife, Inc.	21,631,702
380,950	Travelers Cos., Inc. (The)	18,845,596

		76,427,314

	Internet Software & Services (2.1%)
54,324	Google, Inc. (Class A) (a)	26,356,918

1

Invesco Dividend Growth Securities Inc.*
Portfolio of Investments • May 31, 2010 (unaudited) continued

NUMBER OF
SHARES		VALUE
	Leisure Equipment & Products (1.7%)
1,029,900	Mattel, Inc.	$22,307,634

	Machinery (1.4%)
293,040	Caterpillar, Inc.	17,805,110

	Metals & Mining (1.8%)
332,570	Freeport-McMoRan Copper & Gold, Inc.	23,296,529

	Multi-Utilities (2.8%)
383,020	DTE Energy Co.	17,431,240
592,160	Public Service Enterprise Group, Inc.	18,137,861

		35,569,101

	Multiline Retail (2.0%)
462,040	Target Corp.	25,195,041

	Oil, Gas & Consumable Fuels (9.4%)
256,580	Apache Corp.	22,974,173
356,670	Chesapeake Energy Corp.	7,968,008
455,840	Chevron Corp.	33,672,901
298,240	ConocoPhillips	15,466,726
311,043	Exxon Mobil Corp.	18,805,660
687,780	Marathon Oil Corp.	21,383,080

		120,270,548

	Paper & Forest Products (1.6%)
891,820	International Paper Co.	20,716,979

	Pharmaceuticals (7.8%)
113,659	Johnson & Johnson	6,626,320
914,560	Merck & Co., Inc.	30,811,527
661,980	Mylan, Inc. (a)	12,868,891
1,900,453	Pfizer, Inc.	28,943,899
475,840	Watson Pharmaceuticals, Inc. (a)	21,013,094

		100,263,731

	Road & Rail (2.3%)
568,230	CSX Corp.	29,690,017

	Semiconductors & Semiconductor Equipment (2.1%)
1,269,020	Intel Corp.	27,182,408

	Software (4.0%)
1,462,312	Microsoft Corp.	37,727,649
582,680	Oracle Corp.	13,151,088

		50,878,737

	Specialty Retail (6.7%)
570,130	Best Buy Co., Inc.	24,087,993
861,300	Gap, Inc. (The)	18,776,340
520,480	Guess?, Inc.	19,773,035
453,340	Ross Stores, Inc.	23,755,016

		86,392,384

	Textiles, Apparel & Luxury Goods (1.5%)
242,492	VF Corp.	18,756,756

	Tobacco (4.2%)
1,103,011	Altria Group, Inc.	22,380,093
714,841	Philip Morris International, Inc.	31,538,785

		53,918,878

	Total Common Stocks (Cost $1,020,055,573)	1,272,136,731
	Short-Term Investment (0.8%)
	Investment Company (b)
9,951	Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio — Institutional Class (Cost $9,951,426)	9,951,426

2

Invesco Dividend Growth Securities Inc.*
Portfolio of Investments • May 31, 2010 (unaudited) continued

NUMBER OF
SHARES			VALUE
	Total Investments (Cost $1,030,006,999) (c)	99.8%	1,282,088,157
	Other Assets in Excess of Liabilities	0.2	2,124,212

	Net Assets	100.0%	$1,284,212,369

(a)	Non-income producing security.

(b)	The Fund invests in Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class, an open-end management investment company managed by the Investment Adviser. Investment advisory fees paid by the Fund are reduced by an amount equal to the advisory and administrative service fees paid by Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class with respect to assets invested by the Fund in Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class.

(c)	The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes.

	Number
	of	Premium
	Contracts	Received
Options outstanding at February 28, 2010	1,365	$192,527
Options written	430	153,932
Options terminated in closing purchase transactions	(430)	(36,174)
Options exercised	-0-	-0-
Options expired	(1,365)	(310,285)

Options outstanding at May 31, 2010	-0-	$-0-

3

Invesco Dividend Growth Securities Inc.*
Notes to Financial Statements • May 31, 2010 (unaudited)
Fair Valuation Measurements
Financial Accounting Standards Board Accounting Standards Codification (ASC) 820, Fair Value Measurements and Disclosures (ASC 820) (formerly known as FAS 157), defines fair value as the price that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.
• Level 1 — unadjusted quoted prices in active markets for identical investments
• Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 — significant unobservable inputs including the Fund’s own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.
The following is a summary of the inputs used as of May 31, 2010 in valuing the Fund’s investments carried at fair value:

	FAIR VALUE MEASUREMENTS AT MAY 31, 2010 USING
		UNADJUSTED
		QUOTED PRICES IN	OTHER	SIGNIFICANT
		ACTIVE MARKET FOR	SIGNIFICANT OBSERVABLE	UNOBSERVABLE
		IDENTICAL INVESTMENTS	INPUTS	INPUTS
INVESTMENT TYPE	TOTAL	(LEVEL 1)	(LEVEL 2)	(LEVEL 3)
Common Stocks
Aerospace & Defense	$43,057,005	$43,057,005	$—	$—
Auto Components	17,064,364	17,064,364	—	—
Capital Markets	13,035,911	13,035,911	—	—
Chemicals	24,125,582	24,125,582	—	—
Commercial Banks	28,886,813	28,886,813	—	—
Commercial Services & Supplies	14,366,212	14,366,212	—	—
Computers & Peripherals	107,639,798	107,639,798	—	—
Consumer Finance	21,910,160	21,910,160	—	—
Diversified Financial Services	20,621,972	20,621,972	—	—
Diversified Telecommunication Services	20,252,276	20,252,276	—	—
Electronic Equipment, Instruments & Components	18,123,540	18,123,540	—	—
Energy Equipment & Services	8,043,038	8,043,038	—	—
Gas Utilities	18,142,730	18,142,730	—	—
Health Care Providers & Services	51,213,899	51,213,899	—	—
Hotels, Restaurants & Leisure	21,627,040	21,627,040	—	—
Household Durables	19,967,884	19,967,884	—	—

Invesco Dividend Growth Securities Inc.*
Notes to Financial Statements • May 31, 2010 (unaudited) continued

		UNADJUSTED	OTHER
		QUOTED PRICES IN	SIGNIFICANT	SIGNIFICANT
		ACTIVE MARKET FOR	OBSERVABLE	UNOBSERVABLE
		IDENTICAL INVESTMENTS	INPUTS	INPUTS
INVESTMENT TYPE	TOTAL	(LEVEL 1)	(LEVEL 2)	(LEVEL 3)
Common Stocks continued
Household Products	$37,726,533	$37,726,533	$—	$—
Industrial Conglomerates	35,270,596	35,270,596	—	—
Information Technology Services	16,033,293	16,033,293	—	—
Insurance	76,427,314	76,427,314	—	—
Internet Software & Services	26,356,918	26,356,918	—	—
Leisure Equipment & Products	22,307,634	22,307,634	—	—
Machinery	17,805,110	17,805,110	—	—
Metals & Mining	23,296,529	23,296,529	—	—
Multi-Utilities	35,569,101	35,569,101	—	—
Multiline Retail	25,195,041	25,195,041	—	—
Oil, Gas & Consumable Fuels	120,270,548	120,270,548	—	—
Paper & Forest Products	20,716,979	20,716,979	—	—
Pharmaceuticals	100,263,731	100,263,731	—	—
Road & Rail	29,690,017	29,690,017	—	—
Semiconductors & Semiconductor Equipment	27,182,408	27,182,408	—	—
Software	50,878,737	50,878,737	—	—
Specialty Retail	86,392,384	86,392,384	—	—
Textiles, Apparel & Luxury Goods	18,756,756	18,756,756	—	—
Tobacco	53,918,878	53,918,878	—	—

Total Common Stocks	1,272,136,731	1,272,136,731	—	—

Short-Term Investment — Investment Company	9,951,426	9,951,426	—	—

Total	$1,282,088,157	$1,282,088,157	$—	$—

Valuation of Investments — (1) an equity portfolio security listed or traded on the New York Stock Exchange (“NYSE”) or American Stock Exchange or other exchange is valued at its latest sale price prior to the time when assets are valued; if there were no sales that day, the security is valued at the mean between the last reported bid and ask price; (2) an equity portfolio security listed or traded on the Nasdaq is valued at the Nasdaq Official Closing Price; if there were no sales that day, the security is valued at the mean between the last reported bid and ask price; (3) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the mean between the last reported bid and ask price. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (4) for equity securities traded on foreign exchanges, the last reported sale price or the latest bid price may be used if there were no sales on a particular day; (5) when market quotations are not readily available including circumstances under which Morgan Stanley Investment Advisors Inc. (the “Investment Adviser”) determines that the latest sale price, the bid price or the mean between the last reported bid and ask price do not reflect a security’s market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund’s Directors. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Fund’s Directors or by the Investment Adviser using a pricing service and/or procedures approved by the Directors of the Fund; (6) certain portfolio securities may be valued by an outside pricing service approved by the Fund’s Directors; (7) investments in open-end mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value as of the close of each business day; and (8) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a

Invesco Dividend Growth Securities Inc.*
Notes to Financial Statements • May 31, 2010 (unaudited) continued
maturity date of sixty days or less at the time of purchase are valued at amortized cost, which approximates market value.

*	On June 1, 2010, Invesco Ltd., a leading independent global investment management company, completed its purchase of substantially all of the retail asset management business of Morgan Stanley (the “Transaction”). In contemplation of the Transaction, the Directors of the Fund approved an Agreement and Plan of Reorganization (the “Reorganization”), pursuant to which substantially all of the assets of the Fund would be combined with those of a newly organized mutual fund advised by an affiliate of Invesco Ltd. (the “New Fund”). On May 11, 2010, the Reorganization was approved by the shareholders of the Fund at a special meeting of shareholders. On June 1, 2010, the Reorganization was completed and shareholders of the Fund received shares of the New Fund in exchange for their shares of the Fund. In addition, effective June 17, 2010, the Audit Committee of the Board of Directors appointed, and the Board of Directors ratified thereafter and approved, PricewaterhouseCoopers LLP as the independent registered public accounting firm of the New Fund.

Invesco Floating Rate Fund
(formerly known as AIM Floating Rate Fund)
Quarterly Schedule of Portfolio Holdings
May 31, 2010

invesco.com	FLR-QTR-1 05/10	Invesco Advisers, Inc.

Schedule of Investments(a)
May 31, 2010
(Unaudited)

	Interest	Maturity	Principal
	Rate	Date	Amount	Value

Senior Secured Floating Rate Interest Loans—100.83% (b)(c)
Advertising—0.18%
Lamar Media Corp., Term Loan B	4.25%	12/30/16	$890,780	$893,007
Valassis Communications, Inc.
Delay Draw Term Loan	2.55%	03/02/14	68,636	66,405
Term Loan B	2.55%	03/02/14	206,616	199,901

				1,159,313

Aerospace & Defense—2.10%
Aero Technology Supply
Revolver Loan	0%	03/12/13	5,456	5,402
Term Loan(d)	—	10/16/14	6,000,000	1,889,053
Term Loan	10.75%	03/12/15	138,055	121,489
Term Loan	11.25%	03/12/13	137,088	135,717
Dubai Aerospace Enterprise
Term Loan B1	4.09%	07/31/14	270,718	248,722
Term Loan B2	4.06 - 4.09%	07/31/14	263,495	242,086
Hawker Beechcraft Corp.
Syn LOC	0.19%	03/26/14	280,694	232,274
Term Loan	2.29 - 2.35%	03/26/14	5,777,974	4,781,274
McKechnie Aerospace
First Lien Term Loan	2.36%	05/11/14	529,617	504,903
Second Lien Term Loan	5.36%	05/11/15	141,273	128,205
Sequa Corp., Term Loan B	3.48 - 3.55%	12/03/14	3,313,552	3,022,240
Spirit Aerosystems, Inc., Term Loan B1	2.05%	09/30/13	1,519,347	1,482,503
Vought Aircraft Industries, Inc., Incremental Term Loan	7.50%	12/22/11	315,692	315,890
Wesco Aircraft Hardware Corp., Term Loan	2.61%	09/29/13	389,202	375,580

				13,485,338

Air Freight & Logistics—0.27%
CEVA Group PLC
U.S. Syn LOC(d)	—	11/04/13	215,837	189,937
U.S. Term Loan	3.35%	11/04/13	1,784,163	1,570,063

				1,760,000

Airlines—1.21%
Continental Airlines/Continental Micronesia
Term Loan A1	3.63%	06/01/11	779,765	766,704
Term Loan A2	3.63%	06/01/11	1,949,413	1,916,761
Delta Air Lines, Inc.
Revolver Loan(e)	0%	03/28/13	1,500,000	1,265,625
Revolver Loan(e)	0%	04/30/12	2,000,000	1,852,500
Syn Revolver Credit Loan(d)	—	04/30/12	2,054,535	1,983,591

				7,785,181

Airport Services—0.79%
Dollar Thrifty Automotive Group, Inc., Term Loan(d)	—	06/15/14	1,245,000	1,235,662
Hertz Global Holdings Inc.
Syn LOC(d)	—	12/21/12	1,688,508	1,617,945
Syn LOC	2.02%	12/21/12	622,986	596,954
Term Loan B	2.09 - 2.10%	12/21/12	1,688,509	1,617,964

				5,068,525

See accompanying notes which are an integral part of this schedule.
     Invesco Floating Rate Fund

	Interest	Maturity	Principal
	Rate	Date	Amount	Value

Alternative Carriers—1.00%
Level 3 Communications, Inc.
Add On Term Loan B	11.50%	03/13/14	$204,533	$220,449
Term Loan	2.55%	03/13/14	6,903,258	6,234,549

				6,454,998

Aluminum—0.06%
Noranda Aluminum, Inc., Term Loan B	2.54%	05/18/14	382,194	366,908

Apparel Retail—1.09%
Destination Maternity Corp., Term Loan B	2.55 - 2.60%	03/13/13	126,653	121,270
Neiman Marcus, Inc., Term Loan	2.25 - 2.28%	04/06/13	7,529,638	6,893,949

				7,015,219

Apparel, Accessories & Luxury Goods—0.18%
Phillips-Van Heusen Corp., Term Loan B	4.75%	05/06/16	1,180,539	1,183,272

Auto Parts & Equipment—3.47%
Dana Holding Corp., Term Loan	4.53 - 4.73%	01/30/15	7,002,653	6,761,447
Dayco Products, LLC
Term Loan B	10.50%	05/13/14	72,245	71,522
Term Loan C	12.50%	11/13/14	10,690	9,835
Federal-Mogul Corp.
Delay Draw Term Loan C2	2.28%	12/27/15	2,745,414	2,406,246
Term Loan B	2.22 - 2.28%	12/27/14	6,464,673	5,666,027
Goodyear Tire & Rubber Co. (The), Second Lien Term Loan	2.24%	04/30/14	3,400,000	3,165,179
Key Safety Systems, Inc., Term Loan B	2.59 - 2.60%	03/08/14	1,000,000	894,380
Pep Boys-Manny, Moe & Jack (The), Term Loan	2.25%	10/27/13	40,537	38,662
Tenneco Automotive, Term Loan B	5.09%	06/03/16	2,600,000	2,574,000
Veyance Technologies, Inc.
First Lien Delay Draw Term Loan	2.84%	07/31/14	107,135	91,467
First Lien Term Loan	2.84%	07/31/14	710,937	606,963

				22,285,728

Automobile Manufacturers—1.37%
Ford Motor Co., Term Loan B1	3.31 - 3.34%	12/15/13	9,364,404	8,782,032

Automotive Retail—0.65%
KAR Holdings, Inc., Term Loan B	3.11%	10/21/13	4,402,541	4,190,273

Broadcasting—8.63%
Cequel Communications, LLC, First Lien Term Loan	2.29%	11/05/13	1,447,285	1,384,973
Charter Communications, Inc.
Term Loan B1	2.30%	03/06/14	98,847	91,755
Term Loan C(d)	—	09/06/16	5,385,516	5,026,194
Term Loan C	3.55%	09/06/16	6,423,024	5,994,480
Term Loan Refinance(d)	—	03/06/14	646,418	600,045
CSC Holdings, Inc.
Incremental Term Loan B2	2.09%	03/29/16	2,606,891	2,566,889
Incremental Term Loan B3	2.09%	03/29/13	617,554	608,071
CW Media Holdings, Term Loan B	3.29%	02/16/15	557,066	537,569
Discovery (The), Term Loan C	5.50%	05/14/14	1,477,394	1,479,935
Gray Television Inc., Term Loan B	3.80 - 3.81%	12/31/14	107,304	100,776
Insight Communications Co., Term Loan B	2.03 - 2.04%	04/06/14	1,164,360	1,107,964
Intelsat, Ltd.
Term Loan B2-A	2.79%	01/03/14	2,206,639	2,096,307
Term Loan B2-B	2.79%	01/03/14	2,205,961	2,095,663
Term Loan B2-C	2.79%	01/03/14	2,205,961	2,095,663
See accompanying notes which are an integral part of this schedule.
     Invesco Floating Rate Fund

	Interest	Maturity	Principal
	Rate	Date	Amount	Value

Broadcasting—(continued)
ION Media Networks, DIP Term Loan	15.00%	02/28/10	$372,081	$372,081
Ion Media Networks, Inc. (Paxson Communications), Term Loan(f)	4.38%	01/15/12	2,801,171	756,316
Local TV LLC, Term Loan B	2.30%	05/07/13	906,436	824,857
Mediacom Communications Corp.
Add on Term Loan	5.50%	03/31/17	3,190,528	3,158,623
Term Loan D1	2.08%	01/31/15	2,007,409	1,863,979
Term Loan D2	2.08%	01/31/15	277,639	257,802
Term Loan E	4.50%	10/23/17	2,013,344	1,978,110
Term Loan F	4.50%	10/23/17	6,040,031	5,962,024
Univision Communications Inc.
Term Loan(d)	—	09/29/14	1,513,514	1,303,831
Term Loan	2.54%	09/29/14	9,583,850	8,256,103
WaveDivision Holdings, LLC, Term Loan B	2.82 - 2.95%	06/30/14	378,496	365,248
Weather Channel (The), Term Loan B	5.00%	09/14/15	1,240,524	1,240,748
WOW!
First Lien Term Loan	2.75 - 4.75%	06/30/14	984,934	915,284
First Lien Term Loan A	6.77 - 8.75%	06/28/14	2,359,131	2,348,811

				55,390,101

Building Products—0.44%
Building Materials Corp. of America, Term Loan B	3.13%	02/22/14	2,606,445	2,520,432
Champion Window Manufacturing Inc., Term Loan	7.50%	12/31/13	253,008	221,382
United Subcontractors, Inc., Term Loan	1.79%	06/30/15	107,501	95,138

				2,836,952

Casinos & Gaming—1.05%
BLB Investors, LLC, First Lien Term Loan	4.75%	07/18/11	887,867	634,825
Cannery Casino
Delay Draw Term Loan	4.54%	05/18/13	938,735	850,729
Second Lien Term Loan	4.59%	05/18/14	1,084,000	897,915
Term Loan B	4.59%	05/18/13	701,528	635,759
Las Vegas Sands Corp.
Delay Draw Term Loan 1	2.05%	05/23/14	156,929	139,944
Delay Draw Term Loan 2	2.05%	05/23/13	460,792	410,920
Term Loan B	2.05%	05/23/14	3,536,225	3,153,500

				6,723,592

Coal & Consumable Fuels—0.14%
Oxbow Carbon LLC, Term Loan	2.29%	05/08/14	904,289	873,208

Commercial Printing—0.57%
Aster Sr. Flint Inc.
Term Loan B5	2.59%	12/31/12	795,787	718,198
Term Loan C5	2.59%	12/31/13	813,772	738,499
Cenveo, Inc.
Delay Draw Term Loan	4.77%	06/21/13	61,754	61,239
Term Loan C	4.77%	06/21/13	2,139,580	2,121,757

				3,639,693

Commodity Chemicals—0.52%
LyondellBasell Industries
Term Loan B(d)	—	04/08/16	71,070	71,142
Term Loan B	5.50%	04/08/16	226,809	227,039
Univar Corp., Term Loan B	3.35%	10/10/14	3,208,884	3,067,164

				3,365,345

Communications Equipment—2.36%
Consolidated Communications, Inc.
Delay Draw Term Loan	2.86%	12/31/14	1,000,000	941,250
Term Loan B	2.86%	12/31/14	3,000,000	2,823,750
See accompanying notes which are an integral part of this schedule.
     Invesco Floating Rate Fund

	Interest	Maturity	Principal
	Rate	Date	Amount	Value

Communications Equipment—(continued)
NTELOS Holdings Corporations, Term Loan B	5.75%	08/07/15	$5,038,562	$5,046,951
One Communications Corp.
First Lien Term Loan(d)	—	06/30/12	1,754,900	1,570,636
First Lien Term Loan	8.75%	06/30/12	291,479	260,873
Qwest Corp., Term Loan B(d)	—	06/10/10	4,500,000	4,488,750

				15,132,210

Computer Hardware—0.03%
Quantum Corp., Term Loan B	3.79%	07/12/14	186,065	175,367

Construction Materials—0.17%
Hillman Group (The), Term Loan B(d)	—	05/31/16	1,116,901	1,122,486

Construction, Farm Machinery & Heavy Trucks—0.14%
Manitowoc Company, Inc. (The), Term Loan B	7.50%	11/06/14	885,671	883,090

Data Processing & Outsourced Services—2.00%
First Data Corp.
Term Loan B1(d)	—	09/24/14	6,042,733	5,107,378
Term Loan B1	3.03 - 3.09%	09/24/14	539,691	456,152
Term Loan B2(d)	—	09/24/14	659,106	556,681
Term Loan B2	3.03 - 3.04%	09/24/14	5,003,053	4,225,578
Term Loan B3	3.03 - 3.04%	09/24/14	2,953,339	2,493,062

				12,838,851

Department Stores—0.21%
Bass Pro, Inc., Term Loan B	5.00 - 5.75%	04/10/15	1,379,130	1,377,399

Diversified Chemicals—0.99%
Celanese US Holdings LLC
Prefunded LOC(d)	—	04/02/14	125,000	119,518
Prefunded LOC	0.28%	04/02/14	365,939	349,891
Term Loan	2.04%	04/02/14	2,344,003	2,241,207
Rockwood Specialties, Inc., Term Loan H	6.00%	05/15/14	2,000,000	2,003,250
Solutia Inc., Term Loan B	4.75%	03/17/17	1,422,754	1,422,754
Texas Petrochemicals L.P.
Incremental Term Loan B	2.88%	06/27/13	54,781	51,700
Term Loan B	2.88%	06/27/13	162,300	153,170

				6,341,490

Diversified Metals & Mining—0.27%
Novelis Inc.
Canada Term Loan	2.36%	07/06/14	403,569	381,659
U.S. Term Loan	2.30 - 2.54%	07/06/14	1,431,529	1,353,811

				1,735,470

Diversified Real Estate Activities—1.45%
Lake Las Vegas Resort
DIP Facilities Loan	9.85%	07/15/10	664,569	199,371
Mezzanine Loan(f)	20.00%	10/01/10	5,530	194
Tranche(f)	14.35%	12/22/12	268,336	1,677
Tranches 1 & 2(f)	14.35%	12/22/12	3,036,439	18,978
RE/MAX LLC, Term Loan B	5.50%	04/16/16	2,346,497	2,340,630
Realogy Corporation, Delay Draw Term Loan	3.29 - 3.29%	10/10/13	7,913,652	6,713,414
Yellowstone Mountain Club, LLC, Term Loan	6.00%	07/16/14	53,333	52,800

				9,327,064

See accompanying notes which are an integral part of this schedule.
     Invesco Floating Rate Fund

	Interest	Maturity	Principal
	Rate	Date	Amount	Value

Diversified REIT’s—0.38%
Capital Automotive REIT, Term Loan C	2.78 - 2.86%	12/14/12	$2,632,142	$2,439,662

Diversified Support Services—1.23%
Bankruptcy Management Solutions, Inc.
First Lien Term Loan	6.25%	07/28/12	59,856	45,491
Second Lien Term Loan	6.60%	07/28/13	35,383	9,377
Brock Holdings III, Inc., Term Loan B	2.29 - 4.25%	02/26/14	387,024	356,706
Central Parking Corp.
Second Lien Term Loan	4.81%	11/22/14	25,522	20,035
Syn LOC	0.16%	05/22/14	63,036	56,023
Term Loan B	2.81%	05/22/14	140,846	125,177
Merrill Corp., Term Loan	8.50%	05/15/11	3,994,578	3,779,869
Nuance Communications, Inc.
Incremental Term Loan	2.36%	03/29/13	1,994,872	1,906,359
Revolver Loan(e)	0%	04/01/12	121,000	109,505
Term Loan B	2.36%	04/01/13	244,876	234,011
Production Resources, Inc., Term Loan B	3.88%	08/15/14	1,516,196	1,266,023

				7,908,576

Drug Retail—0.51%
General Nutrition Centers, Inc., Term Loan B	2.54 - 2.60%	09/16/13	3,237,238	3,096,968
MAPCO Express, Inc., Term Loan	6.50%	04/28/11	60,585	58,465
Pantry, Inc. (The)
Delay Draw Term Loan	2.11%	05/15/14	21,099	20,150
Term Loan B	2.11%	05/15/14	73,718	70,401

				3,245,984

Education Services—0.04%
Bright Horizons Family Solutions, Inc., Term Loan B	7.50%	05/28/15	244,991	245,017

Electric Utilities—5.97%
Bicent Power LLC, Second Lien Term Loan	4.30%	07/10/14	250,400	153,683
Calpine Corp.
First Priority Term Loan(d)	—	03/29/14	453,886	425,868
First Priority Term Loan	3.17%	03/29/14	6,586,075	6,179,517
Revolver Loan(e)	0%	03/29/14	3,000,000	2,670,000
Dynegy Holdings Inc.
Loan C(d)	—	04/02/13	925,674	883,250
Loan C	4.11%	04/02/13	6,386,930	6,094,217
Term Loan B(d)	—	04/02/13	74,326	70,920
Term Loan B	4.11%	04/02/13	617,452	589,154
Energy Investor Funds (USPF Holdings), Term Loan	2.10%	04/11/14	103,850	103,201
GreatPoint Energy, Delay Draw Term Loan(d)	—	02/12/17	655,666	652,388
Kelson Finance LLC, First Lien Term Loan B	3.54%	03/08/13	322,326	311,217
NE Energy, Inc.
Second Lien Term Loan	4.81%	05/01/14	315,000	287,438
Syn LOC	0.16%	11/01/13	56,831	53,990
Term Loan B	2.81%	11/01/13	517,939	492,042
NRG Energy, Inc.
Syn LOC	0.19%	02/01/13	1,025,718	986,079
Term Loan B	2.04 - 2.10%	02/01/13	1,545,511	1,485,785
NSG Holdings II, LLC
Syn LOC	1.76%	06/15/14	38,265	36,783
Term Loan	1.76%	06/15/14	149,280	143,495
See accompanying notes which are an integral part of this schedule.
     Invesco Floating Rate Fund

	Interest	Maturity	Principal
	Rate	Date	Amount	Value

Electric Utilities—(continued)
Texas Competitive Electric Holdings Co. LLC
Delay Draw Term Loan(d)	—	10/10/14	$2,432,722	$1,857,322
Delay Draw Term Loan	3.79 - 3.80%	10/10/14	8,840,466	6,749,475
Term Loan B1(d)	—	10/10/14	1,736,041	1,342,051
Term Loan B1	3.79 - 3.80%	10/10/14	400,000	309,222
Term Loan B2(d)	—	10/10/14	2,551,901	1,970,271
Term Loan B2	3.79 - 4.07%	10/10/14	2,079,028	1,605,175
Term Loan B3	3.79 - 3.80%	10/10/14	2,992,327	2,301,668
TPF Generation Holdings, LLC
First Lien Term Loan	0.19%	12/15/11	30,618	29,240
Second Lien Term Loan	4.54%	12/15/14	267,000	243,237
Syn LOC D	0.19%	12/15/13	97,672	93,277
Term Loan	2.29%	12/15/13	246,672	235,572

				38,355,537

Electrical Components & Equipment—0.09%
Aeroflex Inc., Term Loan B1	3.69%	08/15/14	314,471	306,609
Crown Castle International Corp., Term Loan B	1.85%	03/06/14	280,524	269,829

				576,438

Electronic Manufacturing Services—0.31%
Sorenson Communications, Inc., First Lien Term Loan	6.00%	08/16/13	2,224,114	2,005,183

Environmental & Facilities Services—0.03%
Covanta Holding Corp.
Syn LOC	0.19%	02/09/14	84,652	81,107
Term Loan B	1.81 - 1.94%	02/09/14	128,682	123,293

				204,400

Food Distributors—2.92%
Advanced Food Company, Inc.
Delay Draw Term Loan	2.11%	03/16/14	73,189	69,895
Second Lien Term Loan	4.61%	09/16/14	1,233,357	1,153,189
Term Loan B	2.11%	03/16/14	847,395	809,262
Aramark Corp.
Extended LOC 2	3.50%	07/26/16	23,693	23,127
Extended Term Loan B	3.54%	07/26/16	360,266	351,659
Syn LOC 1(d)	—	01/26/14	123,414	118,151
Syn LOC 1	2.13%	01/26/14	13,153	12,592
U.S. Term Loan(d)	—	01/26/14	1,876,586	1,796,569
U.S. Term Loan	2.17%	01/26/14	200,001	191,473
Dean Foods Co.
Term Loan A(d)	—	04/02/12	4,000,000	3,873,180
Term Loan A	1.05 - 1.11%	04/02/12	255,000	246,915
Term Loan B	1.68%	04/02/14	294,825	282,700
Pierre Foods Inc., Term Loan A	7.00%	03/03/16	2,178,247	2,190,042
Pinnacle Foods Group, Inc. (Aurora Foods)
Revolver Loan(e)	0%	04/02/13	1,000,000	912,500
Term Loan B	2.78%	04/02/14	4,485,916	4,244,798
Term Loan C	7.50%	04/02/14	2,500,000	2,502,737

				18,778,789

Food Retail—1.13%
OSI Restaurant Partners, LLC
Prefunded Revolver Credit	0.08 - 2.69%	06/14/13	275,179	240,096
Term Loan	2.63%	06/14/14	4,045,473	3,529,696
Quizno’s Corp. (The), First Lien Term Loan B	5.06%	05/05/13	12,505	10,780
See accompanying notes which are an integral part of this schedule.
     Invesco Floating Rate Fund

	Interest	Maturity	Principal
	Rate	Date	Amount	Value

Food Retail—(continued)
SUPERVALU Inc.
Term Loan A	1.17%	06/02/11	$414,013	$405,579
Term Loan B1(d)	—	06/02/12	1,177,501	1,134,305
Term Loan B1	1.60%	06/02/12	155,960	150,238
Term Loan B2	3.10%	10/05/15	276,253	271,036
Term Loan C(d)	—	06/02/11	352,941	337,941
Wendy’s/Arby’s Resturants, LLC, Term Loan B	5.00%	05/24/17	1,179,680	1,181,520

				7,261,191

Forest Products—1.30%
Georgia-Pacific Corp.
Add On Term Loan B	2.29 - 2.54%	12/29/12	24,779	24,227
Term Loan A(d)	—	12/21/10	2,023,454	2,007,853
Term Loan A	2.29%	12/21/10	794,284	788,160
Term Loan B	2.25 - 2.54%	12/21/12	3,422,787	3,346,562
Term Loan C	3.50 - 3.79%	12/23/14	2,210,845	2,200,974

				8,367,776

General Merchandise Stores—0.20%
Pilot Travel Centers LLC, Term Loan B(d)	—	11/24/15	1,263,571	1,264,247

Health Care Distributors—0.87%
IMS Health, Inc., Term Loan	5.25%	02/26/16	2,203,944	2,196,075
Warner Chilcott PLC
Add On Term Loan	5.75%	04/30/15	1,881,104	1,881,782
Term Loan A	5.50%	10/30/14	677,225	677,902
Term Loan B1	5.75%	04/30/15	311,697	311,809
Term Loan B2	5.75%	04/30/15	519,032	519,219

				5,586,787

Health Care Equipment—1.49%
Biomet, Inc.
Term Loan(d)	—	03/25/15	6,327,073	6,163,771
Term Loan	3.35%	03/25/15	279,738	272,518
CONMED Corp., Term Loan	1.86%	04/13/13	903,062	875,970
DJO Finance LLC, Term Loan	3.35%	05/20/14	1,839,391	1,771,186
Orthofix International N.V., Term Loan B	6.75%	09/22/13	480,149	477,148

				9,560,593

Health Care Facilities—3.99%
Community Health Systems
Delay Draw Term Loan(d)	—	07/25/14	73,071	68,535
Delay Draw Term Loan	2.79%	07/25/14	339,622	318,536
Term Loan B(d)	—	07/25/14	1,426,929	1,338,388
Term Loan B	2.60 - 2.79%	07/25/14	6,161,676	5,779,344
HCA, Inc.
Term Loan B(d)	—	11/07/12	1,500,000	1,380,000
Term Loan B	2.54%	11/18/13	439,308	416,686
Term Loan B2	3.54%	03/31/17	8,053,547	7,810,692
Health Management Associates, Inc., Term Loan B	2.04%	02/28/14	4,487,669	4,220,092
IASIS Healthcare Corp.
Delay Draw Term Loan	2.35%	03/14/14	702,901	664,094
LOC	0.25%	03/14/14	381,558	360,492
Term Loan B	2.35%	03/14/14	2,030,986	1,918,855
Medical Properties Trust, Inc., Term Loan B	5.00%	05/17/16	1,337,710	1,331,022

				25,606,736

Health Care Services—1.46%
Aurora Diagnostics, LLC, Term Loan B(d)	—	05/21/16	2,643,484	2,603,832

See accompanying notes which are an integral part of this schedule.
     Invesco Floating Rate Fund

	Interest	Maturity	Principal
	Rate	Date	Amount	Value

Health Care Services—(continued)
Fresenius Medical Care Holdings, Inc.
Term Loan C1	4.50%	09/10/14	$427,194	$427,639
Term Loan C2	4.50%	09/10/14	244,024	244,278
Genoa Healthcare LLC
Second Lien Term Loan	10.75%	02/10/13	132,000	110,220
Term Loan B	5.50%	08/10/12	88,158	83,971
Harlan Sprague Dawley, Inc., Term Loan B	3.85 - 3.86%	07/11/14	2,615,722	2,403,194
inVentiv Health, Inc., Term Loan B	2.05%	07/06/14	353,786	348,701
Royalty Pharma AG, Term Loan B	2.54%	04/16/13	932,916	921,255
Skilled Healthcare LLC
Delay Draw Term Loan	5.25%	04/09/16	83,324	82,873
Term Loan B	5.25%	04/09/16	916,568	911,605
Sun Healthcare Group, Inc.
Syn LOC	0.19%	04/19/14	89,827	86,189
Term Loan B	2.27 - 2.66%	04/19/14	430,265	412,839
Trizetto Group, Inc., Term Loan B	7.50%	08/04/15	727,767	728,676

				9,365,272

Health Care Supplies—1.16%
Bausch & Lomb Inc.
Delay Draw Term Loan(d)	—	04/26/15	177,248	168,896
Delay Draw Term Loan	3.54%	04/26/15	468,537	446,223
Revolver Loan(e)	0%	10/25/13	1,280,000	1,164,800
Revolver Loan	3.10%	10/25/13	720,000	655,200
Term Loan B(d)	—	04/26/15	730,859	696,421
Term Loan B	3.54%	04/26/15	1,929,816	1,837,909
Catalent Pharma Solutions, Term Loan	2.60%	04/10/14	1,241,621	1,142,075
Fresenius Medical Care AG & Co. KGaA, Term Loan B	1.66 - 1.70%	03/31/13	167,559	163,951
Mylan Inc., Term Loan B	3.56%	10/02/14	1,184,924	1,180,339

				7,455,814

Hotels, Resorts & Cruise Lines—0.53%
American Gaming Systems
Delay Draw Term Loan	3.26%	05/14/13	503,839	386,696
Term Loan B	3.26%	05/14/13	3,601,211	2,763,929
Centaur Gaming
First Lien Term Loan B	11.25%	10/30/12	242,281	219,264
Second Lien Term Loan	14.25%	10/30/13	124,036	4,962
Ginn Club & Resort
First Lien Term Loan B(f)	9.50%	06/08/11	105,289	8,950
Revolving Credit Loan (f)	5.87 - 9.50%	06/08/11	49,078	4,110
Second Lien Term Loan(f)	13.50%	06/08/12	127,556	1,276

				3,389,187

Household Products—2.76%
Jarden Corp.
Term Loan B2	2.04%	01/24/12	31,994	31,532
Term Loan B4	3.54%	01/26/15	55,664	55,405
Nice-Pak Products Inc., Term Loan	3.29%	06/18/14	570,654	536,415
Rent-A-Center
Term Loan B	2.05 - 2.23%	06/30/12	7,204	7,132
Term Loan B	3.26 - 3.27%	03/31/15	129,556	128,261
Reynolds Packaging Group
Add On Term loan B	5.75%	05/05/16	1,460,070	1,455,507
Term Loan B(d)	—	11/05/15	457,784	457,022
Term Loan B	6.25%	11/05/15	1,554,458	1,551,870
See accompanying notes which are an integral part of this schedule.
     Invesco Floating Rate Fund

	Interest	Maturity	Principal
	Rate	Date	Amount	Value

Household Products—(continued)
Spectrum Brands, Inc.
LOC	1.50%	06/30/12	$215,219	$214,603
Term Loan(d)	—	06/11/17	5,639,561	5,526,770
Term Loan B	8.00 - 8.75%	06/30/12	7,766,930	7,744,716

				17,709,233

Human Resource & Employment Services—1.33%
Koosharem Corp.
Second Lien Term Loan	14.25%	12/31/14	300,246	114,593
Term Loan	8.00 - 8.25%	06/30/14	724,470	614,592
Term Loan(d)	—	08/01/11	1,850,000	1,850,000
Term Loan	13.00%	08/01/11	1,850,000	1,702,000
Kronos Inc.
First Lien Term Loan	2.29%	06/11/14	1,279,347	1,214,312
First Lien Term Loan	6.04%	06/11/15	3,255,649	3,044,032

				8,539,529

Industrial Conglomerates—0.87%
CONTECH Construction Products, Inc., Term Loan B	2.34%	01/31/13	1,297,066	1,169,791
Dresser Inc.
Second Lien Term Loan	6.20%	05/04/15	1,000,000	950,940
Term Loan B	2.70%	05/04/14	3,710,760	3,485,331

				5,606,062

Industrial Machinery—0.73%
Gleason Corp., First Lien Term Loan	2.00 - 2.19%	06/30/13	123,749	121,275
Itron Inc., Term Loan	3.86%	04/18/14	97,071	97,040
Pro Mach, Inc., Term Loan	2.61%	12/14/11	554,581	499,788
Rexnord Corp.
Add On Term Loan B2	2.63%	07/19/13	94,132	89,779
Sr. Unsec. Term Loan	7.25%	03/01/13	2,692,378	1,884,664
Term Loan B	2.81 - 2.88%	07/19/13	2,082,062	1,998,780

				4,691,326

Insurance Brokers—0.32%
Sedgwick Claims Management Services, Inc., Term Loan B(d)	—	05/21/16	1,388,672	1,383,464
Swett & Crawford Group, Inc.
First Lien Term Loan	2.59%	04/03/14	373,983	295,447
Second Lien Term Loan	5.84%	10/03/14	105,200	69,695
USI Holdings Corp., Term Loan B	3.05%	05/05/14	316,905	290,762

				2,039,368

Integrated Telecommunication Services—1.00%
Cavalier Telephone Inc., Term Loan B	10.50%	12/31/12	875,443	805,775
Hargray Communications Group, Inc., Term Loan B	2.60%	06/27/14	149,026	142,320
Integra Telecom, Inc., Term Loan B	9.25%	04/15/15	2,297,488	2,297,006
Iowa Telecom, Term Loan B	2.04 - 2.10%	11/23/11	799,535	796,788
Syniverse Technologies, Inc., Delay Draw Term Loan	2.85%	08/09/14	1,289,018	1,272,906
Time Warner Inc., Term Loan B	2.11%	01/07/13	1,116,132	1,083,447

				6,398,242

Internet Software & Services—0.23%
Network Solutions, LLC, Term Loan B	2.55 - 2.61%	03/07/14	710,994	671,000
SkillSoft PLC, Term Loan B(d)	—	05/26/17	786,453	779,249

				1,450,249

See accompanying notes which are an integral part of this schedule.
     Invesco Floating Rate Fund

	Interest	Maturity	Principal
	Rate	Date	Amount	Value

Investment Banking & Brokerage—0.05%
Gartmore Investment Ltd., U.S. Term Loan	2.31%	05/11/14	$365,938	$334,833

IT Consulting & Other Services—1.88%
Brocade Communications Systems, Inc.
Term Loan(d)	—	10/07/13	1,491,695	1,498,229
Term Loan	7.00%	10/07/13	638,642	641,440
SunGuard Data Systems, Inc.
U.S. Revolver Loan(e)	0%	08/11/11	1,500,000	1,402,500
U.S. Term Loan A	2.05%	02/28/14	256,221	244,292
U.S. Term Loan B	3.89 - 4.00%	02/28/16	6,527,243	6,320,165
U.S. Term Loan C	6.75%	02/28/14	1,984,887	1,978,932

				12,085,558

Leisure Facilities—3.96%
24 Hour Fitness Worldwide Inc., Term Loan B	6.75%	04/22/16	2,765,705	2,668,905
AMF Group
First Lien Term Loan B	2.80 - 2.85%	06/08/13	1,349,241	1,162,372
Second Lien Term Loan	6.55%	12/08/13	177,143	142,009
Harrah’s Operating Co., Inc.
Term Loan B1(d)	—	01/28/15	567,089	475,226
Term Loan B1	3.32%	01/28/15	4,709,541	3,946,642
Term Loan B2(d)	—	01/28/15	567,089	475,226
Term Loan B2	3.32%	01/28/15	2,214,038	1,858,408
Term Loan B3	3.29 - 3.32%	01/28/15	3,268,929	2,738,970
Live Nation Entertainment, Inc., Term Loan B	4.50%	11/06/16	884,760	885,866
Regal Entertainment Group
Term Loan B(d)	—	11/19/16	4,661,471	4,633,223
Term Loan B	3.79%	11/19/16	4,193,332	4,167,920
Six Flags Inc.
Second Lien Term Loan	9.25%	12/31/16	400,000	403,250
Term Loan B	6.25%	06/30/16	1,862,754	1,850,776

				25,408,793

Leisure Products—3.05%
Cinemark USA, Inc., Term Loan	3.55 - 3.68%	04/30/16	1,286,846	1,278,532
Golden Nugget, Inc., Second Lien Term Loan	3.61%	12/31/14	116,593	48,094
IMG Worldwide, Inc., Term Loan B(d)	—	06/08/15	4,049,016	3,968,036
Panavision Inc., Second Lien Term Loan	7.79%	03/30/12	9,500	5,320
Sabre Holdings Corp.
Term Loan(d)	—	09/30/14	1,581,161	1,425,725
Term Loan	2.34 - 2.35%	09/30/14	8,435,416	7,606,173
Travelport Ltd.
Delay Draw Term Loan(d)	—	05/23/14	398,687	378,753
Delay Draw Term Loan	2.79%	05/23/14	584,645	555,413
U.S. Syn LOC(d)	—	08/23/13	307,354	292,241
U.S. Syn LOC	2.79%	08/23/13	230,515	219,183
U.S. Term Loan B(d)	—	08/23/13	1,692,646	1,609,419
U.S. Term Loan B	2.79%	08/23/13	1,269,485	1,207,079
True Temper Sports Inc., Term Loan	8.00%	10/14/13	1,023,959	998,360

				19,592,328

See accompanying notes which are an integral part of this schedule.
     Invesco Floating Rate Fund

	Interest	Maturity	Principal
	Rate	Date	Amount	Value

Marine—0.48%
Dockwise Ltd.
Term Loan B1(d)	—	03/13/15	$288,521	$264,718
Term Loan B2(d)	—	03/13/15	1,221,955	1,121,143
Term Loan C(d)	—	03/13/16	267,569	246,833
Term Loan C2(d)	—	03/13/16	1,221,955	1,127,253
US Shipping LLC, Term Loan	2.50 - 9.20%	08/07/13	466,692	340,833

				3,100,780

Marine Ports & Services—0.05%
Fleetcor Technologies, Inc.
Tranche 1	2.52%	04/30/13	186,443	182,714
Tranche 2	2.52%	04/30/13	152,982	149,923

				332,637

Metal & Glass Containers—1.38%
Berry Plastics Corp.
Term Loan C(d)	—	04/03/15	2,000,000	1,805,410
Term Loan C	2.26%	04/03/15	5,286,439	4,772,095
Graham Packaging Company, L.P.
Term Loan B	2.56 - 2.69%	10/07/11	536,263	529,961
Term Loan C	6.75%	04/05/14	966,384	972,907
MAUSER Corp.
Term Loan B2	2.73%	06/13/15	500,000	400,832
Term Loan C2	2.98%	06/13/16	500,000	403,333

				8,884,538

Movies & Entertainment—1.18%
Alpha III, Term Loan B2	2.45%	12/31/13	3,754,013	3,368,194
LodgeNet Entertainment Corp., Term Loan	2.30%	04/04/14	2,453,475	2,263,331
NEP II, Inc., Term Loan B	2.34 - 4.25%	02/16/14	390,495	370,320
Zuffa LLC, Term Loan	2.44%	06/19/15	1,657,415	1,603,135

				7,604,980

Oil & Gas Drilling—0.75%
Ram Energy Inc., Term Loan	12.75%	11/28/12	746,751	737,417
Venoco, Inc., Second Lien Term Loan	4.38 - 6.25%	05/07/14	4,377,168	4,056,190

				4,793,607

Oil & Gas Equipment & Services—0.50%
CCS Corp.
Delay Draw Term Loan	3.35%	11/14/14	966,778	829,012
Term Loan B	3.35%	11/14/14	2,760,572	2,367,191

				3,196,203

Oil & Gas Refining & Marketing—0.66%
Flying J Inc., Term Loan B(d)	—	02/19/15	1,395,349	1,406,686
Gary-Williams Energy Corp., Term Loan B	11.75%	11/13/14	988,558	909,474
Western Refining, Inc., Term Loan B	10.75%	05/30/14	2,000,000	1,900,500

				4,216,660

Oil & Gas Storage & Transportation—0.56%
SemGroup Corp.
Term Loan(d)	—	11/30/16	2,000,000	2,014,000
Term Loan	9.00%	11/30/16	52,463	52,830
Targa Resources, Inc., Term Loan B	6.00%	07/05/16	1,547,852	1,549,423

				3,616,253

Other Diversified Financial Services—0.02%
Conseco, Inc., Term Loan	7.50%	10/10/13	125,449	120,823

See accompanying notes which are an integral part of this schedule.
     Invesco Floating Rate Fund

	Interest	Maturity	Principal
	Rate	Date	Amount	Value

Packaged Foods & Meats—0.68%
Dole Foods Co., Inc.
Prefunded LOC	0.24%	04/12/13	$683,477	$682,804
Term Loan B1	5.00 - 5.50%	03/02/17	1,080,599	1,082,332
Term Loan C1	5.00 - 5.50%	03/02/17	2,574,914	2,579,047

				4,344,183

Paper Packaging—1.55%
Smurfit-Stone Container Corp.
Canada Revolver Credit Loan	2.70 - 5.00%	07/28/10	285,357	284,235
LOC	4.50%	11/01/10	175,194	174,506
Term Loan(e)	0%	02/22/16	7,000,000	6,967,135
Term Loan(d)	—	02/22/16	983,519	978,902
Term Loan B	2.57%	11/01/11	196,526	195,754
Term Loan C	2.57%	11/01/11	370,420	368,964
Term Loan C1	2.57%	11/01/11	111,994	111,554
U.S. Revolver Credit Loan	2.50 - 4.50%	07/28/10	858,306	854,933

				9,935,983

Paper Products—0.80%
Xerium S.A.
DIP Term Loan	6.50%	07/30/10	5,000,000	5,031,250
U.S. Term Loan	6.79%	05/18/12	85,741	86,312

				5,117,562

Personal Products—0.58%
Hanesbrands Inc., First Lien Term Loan B	5.25%	12/10/15	2,163,894	2,168,720
Topps Company Inc. (The), Term Loan B	3.01%	10/12/14	1,714,644	1,568,899

				3,737,619

Pharmaceuticals—1.20%
Nycomed US Inc.
Term Loan A1	1.79%	12/29/13	775,260	699,673
Term Loan A2	1.79%	12/29/13	2,040,273	1,841,346
Term Loan A3	1.79%	12/29/13	38,974	35,174
Term Loan A4	1.79%	12/29/13	24,827	22,406
Term Loan A5	1.79%	12/29/13	120,666	108,901
Term Loan B2	2.54%	12/29/14	2,723,574	2,402,043
Term Loan C2	3.29%	12/29/15	2,723,574	2,415,660
Quintiles Transnational Corp.
Second Lien Term Loan	4.30%	03/31/14	74,764	73,269
Term Loan B	2.30%	03/31/13	102,450	98,992

				7,697,464

Publishing—2.95%
American Media, Inc., Term Loan B	10.00%	01/30/13	3,931,586	3,813,638
CanWest MediaWorks Inc., Term Loan B	4.25%	07/13/14	112,167	108,733
Caribe Information Investment Inc., Term Loan	2.55 - 2.62%	03/31/13	70,518	53,241
Endurance Business Media, Inc.
Second Lien Term Loan(f)	9.25%	01/26/14	59,090	20,755
Term Loan(f)	4.75%	07/26/13	114,191	24,266
F & W Publications, Inc.
Second Lien Term Loan(f)	6.50%	08/05/13	357,143	5,357
Term Loan(f)	6.50%	08/05/12	117,464	58,732
Gatehouse Media, Inc.
Delay Draw Term Loan(d)	—	08/28/14	1,402,514	658,929
Delay Draw Term Loan	2.34 - 2.36%	08/28/14	1,068,276	501,897
Term Loan B	2.36%	08/28/14	4,138,287	1,944,250
Term Loan(d)	—	08/28/14	1,035,285	486,398
Term Loan	2.59%	08/28/14	24,334	11,433
See accompanying notes which are an integral part of this schedule.
     Invesco Floating Rate Fund

	Interest	Maturity	Principal
	Rate	Date	Amount	Value

Publishing—(continued)
Getty Images, Inc., Acquisition Term Loan	6.25%	07/02/15	$8,448,287	$8,468,520
Hanley Wood LLC, Term Loan	2.63 - 2.75%	03/08/14	322,576	183,868
Local Insight Regatta Holdings, Inc., Term Loan	6.25%	04/23/15	3,044,658	2,618,406

				18,958,423

Real Estate Management & Development—0.10%
CB Richard Ellis Group, Inc., Term Loan B1-A	6.50%	12/20/15	1,430,781	634,327

Semiconductors—0.68%
Freescale Semiconductor, Inc., Term Loan-2	4.53%	12/01/16	4,934,075	4,361,004

Specialized Consumer Services—3.63%
Booz Allen Hamilton, Inc.
Term Loan B	7.50%	07/31/15	1,457,346	1,462,709
Term Loan C	6.00%	07/31/15	2,101,475	2,105,636
Jacobson Corp., Term Loan B	2.86%	06/19/14	4,243,288	3,888,974
LPL Investment Holdings Inc.
Term Loan(d)	—	05/21/17	4,567,959	4,533,699
Term Loan D	2.04%	06/28/13	306,757	292,953
ServiceMaster Company (The)
Delay Draw Term Loan	2.86%	07/24/14	666,851	615,090
Syn LOC	0.17%	07/24/14	5,000,000	4,529,175
Term Loan B	2.76 - 2.86%	07/24/14	6,344,160	5,851,726

				23,279,962

Specialized Finance—1.05%
Citco Group Ltd. (The), Term Loan B	4.43%	06/30/14	98,174	93,101
Clarke American Corp., Term Loan B	2.79 - 2.85%	06/30/14	3,364,217	2,955,717
E.A.Viner International Co., First Lien Term Loan B	4.80%	07/31/13	24,359	23,385
MSCI Inc., Term Loan B(d)	—	03/01/16	522,083	523,605
Nuveen Investments, LLC, Term Loan	3.32 - 3.33%	11/13/14	3,654,185	3,120,784

				6,716,592

Specialty Chemicals—2.28%
Cognis Deutschland, Term Loan C	2.26%	09/15/13	799,515	775,130
Hexion Specialty Chemicals, Inc.
Credit Linked Deposit	0.15%	05/05/13	89,838	82,550
Revolver Credit	2.88%	05/31/11	381,000	338,179
Term Loan C5	4.06%	05/05/15	3,112,890	2,817,166
Term Loan C7	4.06%	05/05/15	4,213,680	3,813,380
Huntsman ICI Chemicals LLC
Term Loan B	2.08 - 2.18%	04/21/14	4,162,638	3,915,482
Term Loan C	2.60 - 2.68%	06/30/16	2,902,039	2,747,419
MacDermid Inc., Term Loan B	2.35%	04/12/14	174,207	162,666

				14,651,972

Specialty Stores—1.09%
Mattress Firm, Term Loan B	2.61 - 2.69%	01/18/14	302,468	249,536
Michaels Stores, Inc.
Term Loan B1	2.56 - 2.81%	10/31/13	3,877,832	3,575,264
Term Loan B2	4.81 - 5.06%	07/31/16	2,711,694	2,601,776
PETCO Animal Supplies, Inc., Term Loan	2.54 - 2.60%	10/26/13	595,327	571,765

				6,998,341

Systems Software—1.79%
Allen Systems Group Inc., First Lien Term Loan	8.50%	10/19/13	960,320	960,920
See accompanying notes which are an integral part of this schedule.
     Invesco Floating Rate Fund

	Interest	Maturity	Principal
	Rate	Date	Amount	Value

Systems Software—(continued)
Dealer Comp-rey, Term Loan B	5.25%	04/21/17	$7,273,352	$7,205,164
Verint Systems, Inc., Term Loan	3.54%	05/25/14	3,590,268	3,353,903

				11,519,987

Technology Distributors—0.08%
Windstream Corp., Term Loan B2	3.06%	12/17/15	505,857	499,263

Textiles—0.07%
Gold ToeMoretz, LLC, First Lien Term Loan	8.50%	10/30/13	468,467	452,087

Trading Companies & Distributors—0.00%
Brenntag AG
Term Loan B2	4.07 - 4.09%	01/20/14	16,346	16,296
U.S Acquired Term Loan	4.07 - 4.14%	01/20/14	931	927

				17,223

Trucking—0.73%
Swift Transportation Corp.
Syn LOC	2.25%	05/10/14	2,500,000	2,275,000
Term Loan	8.25%	05/10/14	2,560,907	2,394,038

				4,669,038

Wireless Telecommunication Services—4.86%
Asurion Corp.
First Lien Term Loan	3.28 - 3.42%	07/03/14	4,776,175	4,609,009
First Lien Term loan	3.35%	07/03/14	526	508
Second Lien Term Loan	6.85%	07/03/15	3,072,549	3,018,779
FairPoint Communications, Inc., Term Loan B	5.00%	03/31/15	3,922,715	2,999,249
Global Tel*Link
Delay Draw Term Loan(e)	0%	03/02/16	319,358	318,958
Term Loan(d)	—	03/02/16	269,036	268,700
Term Loan	6.00%	03/02/16	1,207,337	1,205,828
MetroPCS Communications, Inc., Term Loan B	2.56 - 2.63%	11/03/13	5,605,179	5,388,006
RCN Corp.
Add on Term Loan	2.56%	05/25/14	1,436,456	1,429,274
Add on Term Loan B	2.56%	05/25/14	1,615,949	1,607,869
Term Loan B(d)	—	05/24/16	6,024,563	5,975,613
Securus Technologies, Inc., Term Loan B	8.00%	10/31/14	4,000,000	4,010,000
U.S. TelePacific, Term Loan B	9.25%	08/17/15	405,639	405,437

				31,237,230

Total Senior Secured Floating Rate Interest Loans (Cost $658,331,636)				647,466,556

			Shares

Domestic Common Stocks—2.11%
Aerospace & Defense—0.04%
ACTS Aero Technical Support & Services, Inc.(g)			15,079	271,429

Auto Parts & Equipment—0.03%
Dayco Products, LLC(g)			3,261	136,147
Dayco Products, LLC(g)			856	35,738

				171,885

Broadcasting—0.02%
New Vision Television(g)			6,734	0
New Vision Television, -Class A(g)			8,574	120,036

				120,036

See accompanying notes which are an integral part of this schedule.
     Invesco Floating Rate Fund

	Shares	Value

Building Products—0.37%
Masonite Worldwide Holdings (Canada) (g)	53,093	$2,375,912
United Subcontractors, Inc.(g)	4,587	0

		2,375,912

Commodity Chemicals—1.38%
LyondellBasell Industries, -Class A(g)	218,689	4,155,091
LyondellBasell Industries, -Class B(g)	250,832	4,670,227

		8,825,318

Environmental & Facilities Services—0.14%
Safety-Kleen Holdco, Inc., (Acquired 12/24/03; Cost $2,062,077)(g)(h)(i)	150,812	923,723

Leisure Products—0.00%
True Temper Sports Inc.(g)	2,971	10,400

Marine—0.01%
US Shipping LLC(g)	6,189	0
US Shipping LLC(g)	87,805	70,244

		70,244

Oil & Gas Storage & Transportation—0.03%
Sem Group L.P.(g)	6,668	188,371

Publishing—0.09%
MediaNews Group, Inc.(g)	1	16
Reader’s Digest Association, Inc. (The)(g)	22,917	584,383

		584,399

Total Common Stocks (Cost $16,499,829)		13,541,717

	Interest	Maturity	Principal
	Rate	Date	Amount

Floating Rate Notes—1.76%
Communications Equipment—0.65%
Qwest Corp., Sr. Unsec. Unsub. Floating Rate Global Notes(j)	3.51%	06/15/13	$4,250,000	4,166,062

Diversified Chemicals—0.56%
Lyondell Chemical Co., Sr. Sec. Notes	11.00%	05/01/18	3,385,930	3,597,551

Metal & Glass Containers—0.14%
Berry Plastics Holding Corp., Sr. Sec. Gtd. Sub. Floating Rate Global Notes(j)	4.13%	09/15/14	996,000	869,010

Oil & Gas Refining & Marketing—0.38%
Western Refining, Inc., Sr. Sec. Gtd. Floating Rate Notes(j)	10.75%	06/15/14	2,750,000	2,447,500

Paper Products—0.03%
Verso Paper Holdings, LLC, Series B, Sr. Sec. Gtd. Floating Rate Global Notes(j)	4.09%	08/01/14	228,000	191,520

Total Floating Rate Notes (Cost $11,227,199)				11,271,643

See accompanying notes which are an integral part of this schedule.
     Invesco Floating Rate Fund

	Shares	Value

Money Market Funds—7.67%
Liquid Assets Portfolio-Institutional Class(k)	24,638,849	$24,638,849
Premier Portfolio-Institutional Class(k)	24,638,849	24,638,849

Total Money Market Funds (Cost $49,277,698)		49,277,698

TOTAL INVESTMENTS—112.37% (Cost $735,336,362)		721,557,614

OTHER ASSETS LESS LIABILITIES—(12.37)%		(79,408,722)

NET ASSETS—100.00%		$642,148,892

Investment Abbreviations:

DIP	— Debtor-in-possession
Gtd.	— Guaranteed
LOC	— Letter of Credit
REIT	— Real Estate Investment Trust
Sec.	— Secured
Sr.	— Senior
Sub.	— Subordinated
Syn LOC	— Synthetic Letter of Credit
Unsec.	— Unsecured
Unsub.	— Unsubordinated
Notes to Schedule of Investments:

(a)	Industry classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. and Standard & Poor’s.

(b)	Senior secured corporate loans and senior secured debt securities are, at present, not readily marketable, not registered under the Securities Act of 1933, as amended and may be subject to contractual and legal restrictions on sale. Senior secured corporate loans and senior secured debt securities in the Fund’s portfolio generally have variable rates which adjust to a base, such as the London Inter-Bank Offered Rate (“LIBOR”), on set dates, typically every 30 days but not greater than one year; and/or have interest rates that float at a margin above a widely recognized base lending rate such as the Prime Rate of a designated U.S. bank.

(c)	Senior secured floating rate interests often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, it is anticipated that the senior secured floating rate interests will have a expected average life of three to five years.

(d)	This floating rate interest will settle after May 31, 2010 , at which time the interest rate will be determined.

(e)	All or a portion of this holding is subject to unfunded loan commitments. See Note 3.

(f)	Defaulted security. Currently, the issuer is partially or fully in default with respect to interest payments. The aggregate value of these securities at May 31, 2010 was $900,611, which represented 0.14% of the Fund’s Net Assets

(g)	Non-income producing security.

(h)	Acquired as part of a bankruptcy restructuring.

(i)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at May 31, 2010 was $3,371,223, which represented 0.52% of the Fund’s Net Assets.

(j)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on May 31, 2010.

(k)	The money market fund and the Fund are affiliated by having the same investment adviser.
See accompanying notes which are an integral part of this schedule.
     Invesco Floating Rate Fund

Notes to Quarterly Schedule of Portfolio Holdings
May 31, 2010
(Unaudited)
NOTE 1 — Significant Accounting Policies
A.	Security Valuations — Senior secured floating rate loans and senior secured floating rate debt securities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may reflect appropriate factors such as ratings, tranche type, industry, company performance, spread, individual trading characteristics, institution-size trading in similar groups of securities and other market data.
     Securities, including restricted securities, are valued according to the following policy. A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market (but not securities reported on the NASDAQ Stock Exchange) are valued based on the prices furnished by independent pricing services, in which case the securities may be considered fair valued, or by market makers. Each security reported on the NASDAQ Stock Exchange is valued at the NASDAQ Official Closing Price (“NOCP”) as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price.
     Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
     Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
     Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.
     Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
     Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including Corporate Loans.
     Invesco Floating Rate Fund

A.	Security Valuations — (continued)
     Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
     Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
B.	Change in Valuation Methodology of Corporate Loans — Effective January 1, 2010, a change in pricing valuation methodology was implemented for Corporate Loans from bid quotation to the mean or otherwise calculated at the mid price between the bid and asked quotation. The change was implemented to align pricing methodologies among all debt instruments. The impact of this valuation policy change was an increase of $3,164,818 to investments at value, unrealized appreciation and net assets and approximately $0.06 per share to the Fund.
C.	Securities Transactions and Investment Income — Securities transaction are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from the settlement date. Facility fees received may be amortized over the life of the loan. Dividend income is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.
     The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.
     Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
     The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.
D.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
E.	Other Risks — The Fund may invest all or substantially of its assets in senior secured floating rate loans, senior secured debt securities or other securities rated below investment grade. These securities are generally considered to have speculative characteristics and are subject to greater risk of loss of principal and interest than higher rated securities. The value of lower quality debt securities and floating rate loans can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market or economic developments.
     The Fund invests in Corporate Loans from U.S. or non-U.S. companies (the “Borrowers”). The investment of the Fund in a Corporate Loan may take the form of participation interests or assignments. If the Fund purchases a participation interest from a syndicate of lenders (“Lenders”) or one of the participants in the syndicate (“Participant”), one or more of which administers the loan on behalf of all the Lenders (the “Agent Bank”), the Fund would be required to rely on the Lender that sold the participation interest not only for the enforcement of the Fund’s rights against the Borrower but also for the receipt and processing of payments due to the Fund under the Corporate Loans. As such, the Fund is subject to the credit risk of the Borrower and the Participant. Lenders and Participants interposed between the Fund and a Borrower, together with Agent Banks, are referred to as “Intermediate Participants”.
     Invesco Floating Rate Fund

F.	Securities Purchased on a When-Issued and Delayed Delivery Basis — The Fund may purchase and sell interests in Corporate Loans and Corporate Debt Securities and other portfolio securities on a when-issued and delayed delivery basis, with payment and delivery scheduled for a future date. No income accrues to the Fund on such interests or securities in connection with such transactions prior to the date the Fund actually takes delivery of such interests or securities. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although the Fund will generally purchase these securities with the intention of acquiring such securities, they may sell such securities prior to the settlement date.
NOTE 2 — Additional Valuation Information
Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 —	Prices are determined using quoted prices in an active market for identical assets.

Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
     The following is a summary of the tiered valuation input levels, as of May 31, 2010. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total

Equity Securities	$52,545,638	$9,339,654	$934,123	$62,819,415
Corporate Debt Securities	—	656,849,146	1,889,053	658,738,199

Total Investments	$52,545,638	$666,188,800	$2,823,176	$721,557,614

NOTE 3 — Unfunded Loan Commitments
As of May 31, 2010, the Fund had unfunded loan commitments of $16,668,925, which could be extended at the option of the borrower, pursuant to the following loan agreements with the following borrowers:

Borrower		Unfunded Commitments

Aero Technology Supply	Term Loan	$5,402
Bausch & Lomb Inc.	Revolver Loan	1,164,800
Calpine Corp.	Revolver Loan	2,670,000
Delta Air Lines, Inc.	Revolver Loan	3,118,125
Global Tel*Link	Delay Draw Term Loan	318,958
Nuance Communications, Inc.	Revolver Loan	109,505
Pinnacle Foods Group, Inc. (Aurora Foods)	Revolver Loan	912,500
Smurfit-Stone Container Corp.	Term Loan	6,967,135
SunGuard Data Systems, Inc.	Revolver Loan	1,402,500

		$16,668,925

     Invesco Floating Rate Fund

NOTE 4 — Investment Securities
The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the nine months ended May 31, 2010 was $617,574,825 and $348,360,785, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.
Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$14,624,978
Aggregate unrealized (depreciation) of investment securities	(29,815,853)

Net unrealized (depreciation) of investment securities	$(15,190,875)

Cost of investments for tax purposes is $736,748,489.
     Invesco Floating Rate Fund

Invesco Multi-Sector Fund
(formerly known as AIM Multi-Sector Fund)
Quarterly Schedule of Portfolio Holdings
May 31, 2010

invesco.com	I-MSE-QTR-1 05/10	Invesco Advisers, Inc.

Invesco Multi-Sector Fund
Schedule of Investments(a)
May 31, 2010
(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests—98.45%
Advertising—1.31%
Omnicom Group Inc.	109,817	$4,167,555

Apparel Retail—1.98%
American Eagle Outfitters, Inc.	205,094	2,686,731
TJX Cos., Inc. (The)	79,491	3,613,661

		6,300,392

Apparel, Accessories & Luxury Goods—0.58%
Polo Ralph Lauren Corp.	21,270	1,847,512

Application Software—1.02%
Quest Software, Inc. (b)	85,027	1,645,698
TIBCO Software Inc. (b)	139,586	1,592,676

		3,238,374

Asset Management & Custody Banks—1.70%
Federated Investors, Inc. -Class B (c)	101,358	2,251,161
State Street Corp.	82,800	3,160,476

		5,411,637

Biotechnology—5.89%
Amgen, Inc. (b)	61,428	3,180,742
BioMarin Pharmaceutical Inc. (b)	129,444	2,526,747
Celgene Corp. (b)	58,270	3,074,325
Genzyme Corp. (b)	61,479	2,990,953
Gilead Sciences, Inc. (b)	103,675	3,724,006
United Therapeutics Corp. (b)	63,960	3,276,031

		18,772,804

Brewers—1.01%
Heineken N.V. (Netherlands)	75,116	3,213,812

Broadcasting—1.74%
Discovery Communications, Inc. - Class A (b)	45,388	1,709,312
Scripps Networks Interactive, Inc. -Class A	85,023	3,841,339

		5,550,651

Casinos & Gaming—2.12%
International Game Technology	208,157	4,073,633
Penn National Gaming, Inc. (b)	104,449	2,673,894

		6,747,527

Communications Equipment—1.79%
Ciena Corp. (b)	62,410	971,724
Cisco Systems, Inc. (b)	146,146	3,384,741

	Shares	Value

Communications Equipment—(continued)
QUALCOMM, Inc.	38,206	$1,358,605

		5,715,070

Computer Hardware—4.85%
Apple, Inc.	41,421	10,651,825
Hewlett-Packard Co.	104,432	4,804,916

		15,456,741

Computer Storage & Peripherals—1.21%
EMC Corp. (b)	207,274	3,859,442

Consumer Finance—2.88%
American Express Co.	112,483	4,484,697
Capital One Financial Corp.	113,293	4,679,001

		9,163,698

Data Processing & Outsourced Services—2.05%
Alliance Data Systems Corp. (b)(c)	73,418	5,187,716
MasterCard, Inc. -Class A	6,641	1,339,954

		6,527,670

Department Stores—1.60%
Kohl’s Corp. (b)	65,258	3,311,844
Nordstrom, Inc.	45,153	1,792,574

		5,104,418

Diversified Capital Markets—0.77%
UBS AG (Switzerland)(b)	184,950	2,465,384

Drug Retail—1.11%
CVS Caremark Corp.	101,979	3,531,533

Electronic Components—0.49%
Corning, Inc.	90,201	1,572,203

Electronic Manufacturing Services—0.82%
Flextronics International Ltd. (Singapore)(b)	396,714	2,602,444

General Merchandise Stores—1.43%
Target Corp.	83,747	4,566,724

Health Care Equipment—1.35%
Medtronic, Inc.	79,820	3,127,348

St. Jude Medical, Inc. (b)	31,530	1,177,330

		4,304,678

Health Care Facilities—0.70%
Rhoen-Klinikum AG (Germany)	98,459	2,246,411

Health Care Services—3.29%
DaVita, Inc. (b)	101,081	6,411,568
See accompanying notes which are an integral part of this schedule.

Invesco Multi-Sector Fund

	Shares	Value

Health Care Services—(continued)
Express Scripts, Inc. (b)	40,375	$4,061,725

		10,473,293

Home Entertainment Software—0.37%
Nintendo Co., Ltd. (Japan)	4,100	1,190,936

Hotels, Resorts & Cruise Lines—1.74%
Marriott International, Inc. -Class A	165,408	5,532,898

Insurance Brokers—1.47%
Marsh & McLennan Cos., Inc.	145,032	3,163,148
Willis Group Holdings PLC (Ireland)	49,273	1,508,739

		4,671,887

Integrated Oil & Gas—4.74%
Exxon Mobil Corp.	45,527	2,752,562
Occidental Petroleum Corp.	63,673	5,253,659
Royal Dutch Shell PLC (United Kingdom)	62,316	1,637,264
Suncor Energy Inc. (Canada)	84,245	2,566,103
Total S.A. -ADR (France) (c)	61,714	2,877,724

		15,087,312

Internet Software & Services—3.15%
Google ,Inc. -Class A (b)	17,537	8,508,602
GSI Commerce, Inc. (b)	54,221	1,526,863

		10,035,465

Investment Banking & Brokerage—0.91%
Morgan Stanley	106,492	2,886,998

Life & Health Insurance—0.52%
StanCorp Financial Group, Inc.	39,083	1,672,362

Life Sciences Tools & Services—4.22%
Life Technologies Corp. (b)	70,678	3,538,141
Pharmaceutical Product Development, Inc.	151,435	4,064,515
Thermo Fisher Scientific, Inc. (b)	112,423	5,852,741

		13,455,397

Managed Health Care—1.81%
UnitedHealth Group, Inc.	198,664	5,775,162

Movies & Entertainment—3.21%
Time Warner Inc.	113,211	3,508,409
Walt Disney Co. (The)	200,779	6,710,034

		10,218,443

Oil & Gas Drilling—1.17%
Ensco PLC -ADR (United Kingdom)	63,673	2,381,370
Transocean Ltd. (b)	23,942	1,359,188

		3,740,558

	Shares	Value

Oil & Gas Equipment & Services—4.29%
FMC Technologies, Inc. (b)	40,154	$2,334,955
Halliburton Co.	142,100	3,528,343
Oceaneering International, Inc. (b)	46,040	2,130,271
Schlumberger Ltd. (Yugoslavia)	47,669	2,676,614
Weatherford International Ltd. (b)	211,593	2,987,693

		13,657,876

Oil & Gas Exploration & Production—7.23%
Anadarko Petroleum Corp.	37,225	1,947,984
Apache Corp.	45,062	4,034,851
Cabot Oil & Gas Corp.	71,959	2,496,258
Continental Resources, Inc. (b)	88,163	4,157,767
EOG Resources, Inc.	39,183	4,107,946
Southwestern Energy Co. (b)	100,897	3,794,736
Ultra Petroleum Corp. (b)	53,877	2,479,420

		23,018,962

Other Diversified Financial Services—3.88%
Bank of America Corp.	291,817	4,593,200
Citigroup Inc. (b)	775,216	3,069,855
JPMorgan Chase & Co.	118,453	4,688,370

		12,351,425

Pharmaceuticals—2.13%
Novartis AG -ADR (Switzerland)	60,386	2,717,974
Roche Holding AG (Switzerland)	29,718	4,074,144

		6,792,118

Property & Casualty Insurance—1.25%
XL Capital Ltd. -Class A	226,029	3,980,371

Regional Banks—3.17%
Fifth Third Bancorp	266,546	3,462,432
SunTrust Banks, Inc.	109,575	2,953,046
Zions Bancorp.	153,389	3,673,667

		10,089,145

Restaurants—2.66%
Darden Restaurants, Inc.	113,297	4,860,441
McDonald’s Corp.	53,926	3,606,032

		8,466,473

Semiconductor Equipment—0.66%
ASML Holding N.V. -New York Shares (Netherlands)	74,548	2,106,726

Semiconductors—1.98%
Avago Technologies Ltd. (Singapore)(b)	110,035	2,272,223
Intel Corp.	188,536	4,038,441

		6,310,664

See accompanying notes which are an integral part of this schedule.

Invesco Multi-Sector Fund

	Shares	Value

Specialized Consumer Services—0.55%
H&R Block, Inc.	109,682	$1,763,687

Specialized Finance—0.82%
Moody’s Corp. (c)	126,919	2,601,839

Specialty Stores—0.98%
Staples, Inc.	145,671	3,134,840

Systems Software—3.20%
Ariba Inc. (b)	174,435	2,625,247
McAfee Inc. (b)	39,049	1,241,758
Microsoft Corp.	148,673	3,835,764
Oracle Corp.	110,211	2,487,462

		10,190,231

Technology Distributors—0.65%
Anixter International Inc. (b)	43,509	2,066,678

Total Common Stocks & Other Equity Interests (Cost $320,608,977)		313,638,426

Money Market Funds—1.50%
Liquid Assets Portfolio-Institutional Class (d)	2,389,299	2,389,299
Premier Portfolio-Institutional Class (d)	2,389,299	2,389,299

Total Money Market Funds (Cost $4,778,598)		4,778,598

TOTAL INVESTMENTS (excluding investments purchased with cash collateral from securities on loan)—99.95% (Cost $325,387,575)		318,417,024

Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds—2.53%
Liquid Assets Portfolio -Institutional Class (Cost $8,075,670)(d)(e)	8,075,670	8,075,670

TOTAL INVESTMENTS—102.48% (Cost $333,463,245)		326,492,694

OTHER ASSETS LESS LIABILITIES—(2.48)%		(7,912,389)

NET ASSETS—100.00%		$318,580,305

Investment Abbreviations:

ADR — American Depositary Receipt
Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.

(c)	All or a portion of this security was out on loan at May 31, 2010.

(d)	The money market fund and the Fund are affiliated by having the same investment adviser.

(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1D.
See accompanying notes which are an integral part of this schedule.

Invesco Multi-Sector Fund
Notes to Quarterly Schedule of Portfolio Holdings
May 31, 2010
(Unaudited)
NOTE 1 — Significant Accounting Policies
A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.
     A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
     Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
     Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.
     Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
     Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including Corporate Loans.
     Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
     Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity.

Invesco Multi-Sector Fund
A.	Security Valuations — (continued)

Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.
     The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.
     Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
     The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Securities Lending — The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds and is shown as such on the Schedule of Investments. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, is included in Dividends from affiliates on the Statement of Operations. The aggregate value of securities out on loan is shown as a footnote on the Statement of Assets and Liabilities, if any.
E.	Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on

Invesco Multi-Sector Fund
E.	Foreign Currency Translations — (continued)

securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
     The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.
F.	Foreign Currency Contracts — The Fund may enter into foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security. A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.
NOTE 2 — Additional Valuation Information
Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1	—	Prices are determined using quoted prices in an active market for identical assets.

Level 2	—	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3	—	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
          The following is a summary of the tiered valuation input levels, as of May 31, 2010. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total

Equity Securities	$317,343,939	$9,148,755	$—	$326,492,694

Invesco Multi-Sector Fund
NOTE 3 — Investment Securities
The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the nine months ended May 31, 2010 was $82,500,026 and $166,698,314, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.
Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$50,591,581
Aggregate unrealized (depreciation) of investment securities	(58,414,202)

Net unrealized (depreciation) of investment securities	$(7,822,621)

Cost of investments for tax purposes is $334,315,315.

Invesco S&P 500 Index
(formerly known as Morgan Stanley S&P 500 Index)
Quarterly Schedule of Portfolio Holdings
May 31, 2010

invesco.com	MS-SPI-QTR-1 05/10	Invesco Advisers, Inc.

Invesco S&P 500 Index Fund*
Portfolio of Investments ▪ May 31, 2010 (unaudited)

NUMBER OF
SHARES		VALUE

	Common Stocks (98.3%)
	Aerospace & Defense (2.8%)
39,151	Boeing Co. (The)	$2,512,711
21,128	General Dynamics Corp.	1,434,591
6,400	Goodrich Corp.	444,160
40,492	Honeywell International, Inc.	1,731,843
10,229	ITT Corp.	493,856
5,610	L-3 Communications Holdings, Inc.	463,554
16,985	Lockheed Martin Corp.	1,357,441
15,673	Northrop Grumman Corp.	948,060
7,161	Precision Castparts Corp.	835,689
19,021	Raytheon Co.	996,891
8,481	Rockwell Collins, Inc.	494,781
49,544	United Technologies Corp.	3,338,275

		15,051,852

	Air Freight & Logistics (1.1%)
7,904	C.H. Robinson Worldwide, Inc.	459,302
11,148	Expeditors International of Washington, Inc.	425,742
16,619	FedEx Corp.	1,387,520
52,478	United Parcel Service, Inc. (Class B)	3,293,519

		5,566,083

	Airlines (0.1%)
38,722	Southwest Airlines Co.	481,702

	Auto Components (0.2%)
16,504	Goodyear Tire & Rubber Co. (The) (a)	196,398
34,385	Johnson Controls, Inc.	981,004

		1,177,402

	Automobiles (0.5%)
173,317	Ford Motor Co. (a)	2,033,008
11,775	Harley-Davidson, Inc.	355,723

		2,388,731

	Beverages (2.5%)
4,802	Brown-Forman Corp. (Class B)	266,319
120,657	Coca-Cola Co. (The)	6,201,770
16,040	Coca-Cola Enterprises, Inc.	418,644
13,315	Constellation Brands, Inc. (Class A) (a)	221,828
13,367	Dr Pepper Snapple Group, Inc.	506,075
7,587	Molson Coors Brewing Co. (Class B)	311,370
85,429	PepsiCo, Inc.	5,372,630

		13,298,636

	Biotechnology (1.4%)
50,680	Amgen, Inc. (a)	2,624,210
13,784	Biogen Idec, Inc. (a)	653,775
23,281	Celgene Corp. (a)	1,228,306
4,682	Cephalon, Inc. (a)	275,582
15,066	Genzyme Corp. (a)	732,961
48,191	Gilead Sciences, Inc. (a)	1,731,021

		7,245,855

	Building Products (0.0%)
16,558	Masco Corp.	221,049

	Capital Markets (2.5%)
12,171	Ameriprise Financial, Inc.	484,284
64,713	Bank of New York Mellon Corp. (The)	1,760,194
51,671	Charles Schwab Corp. (The)	844,304
69,137	E*Trade Financial Corp. (a)	102,323
6,059	Federated Investors, Inc. (Class B)	134,570
7,703	Franklin Resources, Inc.	755,587
27,903	Goldman Sachs Group, Inc. (The)	4,025,287
20,690	Invesco Ltd. (Bermuda)	384,007
10,797	Janus Capital Group, Inc.	115,096
9,708	Legg Mason, Inc.	288,522

Invesco S&P 500 Index Fund*
Portfolio of Investments ▪ May 31, 2010 (unaudited) continued

NUMBER OF
SHARES		VALUE

71,876	Morgan Stanley (b)	$1,948,558
13,136	Northern Trust Corp.	667,440
24,818	State Street Corp.	947,303
13,143	T. Rowe Price Group, Inc.	650,841

		13,108,316

	Chemicals (1.8%)
11,430	Air Products & Chemicals, Inc.	789,356
4,953	Airgas, Inc.	309,414
4,392	CF Industries Holdings, Inc.	301,247
58,796	Dow Chemical Co. (The)	1,582,200
3,103	Eastman Chemical Co.	187,390
13,236	Ecolab, Inc.	625,136
47,859	EI Du Pont de Nemours & Co.	1,731,060
4,434	FMC Corp.	268,479
5,379	International Flavors & Fragrances, Inc.	239,366
29,452	Monsanto Co.	1,498,223
9,253	PPG Industries, Inc.	592,840
16,833	Praxair, Inc.	1,306,241
6,707	Sigma-Aldrich Corp.	357,349

		9,788,301

	Commercial Banks (3.2%)
35,960	BB&T Corp.	1,087,430
8,001	Comerica, Inc.	304,838
43,681	Fifth Third Bancorp	567,416
15,316	First Horizon National Corp. (a)	190,684
29,178	Huntington Bancshares, Inc.	179,736
44,961	KeyCorp	360,587
4,428	M&T Bank Corp.	350,875
34,180	Marshall & Ilsley Corp.	278,567
27,300	PNC Financial Services Group, Inc.	1,713,075
63,320	Regions Financial Corp.	483,132
27,989	SunTrust Banks, Inc.	754,304
98,839	US Bancorp	2,368,182
275,279	Wells Fargo & Co.	7,897,755
7,890	Zions BanCorp.	188,966

		16,725,547

	Commercial Services & Supplies (0.5%)
7,270	Avery Dennison Corp.	248,488
8,988	Cintas Corp.	233,688
7,636	Iron Mountain, Inc.	187,235
9,042	Pitney Bowes, Inc.	204,711
18,082	Republic Services, Inc.	526,548
8,420	RR Donnelley & Sons Co.	161,327
3,730	Stericycle, Inc. (a)	218,653
27,167	Waste Management, Inc.	883,199

		2,663,849

	Communications Equipment (2.3%)
299,999	Cisco Systems, Inc. (a)	6,947,977
6,518	Harris Corp.	305,759
15,038	JDS Uniphase Corp. (a)	172,937
29,459	Juniper Networks, Inc. (a)	784,199
119,998	Motorola, Inc. (a)	821,986
87,249	QUALCOMM, Inc.	3,102,575
14,527	Tellabs, Inc.	130,743

		12,266,176

	Computers & Peripherals (6.1%)
47,656	Apple, Inc. (a)	12,255,217
91,182	Dell, Inc. (a)	1,215,456
109,778	EMC Corp. (a)	2,044,066
125,373	Hewlett-Packard Co.	5,768,412
68,154	International Business Machines Corp.	8,536,970

Invesco S&P 500 Index Fund*
Portfolio of Investments ▪ May 31, 2010 (unaudited) continued

NUMBER OF
SHARES		VALUE

5,363	Lexmark International, Inc. (Class A) (a)	$201,381
18,321	NetApp, Inc. (a)	690,335
8,750	QLogic Corp. (a)	158,550
13,242	SanDisk Corp. (a)	617,342
8,452	Teradata Corp. (a)	269,957
11,669	Western Digital Corp. (a)	406,198

		32,163,884

	Construction & Engineering (0.2%)
10,366	Fluor Corp.	486,373
5,483	Jacobs Engineering Group, Inc. (a)	228,970
12,499	Quanta Services, Inc. (a)	259,104

		974,447

	Construction Materials (0.1%)
7,534	Vulcan Materials Co.	380,316

	Consumer Finance (0.8%)
63,017	American Express Co.	2,512,488
22,769	Capital One Financial Corp.	940,360
32,564	Discover Financial Services	437,986
21,304	SLM Corp. (a)	236,687

		4,127,521

	Containers & Packaging (0.2%)
4,235	Ball Corp.	208,574
6,818	Bemis Co., Inc.	195,540
7,971	Owens-Illinois, Inc. (a)	241,761
5,197	Pactiv Corp. (a)	148,530
10,799	Sealed Air Corp.	225,051

		1,019,456

	Distributors (0.1%)
8,128	Genuine Parts Co.	330,078

	Diversified Consumer Services (0.2%)
7,288	Apollo Group, Inc. (Class A) (a)	387,430
3,905	DeVry, Inc.	224,498
17,019	H&R Block, Inc.	273,666

		885,594

	Diversified Financial Services (4.4%)
526,238	Bank of America Corp.	8,282,986
1,023,958	Citigroup, Inc. (a)(c)	4,054,874
3,683	CME Group, Inc.	1,166,222
3,809	IntercontinentalExchange, Inc. (a)	442,339
211,027	JPMorgan Chase & Co.	8,352,447
12,107	Leucadia National Corp. (a)	265,385
9,116	Moody’s Corp.	186,878
9,312	NASDAQ OMX Group, Inc. (The) (a)	173,110
14,855	NYSE Euronext	425,893

		23,350,134

	Diversified Telecommunication Services (2.5%)
309,425	AT&T, Inc.	7,519,027
17,229	CenturyTel, Inc.	591,472
21,294	Frontier Communications Corp.	169,287
72,638	Qwest Communications International, Inc.	380,623
150,357	Verizon Communications, Inc.	4,137,825
19,798	Windstream Corp.	211,245

		13,009,479

	Electric Utilities (1.8%)
6,368	Allegheny Energy, Inc.	130,289
23,591	American Electric Power Co., Inc.	753,968
66,747	Duke Energy Corp.	1,065,282
18,810	Edison International	608,692
10,241	Entergy Corp.	768,792
36,012	Exelon Corp.	1,390,063

Invesco S&P 500 Index Fund*
Portfolio of Investments ▪ May 31, 2010 (unaudited) continued

NUMBER OF
SHARES		VALUE

16,558	FirstEnergy Corp.	$583,007
22,212	FPL Group, Inc.	1,109,045
10,232	Northeast Utilities	265,520
14,789	Pepco Holdings, Inc.	238,547
6,896	Pinnacle West Capital Corp.	242,119
19,015	PPL Corp.	490,777
14,932	Progress Energy, Inc.	576,226
43,442	Southern Co.	1,420,554

		9,642,881

	Electrical Equipment (0.5%)
38,599	Emerson Electric Co.	1,792,537
2,903	First Solar, Inc. (a)	326,181
7,025	Rockwell Automation, Inc.	375,346
5,337	Roper Industries, Inc.	309,653

		2,803,717

	Electronic Equipment, Instruments & Components (0.6%)
19,246	Agilent Technologies, Inc. (a)	622,801
9,151	Amphenol Corp. (Class A)	388,002
84,789	Corning, Inc.	1,477,872
9,493	FLIR Systems, Inc. (a)	270,456
7,603	Jabil Circuit, Inc.	104,085
9,634	Molex, Inc.	204,048

		3,067,264

	Energy Equipment & Services (1.6%)
21,411	Baker Hughes, Inc.	816,615
12,688	Cameron International Corp. (a)	459,306
3,436	Diamond Offshore Drilling, Inc.	216,812
6,507	FMC Technologies, Inc. (a)	378,382
48,173	Halliburton Co.	1,196,136
5,854	Helmerich & Payne, Inc.	220,579
14,398	Nabors Industries Ltd. (Bermuda) (a)	273,994
23,224	National Oilwell Varco, Inc.	885,531
7,730	Rowan Cos., Inc. (a)	191,395
64,029	Schlumberger Ltd. (Netherlands Antilles)	3,595,228
11,815	Smith International, Inc.	443,771

		8,677,749

	Food & Staples Retailing (2.7%)
23,223	Costco Wholesale Corp.	1,352,740
73,114	CVS Caremark Corp.	2,531,938
36,402	Kroger Co. (The)	732,772
18,703	Safeway, Inc.	414,084
14,484	SUPERVALU, Inc.	195,100
33,031	Sysco Corp.	984,654
113,549	Wal-Mart Stores, Inc.	5,741,037
53,135	Walgreen Co.	1,702,445
9,427	Whole Foods Market, Inc. (a)	381,134

		14,035,904

	Food Products (1.8%)
32,487	Archer-Daniels-Midland Co.	820,946
10,713	Campbell Soup Co.	383,633
25,541	ConAgra Foods, Inc.	617,581
10,530	Dean Foods Co. (a)	112,145
18,118	General Mills, Inc.	1,290,545
8,607	Hershey Co. (The)	402,808
16,565	HJ Heinz Co.	731,842
4,616	Hormel Foods Corp.	183,717
6,147	JM Smucker Co. (The)	339,437
13,344	Kellogg Co.	712,970
89,872	Kraft Foods, Inc. (Class A)	2,570,339
5,892	McCormick & Co., Inc.	227,254
10,135	Mead Johnson Nutrition Co.	499,858

Invesco S&P 500 Index Fund*
Portfolio of Investments ▪ May 31, 2010 (unaudited) continued

NUMBER OF
SHARES		VALUE

38,540	Sara Lee Corp.	$546,112
13,622	Tyson Foods, Inc. (Class A)	239,475

		9,678,662

	Gas Utilities (0.2%)
6,217	EQT Corp.	243,644
3,091	Nicor, Inc.	124,907
5,831	Oneok, Inc.	259,305
9,035	Questar Corp.	405,310

		1,033,166

	Health Care Equipment & Supplies (1.8%)
31,976	Baxter International, Inc.	1,350,347
11,917	Becton Dickinson and Co.	849,682
78,727	Boston Scientific Corp. (a)	476,298
5,363	C.R. Bard, Inc.	434,242
11,158	CareFusion Corp. (a)	283,637
6,368	DENTSPLY International, Inc.	206,514
8,405	Hospira, Inc. (a)	437,564
2,082	Intuitive Surgical, Inc. (a)	672,007
57,007	Medtronic, Inc.	2,233,534
17,735	St Jude Medical, Inc. (a)	662,225
13,942	Stryker Corp.	739,344
5,941	Varian Medical Systems, Inc. (a)	297,585
11,296	Zimmer Holdings, Inc. (a)	631,785

		9,274,764

	Health Care Providers & Services (2.2%)
24,246	Aetna, Inc.	707,013
16,081	AmerisourceBergen Corp.	503,014
18,840	Cardinal Health, Inc.	649,792
14,987	CIGNA Corp.	501,615
10,190	Coventry Health Care, Inc. (a)	210,933
5,284	DaVita, Inc. (a)	335,164
14,019	Express Scripts, Inc. (a)	1,410,311
8,730	Humana, Inc. (a)	402,017
5,859	Laboratory Corp. of America Holdings (a)	442,999
14,971	McKesson Corp.	1,047,970
23,588	Medco Health Solutions, Inc. (a)	1,359,848
6,237	Patterson Cos., Inc.	185,301
8,918	Quest Diagnostics, Inc.	470,425
28,396	Tenet Healthcare Corp. (a)	162,425
61,610	UnitedHealth Group, Inc.	1,791,003
23,391	WellPoint, Inc. (a)	1,199,958

		11,379,788

	Health Care Technology (0.1%)
3,649	Cerner Corp (a)	305,458

	Hotels, Restaurants & Leisure (1.6%)
23,054	Carnival Corp. (Units) (Panama) (d)	835,246
6,433	Darden Restaurants, Inc.	275,976
13,367	International Game Technology	261,592
13,252	Marriott International, Inc. (Class A)	443,279
57,566	McDonald’s Corp.	3,849,439
38,747	Starbucks Corp.	1,003,160
9,415	Starwood Hotels & Resorts Worldwide, Inc.	435,444
7,392	Wyndham Worldwide Corp.	174,451
4,214	Wynn Resorts Ltd.	353,470
25,145	Yum! Brands, Inc.	1,029,688

		8,661,745

	Household Durables (0.4%)
18,844	DR Horton, Inc.	229,708
7,196	Fortune Brands, Inc.	341,450
4,005	Harman International Industries, Inc. (a)	129,362
5,569	Leggett & Platt, Inc.	129,646

Invesco S&P 500 Index Fund*
Portfolio of Investments ▪ May 31, 2010 (unaudited) continued

NUMBER OF
SHARES		VALUE

9,665	Lennar Corp. (Class A)	$167,204
11,539	Newell Rubbermaid, Inc.	192,240
14,770	Pulte Group, Inc. (a)	164,538
9,239	Stanley Black & Decker, Inc.	515,444
3,548	Whirlpool Corp.	370,553

		2,240,145

	Household Products (2.5%)
7,785	Clorox Co.	489,054
25,409	Colgate-Palmolive Co.	1,984,189
21,129	Kimberly-Clark Corp.	1,282,530
152,474	Procter & Gamble Co. (The)	9,314,637

		13,070,410

	Independent Power Producers & Energy Traders (0.2%)
37,834	AES Corp. (The) (a)	388,555
9,124	Constellation Energy Group, Inc.	322,807
14,686	NRG Energy, Inc. (a)	342,918

		1,054,280

	Industrial Conglomerates (2.4%)
37,552	3M Co.	2,978,249
566,382	General Electric Co. (e)	9,260,346
16,491	Textron, Inc.	340,869

		12,579,464

	Information Technology Services (1.4%)
27,142	Automatic Data Processing, Inc.	1,109,565
16,476	Cognizant Technology Solutions Corp. (Class A) (a)	824,459
8,214	Computer Sciences Corp. (a)	410,618
16,774	Fidelity National Information Services, Inc.	461,620
8,742	Fiserv, Inc. (a)	415,682
5,066	Mastercard, Inc. (Class A)	1,022,167
18,321	Paychex, Inc.	522,881
14,499	SAIC, Inc. (a)	249,238
13,463	Total System Services, Inc.	196,560
23,352	Visa, Inc. (Class A)	1,692,086
37,162	Western Union Co. (The)	593,106

		7,497,982

	Insurance (3.6%)
23,572	Aflac, Inc.	1,044,240
28,444	Allstate Corp. (The)	871,240
5,702	American International Group, Inc. (a)	201,737
13,009	AON Corp.	513,465
7,639	Assurant, Inc.	265,073
86,628	Berkshire Hathaway, Inc. (Class B) (a)	6,111,605
16,847	Chubb Corp.	846,393
6,950	Cincinnati Financial Corp.	188,971
29,259	Genworth Financial, Inc. (Class A) (a)	456,148
25,560	Hartford Financial Services Group, Inc.	640,789
17,502	Lincoln National Corp.	463,103
17,546	Loews Corp.	570,420
25,686	Marsh & McLennan Cos., Inc.	560,212
42,740	MetLife, Inc.	1,730,543
17,739	Principal Financial Group, Inc.	482,323
33,200	Progressive Corp. (The)	650,388
25,493	Prudential Financial, Inc.	1,471,201
3,453	Torchmark Corp.	177,933
26,482	Travelers Cos., Inc. (The)	1,310,065
17,807	Unum Group	411,342
16,063	XL Capital Ltd. (Class A) (Cayman Islands)	282,869

		19,250,060

	Internet & Catalog Retail (0.6%)
18,272	Amazon.com, Inc. (a)	2,292,405
9,844	Expedia, Inc.	212,237

Invesco S&P 500 Index Fund*
Portfolio of Investments ▪ May 31, 2010 (unaudited) continued

NUMBER OF
SHARES		VALUE

2,543	Priceline.com, Inc. (a)	$486,120

		2,990,762

	Internet Software & Services (1.7%)
7,771	Akamai Technologies, Inc. (a)	308,664
61,109	eBay, Inc. (a)	1,308,344
12,864	Google, Inc. (Class A) (a)	6,241,355
8,428	Monster Worldwide, Inc. (a)	124,650
9,459	VeriSign, Inc. (a)	264,001
61,582	Yahoo!, Inc. (a)	944,668

		9,191,682

	Leisure Equipment & Products (0.1%)
18,363	Eastman Kodak Co. (a)	103,567
5,621	Hasbro, Inc.	225,683
18,639	Mattel, Inc.	403,721

		732,971

	Life Sciences Tools & Services (0.5%)
9,546	Life Technologies Corp. (a)	477,873
3,438	Millipore Corp. (a)	365,150
8,079	PerkinElmer, Inc.	183,312
21,235	Thermo Fisher Scientific, Inc. (a)	1,105,494
4,748	Waters Corp. (a)	324,953

		2,456,782

	Machinery (1.7%)
32,697	Caterpillar, Inc.	1,986,670
11,315	Cummins, Inc.	769,194
14,413	Danaher Corp.	1,144,104
21,811	Deere & Co.	1,258,058
9,869	Dover Corp.	443,019
9,294	Eaton Corp.	650,115
2,781	Flowserve Corp.	264,473
19,292	Illinois Tool Works, Inc.	895,728
17,947	PACCAR, Inc.	735,827
4,977	Pall Corp.	169,467
8,905	Parker Hannifin Corp.	547,301
3,929	Snap-On, Inc.	173,662

		9,037,618

	Media (3.1%)
36,724	CBS Corp. (Class B)	534,701
149,278	Comcast Corp. (Class A)	2,700,439
47,988	DirecTV (Class A) (a)	1,808,668
15,692	Discovery Communications, Inc. (Class A) (a)	590,961
15,603	Gannett Co., Inc.	242,471
20,031	Interpublic Group of Cos., Inc. (a)	167,259
14,843	McGraw-Hill Cos., Inc. (The)	412,635
2,472	Meredith Corp.	83,034
7,967	New York Times Co. (The) (Class A) (a)	73,934
122,770	News Corp. (Class A)	1,620,564
15,313	Omnicom Group, Inc.	581,128
5,859	Scripps Networks Interactive, Inc. (Class A)	264,710
19,573	Time Warner Cable, Inc.	1,071,230
58,989	Time Warner, Inc.	1,828,069
33,032	Viacom, Inc. (Class B) (a)	1,110,206
100,835	Walt Disney Co. (The)	3,369,906
410	Washington Post Co. (The) (Class B)	190,949

		16,650,864

	Metals & Mining (1.1%)
7,662	AK Steel Holding Corp.	114,623
56,706	Alcoa, Inc.	660,058
4,249	Allegheny Technologies, Inc.	232,335
6,415	Cliffs Natural Resources, Inc.	358,342
25,573	Freeport-McMoRan Copper & Gold, Inc. (a)	1,791,389

Invesco S&P 500 Index Fund*
Portfolio of Investments ▪ May 31, 2010 (unaudited) continued

NUMBER OF
SHARES		VALUE

25,987	Newmont Mining Corp.	$1,398,620
16,837	Nucor Corp.	724,833
5,821	Titanium Metals Corp. (a)	102,857
7,952	United States Steel Corp.	375,414

		5,758,471

	Multi-Utilities (1.3%)
14,464	Ameren Corp.	356,682
23,541	Centerpoint Energy, Inc.	320,629
15,473	CMS Energy Corp.	227,144
13,646	Consolidated Edison, Inc.	581,183
31,391	Dominion Resources, Inc.	1,222,993
8,105	DTE Energy Co.	368,859
5,227	Integrys Energy Group, Inc.	236,365
11,304	NiSource, Inc.	169,108
20,326	PG&E Corp.	843,529
28,329	Public Service Enterprise Group, Inc.	867,717
4,937	SCANA Corp.	179,164
12,366	Sempra Energy	568,836
14,555	TECO Energy, Inc.	226,330
5,519	Wisconsin Energy Corp.	270,431
25,739	Xcel Energy, Inc.	527,392

		6,966,362

	Multiline Retail (0.9%)
5,617	Big Lots, Inc. (a)	198,449
6,050	Family Dollar Stores, Inc.	246,477
11,054	JC Penney Co., Inc.	303,875
16,607	Kohl’s Corp. (a)	842,805
22,190	Macy’s, Inc.	492,840
7,772	Nordstrom, Inc.	308,548
2,174	Sears Holdings Corp. (a)	191,442
40,051	Target Corp.	2,183,981

		4,768,417

	Office Electronics (0.1%)
77,030	Xerox Corp.	717,149

	Oil, Gas & Consumable Fuels (8.9%)
26,893	Anadarko Petroleum Corp.	1,407,311
17,836	Apache Corp.	1,597,035
7,069	Cabot Oil & Gas Corp.	245,224
36,817	Chesapeake Energy Corp.	822,492
106,722	Chevron Corp.	7,883,554
78,851	ConocoPhillips	4,089,213
10,443	Consol Energy, Inc.	380,961
17,939	Denbury Resources, Inc. (a)	295,097
22,739	Devon Energy Corp.	1,451,885
36,556	El Paso Corp.	414,545
13,046	EOG Resources, Inc.	1,367,743
248,350	Exxon Mobil Corp.	15,015,241
15,509	Hess Corp.	825,079
37,327	Marathon Oil Corp.	1,160,496
5,823	Massey Energy Co.	192,858
9,306	Murphy Oil Corp.	496,754
8,625	Noble Energy, Inc.	513,101
43,511	Occidental Petroleum Corp.	3,590,093
13,875	Peabody Energy Corp.	540,570
5,314	Pioneer Natural Resources Co.	338,502
8,496	Range Resources Corp.	381,895
18,666	Southwestern Energy Co. (a)	702,028
35,528	Spectra Energy Corp.	710,915
4,358	Sunoco, Inc.	130,173
9,471	Tesoro Corp.	110,811
29,182	Valero Energy Corp.	545,120
33,380	Williams Cos., Inc. (The)	659,255

Invesco S&P 500 Index Fund*
Portfolio of Investments ▪ May 31, 2010 (unaudited) continued

NUMBER OF
SHARES		VALUE

29,575	XTO Energy, Inc.	$1,264,035

		47,131,986

	Paper & Forest Products (0.2%)
24,763	International Paper Co.	575,245
7,096	MeadWestvaco Corp.	169,594
11,656	Weyerhaeuser Co.	496,312

		1,241,151

	Personal Products (0.2%)
24,467	Avon Products, Inc.	648,131
5,593	Estee Lauder Cos., Inc. (The) (Class A)	325,904

		974,035

	Pharmaceuticals (5.8%)
83,036	Abbott Laboratories	3,949,192
17,061	Allergan, Inc.	1,026,902
92,723	Bristol-Myers Squibb Co.	2,152,101
55,145	Eli Lilly & Co.	1,808,205
16,775	Forest Laboratories, Inc. (a)	434,137
144,405	Johnson & Johnson	8,418,811
16,859	King Pharmaceuticals, Inc. (a)	146,167
162,868	Merck & Co., Inc.	5,487,023
14,381	Mylan, Inc. (a)	279,567
422,616	Pfizer, Inc.	6,436,443
6,797	Watson Pharmaceuticals, Inc. (a)	300,155

		30,438,703

	Professional Services (0.1%)
2,296	Dun & Bradstreet Corp.	167,585
5,288	Equifax, Inc.	159,962
6,482	Robert Half International, Inc.	163,930

		491,477

	Real Estate Investment Trusts (REITs) (1.3%)
7,955	Apartment Investment & Management Co. (Class A)	164,112
3,999	AvalonBay Communities, Inc.	392,142
6,715	Boston Properties, Inc.	514,906
14,833	Equity Residential	669,413
13,852	HCP, Inc.	441,325
6,732	Health Care REIT, Inc.	290,015
36,498	Host Hotels & Resorts, Inc.	520,461
19,195	Kimco Realty Corp.	274,488
8,012	Plum Creek Timber Co., Inc.	280,580
23,469	ProLogis	267,077
7,526	Public Storage	697,585
15,929	Simon Property Group, Inc.	1,354,443
7,149	Ventas, Inc.	335,646
7,859	Vornado Realty Trust	610,487

		6,812,680

	Real Estate Management & Development (0.0%)
15,253	CB Richard Ellis Group, Inc. (Class A) (a)	241,455

	Road & Rail (0.8%)
21,341	CSX Corp.	1,115,067
18,586	Norfolk Southern Corp.	1,049,366
3,804	Ryder System, Inc.	170,952
26,385	Union Pacific Corp.	1,884,680

		4,220,065

	Semiconductors & Semiconductor Equipment (2.5%)
26,295	Advanced Micro Devices, Inc. (a)	225,348
14,793	Altera Corp.	348,671
16,228	Analog Devices, Inc.	473,371
66,826	Applied Materials, Inc.	862,724
22,087	Broadcom Corp. (Class A)	762,443
294,043	Intel Corp.	6,298,401

Invesco S&P 500 Index Fund*
Portfolio of Investments ▪ May 31, 2010 (unaudited) continued

NUMBER OF
SHARES		VALUE

8,206	KLA-Tencor Corp.	$252,499
10,987	Linear Technology Corp.	307,196
44,124	LSI Corp. (a)	235,181
15,353	MEMC Electronic Materials, Inc. (a)	174,257
8,295	Microchip Technology, Inc.	231,016
40,870	Micron Technology, Inc. (a)	371,508
13,343	National Semiconductor Corp.	187,469
6,680	Novellus Systems, Inc. (a)	172,478
28,709	Nvidia Corp. (a)	377,236
11,579	Teradyne, Inc. (a)	127,137
63,441	Texas Instruments, Inc.	1,549,229
13,857	Xilinx, Inc.	338,804

		13,294,968

	Software (3.8%)
27,354	Adobe Systems, Inc. (a)	877,516
10,871	Autodesk, Inc. (a)	318,085
9,983	BMC Software, Inc. (a)	369,471
22,026	CA, Inc.	446,027
9,439	Citrix Systems, Inc. (a)	411,635
16,860	Compuware Corp. (a)	138,083
15,545	Electronic Arts, Inc. (a)	256,648
15,090	Intuit, Inc. (a)	539,317
7,455	McAfee, Inc. (a)	237,069
400,722	Microsoft Corp.	10,338,628
23,616	Novell, Inc. (a)	137,681
207,755	Oracle Corp.	4,689,030
8,256	Red Hat, Inc. (a)	241,983
5,363	Salesforce.com, Inc. (a)	464,060
45,291	Symantec Corp. (a)	641,774

		20,107,007

	Specialty Retail (2.2%)
5,953	Abercrombie & Fitch Co. (Class A)	213,296
7,379	AutoNation, Inc. (a)	147,801
1,379	AutoZone, Inc. (a)	263,224
12,653	Bed Bath & Beyond, Inc. (a)	567,740
18,167	Best Buy Co., Inc.	767,556
5,714	GameStop Corp. (Class A) (a)	130,222
26,785	Gap, Inc. (The)	583,913
89,396	Home Depot, Inc.	3,026,949
12,430	Limited Brands, Inc.	309,010
79,071	Lowe’s Cos., Inc.	1,957,007
8,298	O’Reilly Automotive, Inc. (a)	423,364
18,802	Office Depot, Inc. (a)	109,052
8,555	RadioShack Corp.	174,864
5,882	Ross Stores, Inc.	308,217
4,807	Sherwin-Williams Co. (The)	368,360
39,423	Staples, Inc.	848,383
5,691	Tiffany & Co.	258,542
21,814	TJX Cos., Inc.	991,664
5,447	Urban Outfitters, Inc. (a)	197,726

		11,646,890

	Textiles, Apparel & Luxury Goods (0.5%)
15,665	Coach, Inc.	643,988
21,130	NIKE, Inc. (Class B)	1,529,389
2,422	Polo Ralph Lauren Corp.	210,375
4,456	VF Corp.	344,672

		2,728,424

	Thrifts & Mortgage Finance (0.1%)
28,114	Hudson City Bancorp, Inc.	354,518
16,661	People’s United Financial, Inc.	232,754

		587,272

Invesco S&P 500 Index Fund*
Portfolio of Investments ▪ May 31, 2010 (unaudited) continued

NUMBER OF
SHARES			VALUE

	Tobacco (1.5%)
110,917	Altria Group, Inc.		$2,250,506
8,446	Lorillard, Inc.		603,805
100,452	Philip Morris International, Inc.		4,431,942
9,170	Reynolds American, Inc.		478,124

			7,764,377

	Trading Companies & Distributors (0.1%)
6,132	Fastenal Co.		309,298
3,284	WW Grainger, Inc.		334,147

			643,445

	Wireless Telecommunication Services (0.3%)
22,031	American Tower Corp. (Class A) (a)		892,916
11,978	MetroPCS Communications, Inc. (a)		107,682
159,919	Sprint Nextel Corp. (a)		820,385

			1,820,983

	Total Investments (Cost $506,773,845) (f),(g)	98.3%	519,893,843
	Other Assets in Excess of Liabilities	1.7	9,070,308

	Net Assets	100.0%	$528,964,151

(a)	Non-income producing security.

(b)	For the nine months ended May 31, 2010, the proceeds from sales of Morgan Stanley, an affiliate of the Investment Adviser, Administrator and Distributor, was $350,298, including net realized losses of $58,311.

(c)	For the nine months ended May 31, 2010, the cost of purchases and the proceeds from sales of Citigroup Inc., an affiliate of the Investment Adviser, Administrator and Distributor, was $1,659,294 and $562,140, respectively, including net realized losses of $3,601,555.

(d)	Consists of one or more class of securities traded together as a unit; stocks with attached warrants.

(e)	A portion of this security has been physically segregated in connection with open futures contracts.

(f)	Securities have been designated as collateral in connection with open futures contracts.

(g)	The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes.

Invesco S&P 500 Index Fund*
Portfolio of Investments ▪ May 31, 2010 (unaudited) continued
Futures Contracts Open at May 31, 2010:

		DESCRIPTION,	UNDERLYING
NUMBER OF	LONG/	DELIVERY MONTH	FACE AMOUNT	UNREALIZED
CONTRACTS	SHORT	AND YEAR	AT VALUE	DEPRECIATION

166	Long	S&P 500 E-mini, June 2010	$9,034,550	$(67,132)

Fair Valuation Measurements
Financial Accounting Standards Board Accounting Standards Codification (ASC) 820, Fair Value Measurements and Disclosures (ASC 820) (formerly known as FAS 157), defines fair value as the price that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.
•	Level 1 — unadjusted quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.
The following is a summary of the inputs used as of May 31, 2010 in valuing the Fund’s investments carried at fair value:

	FAIR VALUE MEASUREMENTS AT MAY 31, 2010 USING
		UNADJUSTED
		QUOTED PRICES IN
		ACTIVE MARKET	OTHER
		FOR	SIGNIFICANT	SIGNIFICANT
		IDENTICAL	OBSERVABLE	UNOBSERVABLE
		INVESTMENTS	INPUTS	INPUTS
INVESTMENT TYPE	TOTAL	(LEVEL 1)	(LEVEL 2)	(LEVEL 3)

Assets:
Common Stocks
Aerospace & Defense	$15,051,852	$15,051,852	—	—
Air Freight & Logistics	5,566,083	5,566,083	—	—
Airlines	481,702	481,702	—	—
Auto Components	1,177,402	1,177,402	—	—
Automobiles	2,388,731	2,388,731	—	—
Beverages	13,298,636	13,298,636	—	—
Biotechnology	7,245,855	7,245,855	—	—
Building Products	221,049	221,049	—	—
Capital Markets	13,108,316	13,108,316	—	—
Chemicals	9,788,301	9,788,301	—	—
Commercial Banks	16,725,547	16,725,547	—	—
Commercial Services & Supplies	2,663,849	2,663,849	—	—
Communications Equipment	12,266,176	12,266,176	—	—
Computers & Peripherals	32,163,884	32,163,884	—	—

Invesco S&P 500 Index Fund*
Portfolio of Investments ▪ May 31, 2010 (unaudited) continued

	FAIR VALUE MEASUREMENTS AT MAY 31, 2010 USING
		UNADJUSTED
		QUOTED PRICES IN
		ACTIVE MARKET	OTHER
		FOR	SIGNIFICANT	SIGNIFICANT
		IDENTICAL	OBSERVABLE	UNOBSERVABLE
		INVESTMENTS	INPUTS	INPUTS
INVESTMENT TYPE	TOTAL	(LEVEL 1)	(LEVEL 2)	(LEVEL 3)

Construction & Engineering	974,447	974,447	—	—
Construction Materials	380,316	380,316	—	—
Consumer Finance	4,127,521	4,127,521	—	—
Containers & Packaging	1,019,456	1,019,456	—	—
Distributors	330,078	330,078	—	—
Diversified Consumer Services	885,594	885,594	—	—
Diversified Financial Services	23,350,134	23,350,134	—	—
Diversified Telecommunication Services	13,009,479	13,009,479	—	—
Electric Utilities	9,642,881	9,642,881	—	—
Electrical Equipment	2,803,717	2,803,717	—	—
Electronic Equipment, Instruments & Components	3,067,264	3,067,264	—	—
Energy Equipment & Services	8,677,749	8,677,749	—	—
Food & Staples Retailing	14,035,904	14,035,904	—	—
Food Products	9,678,662	9,678,662	—	—
Gas Utilities	1,033,166	1,033,166	—	—
Health Care Equipment & Supplies	9,274,764	9,274,764	—	—
Health Care Providers & Services	11,379,788	11,379,788	—	—
Health Care Technology	305,458	305,458	—	—
Hotels, Restaurants & Leisure	8,661,745	8,661,745	—	—
Household Durables	2,240,145	2,240,145	—	—
Household Products	13,070,410	13,070,410	—	—
Independent Power Producers & Energy Traders	1,054,280	1,054,280	—	—
Industrial Conglomerates	12,579,464	12,579,464	—	—
Information Technology Services	7,497,982	7,497,982	—	—
Insurance	19,250,060	19,250,060	—	—
Internet & Catalog Retail	2,990,762	2,990,762	—	—
Internet Software & Services	9,191,682	9,191,682	—	—
Leisure Equipment & Products	732,971	732,971	—	—
Life Sciences Tools & Services	2,456,782	2,456,782	—	—
Machinery	9,037,618	9,037,618	—	—
Media	16,650,864	16,650,864	—	—
Metals & Mining	5,758,471	5,758,471	—	—
Multi-Utilities	6,966,362	6,966,362	—	—
Multiline Retail	4,768,417	4,768,417	—	—
Office Electronics	717,149	717,149	—	—
Oil, Gas & Consumable Fuels	47,131,986	47,131,986	—	—
Paper & Forest Products	1,241,151	1,241,151	—	—
Personal Products	974,035	974,035	—	—
Pharmaceuticals	30,438,703	30,438,703	—	—
Professional Services	491,477	491,477	—	—
Real Estate Investment Trusts (REITs)	6,812,680	6,812,680	—	—
Real Estate Management & Development	241,455	241,455	—	—
Road & Rail	4,220,065	4,220,065	—	—
Semiconductors & Semiconductor Equipment	13,294,968	13,294,968	—	—
Software	20,107,007	20,107,007	—	—
Specialty Retail	11,646,890	11,646,890	—	—
Textiles, Apparel & Luxury Goods	2,728,424	2,728,424	—	—
Thrifts & Mortgage Finance	587,272	587,272	—	—
Tobacco	7,764,377	7,764,377	—	—
Trading Companies & Distributors	643,445	643,445	—	—
Wireless Telecommunication Services	1,820,983	1,820,983	—	—

Total	$519,893,843	$519,893,843	—	—

Invesco S&P 500 Index Fund*
Portfolio of Investments ▪ May 31, 2010 (unaudited) continued

FAIR VALUE MEASUREMENTS AT MAY 31, 2010 USING
UNADJUSTED
QUOTED PRICES IN
		ACTIVE MARKET	OTHER
		FOR	SIGNIFICANT	SIGNIFICANT
		IDENTICAL	OBSERVABLE	UNOBSERVABLE
		INVESTMENTS	INPUTS	INPUTS
INVESTMENT TYPE	TOTAL	(LEVEL 1)	(LEVEL 2)	(LEVEL 3)

Liabilities:
Futures	$(67,132)	$(67,132)	—	—

Valuation of Investments — (1) an equity portfolio security listed or traded on the New York Stock Exchange (“NYSE”) or American Stock Exchange or other exchange is valued at its latest sale price prior to the time when assets are valued; if there were no sales that day, the security is valued at the mean between the last reported bid and ask price; (2) an equity portfolio security listed or traded on the Nasdaq is valued at the Nasdaq Official Closing Price; if there were no sales that day, the security is valued at the mean between the last reported bid and ask price; (3) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the mean between the last reported bid and ask price. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (4) for equity securities traded on foreign exchanges, the last reported sale price or the latest bid price may be used if there were no sales on a particular day; (5) futures are valued at the latest price published by the commodities exchange on which they trade; (6) when market quotations are not readily available including circumstances under which Morgan Stanley Investment Advisors Inc. (the “Investment Adviser”) determines that the latest sale price, the bid price or the mean between the last reported bid and ask price do not reflect a security’s market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund’s Trustees. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Fund’s Trustees or by the Investment Adviser using a pricing service and/or procedures approved by the Trustees of the Fund; (7) investments in open-end mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value as of the close of each business day; and (8) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost, which approximates fair value.

*	On June 1, 2010, Invesco Ltd., a leading independent global investment management company, completed its purchase of substantially all of the retail asset management business of Morgan Stanley (the “Transaction”). In contemplation of the Transaction, the Trustees of the Fund approved an Agreement and Plan of Reorganization (the “Reorganization”), pursuant to which substantially all of the assets of the Fund would be combined with those of a newly organized mutual fund advised by an affiliate of Invesco Ltd. (the “New Fund”). On May 11, 2010, the Reorganization was approved by the shareholders of the Fund at a special meeting of shareholders. On June 1, 2010, the Reorganization was completed and shareholders of the Fund received shares of the New Fund in exchange for their shares of the Fund. In addition, effective June 17, 2010, the Audit Committee of the Board of Trustees appointed, and the Board of Trustees/Directors ratified thereafter and approved, PricewaterhouseCoopers LLP as the independent registered public accounting firm of the New Fund.

Invesco Select Real Estate Income Fund
(formerly known as AIM Select Real Estate Income Fund)
Quarterly Schedule of Portfolio Holdings
May 31, 2010

invesco.com	SREI-QTR-1 05/10	Invesco Advisers, Inc.

Schedule of Investments(a)
May 31, 2010
(Unaudited)

	Shares	Value

Real Estate Investment Trusts, Common Stocks & Other Equity Interests—60.13%
Apartments—9.58%
American Campus Communities, Inc.	59,000	$1,579,430
Camden Property Trust	104,850	4,785,354
Essex Property Trust, Inc.	92,800	9,765,344
Mid-America Apartment Communities, Inc.	91,100	4,976,793

		21,106,921

Diversified—4.82%
Cohen & Steers Quality Income Realty Fund, Inc.	201,773	1,372,056
Neuberger Berman Real Estate Securities Income Fund Inc.	22,978	80,653
Vornado Realty Trust	53,688	4,170,484
Washington Real Estate Investment Trust	170,491	5,009,026

		10,632,219

Freestanding—3.70%
Getty Realty Corp.	58,400	1,303,488
National Retail Properties Inc.	261,200	5,741,176
Realty Income Corp.	35,500	1,105,470

		8,150,134

Healthcare—12.63%
Health Care REIT, Inc.	127,973	5,513,077
LTC Properties, Inc.	35,050	900,434
Medical Properties Trust Inc.	100,600	960,730
Nationwide Health Properties, Inc.	57,500	2,040,675
OMEGA Healthcare Investors, Inc.	147,400	2,927,364
Senior Housing Properties Trust	407,550	8,493,342
Ventas, Inc.	149,000	6,995,550

		27,831,172

Industrial—3.83%
DCT Industrial Trust Inc.	558,500	2,703,140
EastGroup Properties, Inc.	67,600	2,499,848
ProLogis	284,650	3,239,317

		8,442,305

Industrial/Office: Mixed—4.00%
Liberty Property Trust	286,000	8,811,660

Lodging-Resorts—2.47%
Hospitality Properties Trust	241,800	5,440,500

Office—5.78%
Corporate Office Properties Trust	9,450	358,250
Government Properties Income Trust	94,650	2,519,583
Highwoods Properties, Inc.	13,400	394,764
Mack-Cali Realty Corp.	199,300	6,572,914
Piedmont Office Realty Trust Inc. -Class A	151,900	2,883,062

		12,728,573

	Shares	Value

Regional Malls—8.80%
CBL & Associates Properties, Inc.	155,500	$2,222,095
Simon Property Group, Inc.	202,068	17,181,842

		19,403,937

Shopping Centers—2.98%
Federal Realty Investment Trust	4,250	313,225
Inland Real Estate Corp.	241,450	2,011,279
Regency Centers Corp.	97,450	3,581,287
Tanger Factory Outlet Centers, Inc.	16,100	670,082

		6,575,873

Specialty Properties—1.54%
Digital Realty Trust, Inc.	53,300	3,033,303
Entertainment Properties Trust	8,900	364,366

		3,397,669

Total Real Estate Investment Trusts, Common Stocks & Other Equity Interests (Cost $111,026,691)		132,520,963

Preferred Stocks—27.86%
Apartments—1.22%
BRE Properties, Inc. -Series D, 6.75%	50,000	1,162,500
Mid-America Apartment Communities, Inc. Series H, 8.30% Pfd.	59,900	1,518,465

		2,680,965

Diversified—3.67%
Vornado Realty Trust,
Series E, 7.00% Pfd.	138,263	3,218,763
Series H, 6.75% Pfd.	87,000	1,962,720
Series I, 6.63% Pfd.	133,400	2,898,782

		8,080,265

Freestanding—1.13%
National Retail Properties Inc., Series C, 7.38% Pfd.	103,450	2,494,179

Healthcare—1.70%
Health Care REIT, Inc., Series F, 7.63% Pfd.	39,000	968,370
Omega Healthcare Investors, Inc., Series D, 8.38% Pfd.	111,000	2,775,000

		3,743,370

Industrial—0.02%
ProLogis-Series C, 8.54% Pfd.	950	44,650

Industrial/Office: Mixed—5.15%
Duke Realty Corp.,
Series J, 6.63% Pfd.	16,454	332,042
Series K, 6.50% Pfd.	20,272	400,777
Series L, 6.60% Pfd.	81,800	1,658,904
Series M, 6.95% Pfd.	62,900	1,348,576
Series N, 7.25% Pfd.	13,490	303,930
See accompanying notes which are an integral part of this schedule.
     Invesco Select Real Estate Income Fund

	Shares	Value

Industrial/Office: Mixed—(continued)
PS Business Parks, Inc.,
Series K, 7.95% Pfd.	38,000	$962,540
Series L, 7.60% Pfd.	34,400	849,336
Series M, 7.20% Pfd.	116,700	2,765,790
Series O, 7.38% Pfd.	111,685	2,732,932

		11,354,827

Lodging-Resorts—1.75%
Eagle Hospitality Properties Trust Inc., Series A, 8.25% Pfd.	195,800	234,960
Hospitality Properties Trust, Series C 7% Pfd.	35,600	754,720
LaSalle Hotel Properties,
Series D, 7.50% Pfd.	59,933	1,300,546
Series G, 7.25% Pfd.	73,682	1,578,269

		3,868,495

Office—5.80%
Brandywine Realty Trust, Series D, 7.38% Pfd.	11,055	248,295
Corporate Office Properties Trust, Series J, 7.63% Pfd.	78,370	1,867,557
Kilroy Realty Corp.,
Series E, 7.80% Pfd.	62,095	1,453,023
Series F, 7.50% Pfd.	207,700	4,696,097
SL Green Realty Corp.,
Series C, 7.63% Pfd.	140,200	3,256,846
Series D, 7.88% Pfd.	53,300	1,257,880

		12,779,698

Regional Malls—1.85%
CBL & Associates Properties, Inc., Series D 7.38% Pfd.	85,200	1,783,236
Realty Income Corp., Series E, 6.75% Pfd.	93,292	2,285,654

		4,068,890

Self Storage Facilities—2.83%
Public Storage,
Series I, 7.25% Pfd.	93,400	2,343,406
Series L, 6.75% Pfd.	78,300	1,911,303
Series M, 6.63% Pfd.	82,700	1,988,108

		6,242,817

Shopping Centers—0.25%
Developers Diversified Realty Corp.,
Series H, 7.38% Pfd.	10,000	212,500
Series I, 7.5% Pfd.	16,000	341,600

		554,100

Specialty Properties—2.49%
Digital Realty Trust, Inc.,
Series A, 8.50% Pfd.,	135,900	3,499,425
Series B, 7.88% Pfd.	80,000	1,999,200

		5,498,625

Total Preferred Stocks (Cost $63,290,260)		61,410,881

	Principal
	Amount	Value

Asset-Backed Securities—6.53%
Banc of America Large Loan Inc.,
Series 2006-BIX1, Class B, Floating Rate Pass Through Ctfs., 0.48%, 10/15/19(b)(c)	$1,465,000	$1,282,437
Series 2006-BIX1, Class E, Floating Rate Pass Through Ctfs., 0.58%, 10/15/19(b)(c)	1,900,000	1,578,347
Bear Stearns Commercial Mortgage Securities,
Series 2005-T18, Class A2, Variable Rate Pass Through Ctfs., 4.56%, 02/13/42(c)	93,539	94,158
Series 2005-T18, Class AJ, Variable Rate Pass Through Ctfs., 5.01%, 02/13/42(c)	350,000	296,709
Series 2005-PWR8, Class A2, Pass Through Ctfs., 4.48%, 06/11/41	97,719	97,640
Citigroup Commercial Mortgage Trust Series 2006-C5, Class AMP3, Pass Through Ctfs., 5.50%, 10/15/49(b)	1,738,882	1,511,008
Commercial Mortgage Pass Through Ctfs. Series 2001-J1A, Class C, Variable Rate Pass Through Ctfs., 6.83%, 02/16/34(b)(c)	900,000	919,664
Credit Suisse First Boston Mortgage Securities Corp. Series 2003-C3, Class G, Variable Rate Pass Through Ctfs., 4.62%, 05/15/38(b)(c)	25,000	19,920
Credit Suisse Mortgage Capital Ctfs. Series 2006-TF2A, Class A2, Floating Rate Pass Through Ctfs., 0.51%, 10/15/21(b)(c)	1,900,000	1,661,270
DLJ Commercial Mortgage Corp. Series 1998-CG1, Class B4, Variable Rate Pass Through Ctfs., 7.46%, 06/10/31(b)(c)	340,000	372,440
Greenwich Capital Commercial Funding Corp. Series 2005-GG3, Class AJ, Variable Rate Pass Through Ctfs., 4.86%, 08/10/42(c)	400,000	339,967
GS Mortgage Securities Corp. II,
Series 2001-LIBA, Class C, Pass Through Ctfs., 6.73%, 02/14/16(b)	627,000	651,128
LB-UBS Commercial Mortgage Trust,
Series 2002-C7, Class B, Pass Through Ctfs., 5.08%, 01/15/36	96,000	100,220
Series 2005-C1, Class A2, Pass Through ctfs., 4.31%, 02/15/30	80,324	80,759
Merrill Lynch Floating Trust,
Series 2006-1, Class B, Floating Rate Pass Through Ctfs., 0.51%, 06/15/22(b)(c)	1,950,000	1,679,824
Series 2006-1, Class D, Floating Rate Pass Through Ctfs., 0.54%, 06/15/22(b)(c)	1,925,000	1,581,368
See accompanying notes which are an integral part of this schedule.
     Invesco Select Real Estate Income Fund

	Principal
	Amount	Value

Asset-Backed Securities—(continued)
Merrill Lynch Mortgage Trust, Series 2004-MKB1, Class B, Variable Rate Pass Through Ctfs., 5.28%, 02/12/42(c)	$25,000	$25,535
Morgan Stanley Capital I,
Series 2005-HQ7, Class AJ, Variable Rate Pass Through Ctfs., 5.38%, 11/14/42(c)	120,000	104,057
Series 2005-T19, Class A2, Pass Through Ctfs., 4.73%, 06/12/47	18,181	18,207
Series 2006-IQ11, Class B, Variable Rate Pass Through Ctfs., 5.94%, 10/15/42(c)	270,000	172,174
Wachovia Bank Commercial Mortgage Trust,
Series 2003-C5, Class B, Pass Through Ctfs., 4.11%, 06/15/35	180,000	180,756
Series 2005-C19, Class A4,, Pass Through Ctfs., 4.61%, 05/15/44	240,000	243,110
Series 2006-WL7A, Class A2, Floating Rate Pass Through Ctfs., 0.46%, 09/15/21(b)(c)	1,700,000	1,373,906

Total Asset-Backed Securities (Cost $14,262,463)		14,384,604

Bonds & Notes—1.11%
Healthcare—0.21%
HCP Inc., Sr. Unsec. Notes, 6.45%, 06/25/12	120,000	128,136
Nationwide Health Properties, Inc., Sr. Unsec. Notes, 6.50%, 07/15/11	330,000	343,662

		471,798

Industrial/Office: Mixed—0.37%
Liberty Property, L.P.,
Sr. Unsec. Notes,
7.25%, 03/15/11	300,000	311,186
5.65%, 08/15/14	485,000	507,073

		818,259

Self Storage—0.07%
Shurgard Storage Centers LLC, Sr. Unsec. Notes, 7.75%, 02/22/11	154,000	159,796

Specialty Properties—0.46%
Ventas Reality LP/Ventas Capital Corp., Sr. Unsec. Gtd. Global Notes, 7.13%, 06/01/15	975,000	1,006,688

Total Bonds & Notes (Cost $2,246,441)		2,456,541

	Shares	Value

Money Market Funds—3.00%
Liquid Assets Portfolio-Institutional Class (d)	3,301,289	$3,301,289
Premier Portfolio-Institutional Class (d)	3,301,289	3,301,289

Total Money Market Funds (Cost $6,602,578)		6,602,578

TOTAL INVESTMENTS—98.63% (Cost $197,428,433)		217,375,567

OTHER ASSETS LESS LIABILITIES—1.37%		3,014,916

NET ASSETS—100.00%		$220,390,483

Investment Abbreviations:
Ctfs.	— Certificates

Gtd.	— Guaranteed

Pfd.	— Preferred

REIT	— Real Estate Investment Trust

Sr.	— Senior

Unsec.	— Unsecured
Notes to Schedule of Investments:

(a)	Property type classifications used in this report are generally according to FSTE National Association of Real Estate Investment Trusts (“NAREIT”) Equity REITs Index, which is exclusively owned by NAREIT.

(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at May 31, 2010 was $12,631,312, which represented 5.73% of the Fund’s Net Assets.

(c)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on May 31, 2010.

(d)	The money market fund and the Fund are affiliated by having the same investment adviser.
See accompanying notes which are an integral part of this schedule.
     Invesco Select Real Estate Income Fund

Notes to Quarterly Schedule of Portfolio Holdings
May 31, 2010
(Unaudited)
NOTE 1 — Significant Accounting Policies
A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.
     A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
     Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
     Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.
     Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
     Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices will be used to value debt obligations and Corporate Loans.
     Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
     Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
     Invesco Select Real Estate Income Fund

B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income. Dividend income is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.
     The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.
     Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
     The Fund recharacterizes distributions received from REIT investments based on information provided by the REIT into the following categories: ordinary income, long-term and short-term capital gains, and return of capital. If information is not available timely from the REIT, the recharacterization will be based on available information which may include the previous year’s allocation. If new or additional information becomes available from the REIT at a later date, a recharacterization will be made in the following year. The Fund records as dividend income the amount recharacterized as ordinary income and as realized gain the amount recharacterized as capital gain in the Statement of Operations, and the amount recharacterized as return of capital in the Statement of Changes in Net Assets. These recharacterizations are reflected in the accompanying financial statements.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Other Risks — The Fund’s investments are concentrated in a comparatively narrow segment of the economy. Consequently, the Fund may tend to be more volatile than other mutual funds, and the value of the Fund’s investments may tend to rise and fall more rapidly.
     The Fund concentrates its assets in the real estate industry, an investment in the fund will be closely linked to the performance of the real estate markets. Property values may fall due to increasing vacancies or declining rents resulting from economic, legal, cultural or technological developments.
NOTE 2 — Additional Valuation Information
Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 —	Prices are determined using quoted prices in an active market for identical assets.

Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
     Invesco Select Real Estate Income Fund

Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
     The following is a summary of the tiered valuation input levels, as of May 31, 2010. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total

Equity Securities	$200,534,422	$—	$—	$200,534,422
Corporate Debt Securities	—	2,456,541	—	2,456,541
Asset-Backed Securities	—	14,384,604	—	14,384,604

Total Investments	$200,534,422	$16,841,145	$—	$217,375,567

NOTE 3 — Investment Securities
The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the nine months ended May 31, 2010 was $163,370,042 and $101,099,328, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.
Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$21,366,747
Aggregate unrealized (depreciation) of investment securities	(4,311,839)

Net unrealized appreciation of investment securities	$17,054,908

Cost of investments for tax purposes is $200,320,659.
     Invesco Select Real Estate Income Fund

Invesco Structured Core Fund
(formerly known as AIM Structured Core Fund)
Quarterly Schedule of Portfolio Holdings
May 31, 2010

invesco.com	SCOR-QTR-1 05/10	Invesco Advisers, Inc.

Schedule of Investments(a)
May 31, 2010
(Unaudited)

	Shares	Value

Common Stocks—97.90%
Aerospace & Defense—0.40%
United Technologies Corp.	6,100	$411,018

Agricultural Products—0.19%
Archer-Daniels-Midland Co.	7,900	199,633

Airlines—0.30%
Delta Air Lines, Inc. (b)	23,100	313,698

Apparel Retail—2.01%
Gap, Inc. (The)	95,400	2,079,720

Apparel, Accessories & Luxury Goods—0.54%
Jones Apparel Group, Inc.	28,400	557,776

Auto Parts & Equipment—0.24%
Johnson Controls, Inc.	8,800	251,064

Automobile Manufacturers—2.33%
Ford Motor Co. (b)	205,600	2,411,688

Biotechnology—2.14%
Amgen Inc. (b)	42,800	2,216,184

Computer Hardware—4.20%
Apple Inc. (b)	2,950	758,622
Dell Inc. (b)	71,900	958,427
Hewlett-Packard Co.	57,100	2,627,171

		4,344,220

Computer Storage & Peripherals—4.32%
EMC Corp. (b)	3,000	55,860
SanDisk Corp. (b)	41,200	1,920,744
Seagate Technology (b)	49,800	764,928
Western Digital Corp. (b)	49,500	1,723,095

		4,464,627

Construction, Farm Machinery & Heavy Trucks—0.97%
Oshkosh Corp. (b)	28,300	1,005,499

Consumer Finance—2.85%
American Express Co.	55,400	2,208,798
Capital One Financial Corp.	17,800	735,140

		2,943,938

Data Processing & Outsourced Services—0.04%
Broadridge Financial Solutions Inc.	2,400	45,888

	Shares	Value

Department Stores—2.20%
Macy’s, Inc.	94,000	$2,087,740
Sears Holdings Corp. (b)	2,100	184,926

		2,272,666

Diversified Banks—0.92%
Wells Fargo & Co.	33,100	949,639

Diversified Metals & Mining—0.96%
Freeport-McMoRan Copper & Gold Inc.	10,000	700,500
Titanium Metals Corp. (b)	16,400	289,788

		990,288

Electronic Manufacturing Services—0.76%
Flextronics International Ltd. (Singapore)(b)	120,500	790,480

Forest Products—0.06%
Weyerhaeuser Co.	1,400	59,612

General Merchandise Stores—0.48%
Target Corp.	9,000	490,770

Health Care Distributors—0.13%
Cardinal Health, Inc.	3,800	131,062

Home Improvement Retail—0.26%
Home Depot, Inc. (The)	7,800	264,108

Homebuilding—3.54%
D.R. Horton, Inc.	157,000	1,913,830
Lennar Corp. -Class A	97,300	1,683,290
NVR, Inc. (b)	100	68,528

		3,665,648

Household Products—3.66%
Procter & Gamble Co. (The)	61,900	3,781,471

Hypermarkets & Super Centers—3.00%
Wal-Mart Stores, Inc.	61,400	3,104,384

Independent Power Producers & Energy Traders—1.60%
Constellation Energy Group Inc.	46,800	1,655,784

Industrial Conglomerates—0.33%
General Electric Co.	20,700	338,445

Industrial Machinery—1.06%
Illinois Tool Works Inc.	8,100	376,083
Ingersoll-Rand PLC (Ireland)	11,200	417,872
Parker Hannifin Corp.	4,900	301,154

		1,095,109

See accompanying notes which are an integral part of this schedule.
     Invesco Structured Core Fund

	Shares	Value

Integrated Oil & Gas—10.49%
Chevron Corp.	36,600	$2,703,642
ConocoPhillips	28,500	1,478,010
Exxon Mobil Corp.	81,300	4,915,398
Occidental Petroleum Corp.	21,200	1,749,212

		10,846,262

Integrated Telecommunication Services—3.96%
AT&T Inc.	135,200	3,285,360
Verizon Communications Inc.	29,600	814,592

		4,099,952

Internet Software & Services—0.13%
AOL Inc. (b)	6,700	138,221

Investment Banking & Brokerage—1.17%
Goldman Sachs Group, Inc. (The)	8,400	1,211,784

IT Consulting & Other Services—3.67%
International Business Machines Corp.	30,300	3,795,378

Life & Health Insurance—3.15%
Aflac, Inc.	26,800	1,187,240
Lincoln National Corp.	8,900	235,494
Prudential Financial, Inc.	31,800	1,835,178

		3,257,912

Managed Health Care—3.03%
Humana Inc. (b)	19,600	902,580
UnitedHealth Group Inc.	76,800	2,232,576

		3,135,156

Movies & Entertainment—1.86%
Time Warner Inc.	62,200	1,927,578

Multi-Line Insurance—0.34%
Assurant, Inc.	3,100	107,570
Genworth Financial Inc. -Class A (b)	4,200	65,478
Hartford Financial Services Group, Inc. (The)	7,000	175,490

		348,538

Oil & Gas Equipment & Services—1.61%
National-Oilwell Varco Inc.	43,700	1,666,281

Other Diversified Financial Services—0.24%
Bank of America Corp.	9,700	152,678
JPMorgan Chase & Co.	2,300	91,034

		243,712

Paper Products—1.85%
International Paper Co.	74,000	1,719,020
MeadWestvaco Corp.	7,900	188,810

		1,907,830

	Shares	Value

Pharmaceuticals—8.41%
Abbott Laboratories	22,800	$1,084,368
Bristol-Myers Squibb Co.	7,300	169,433
Eli Lilly and Co.	58,900	1,931,331
Forest Laboratories, Inc. (b)	31,800	822,984
Johnson & Johnson	32,500	1,894,750
Pfizer Inc.	183,500	2,794,705

		8,697,571

Photographic Products—0.12%
Eastman Kodak Co. (b)	22,800	128,592

Property & Casualty Insurance—5.32%
Berkshire Hathaway Inc. -Class B (b)	17,000	1,199,350
Chubb Corp. (The)	5,000	251,200
Travelers Cos., Inc. (The)	46,700	2,310,249
XL Capital Ltd. -Class A (b)	98,900	1,741,629

		5,502,428

Publishing—1.98%
Gannett Co., Inc.	116,700	1,813,518
McGraw-Hill Cos., Inc. (The)	8,400	233,520

		2,047,038

Regional Banks—0.45%
Fifth Third Bancorp	35,800	465,042

Semiconductors—2.74%
Micron Technology, Inc. (b)	202,100	1,837,089
Texas Instruments Inc.	40,600	991,452

		2,828,541

Soft Drinks—0.53%
Coca-Cola Co. (The)	10,700	549,980

Specialized Finance—0.19%
IntercontinentalExchange Inc. (b)	1,700	197,421

Steel—0.37%
Reliance Steel & Aluminum Co.	8,400	385,644

Systems Software—3.80%
Microsoft Corp.	152,500	3,934,500

Tobacco—2.25%
Philip Morris International Inc.	52,700	2,325,124

Wireless Telecommunication Services—0.75%
Sprint Nextel Corp. (b)	151,600	777,708

Total Common Stocks & Other Equity Interests (Cost $94,850,179)		101,252,612

See accompanying notes which are an integral part of this schedule.
     Invesco Structured Core Fund

	Principal
	Amount	Value

U.S. Treasury Securities—0.39%
U.S. Treasury Bills—0.39%
0.15%, 06/17/10 (Cost $399,967) (c)(d)	$400,000	399,967

	Shares	Value

Money Market Funds—2.37%
Liquid Assets Portfolio-Institutional Class (e)	1,227,255	1,227,255
Premier Portfolio-Institutional Class (e)	1,227,255	1,227,255

Total Money Market Funds (Cost $2,454,510)		2,454,510

TOTAL INVESTMENTS—100.66% (Cost $97,704,656)		104,107,089

OTHER ASSETS LESS LIABILITIES—(0.66)%		(681,873)

NET ASSETS—100.00%		$103,425,216

Investment Abbreviations:

REIT	— Real Estate Investment Trust
Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.

(c)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.

(d)	All or a portion of the value was pledged as collateral to cover margin requirements for open futures contracts. See Note 1D and Note 3.

(e)	The money market fund and the Fund are affiliated by having the same investment adviser.
See accompanying notes which are an integral part of this schedule.
     Invesco Structured Core Fund

Notes to Quarterly Schedule of Portfolio Holdings
May 31, 2010
(Unaudited)
NOTE 1 — Significant Accounting Policies
A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.
     A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
     Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
     Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.
     Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
     Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including Corporate Loans.
     Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
     Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity.
     Invesco Structured Core Fund

A.	Security Valuations-(continued)

Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.
     The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.
     Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
     The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Futures Contracts — The Fund may enter into futures contracts to manage exposure to interest rate, equity and market price movements and/or currency risks. A futures contract is an agreement between two parties to purchase or sell a specified underlying security, currency or commodity (or delivery of a cash settlement price, in the case of an index future) for a fixed price at a future date. The Fund currently invests only in exchange-traded futures and they are standardized as to maturity date and underlying financial instrument. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant (broker). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities. When the contracts are closed or expire, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Statement of Operations. The primary risks associated with futures contracts are market risk and the absence of a liquid secondary market. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Futures contracts have minimal counterparty risk since the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.
E.	Collateral — To the extent the Fund has pledged or segregated a security as collateral and that security is subsequently sold, it is the Fund’s practice to replace such collateral no later than the next business day.
     Invesco Structured Core Fund

NOTE 2 — Additional Valuation Information
Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 —	Prices are determined using quoted prices in an active market for identical assets.

Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
     The following is a summary of the tiered valuation input levels, as of May 31, 2010. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total

Equity Securities	$103,707,122	$—	$—	$
U.S. Treasury Securities	—	399,967	—

	$103,707,122	$399,967	$—		$104,107,089

Futures*	151,270	—	—		151,270

Total Investments	$103,858,392	$399,967	$—		$104,258,359

*	Unrealized appreciation.
NOTE 3 — Futures Contracts at Period-End
Open Futures Contracts

	Number of	Month/		Unrealized
Contract	Contracts	Commitment	Value	Appreciation

S&P 500 Index	10	June-2010/Long	$2,721,250	$151,270

NOTE 4 — Investment Securities
The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the nine months ended May 31, 2010 was $60,053,611 and $72,780,512, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.
Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$10,033,695
Aggregate unrealized (depreciation) of investment securities	(5,427,452)

Net unrealized appreciation of investment securities	$4,606,243

Cost of investments for tax purposes is $99,500,846.
     Invesco Structured Core Fund

Invesco Structured Growth Fund
(formerly known as AIM Structured Growth Fund)
Quarterly Schedule of Portfolio Holdings
May 31, 2010

invesco.com	SGRO-QTR-1 05/10	Invesco Advisers, Inc.

Invesco Structured Growth Fund
Schedule of Investments(a)
May 31, 2010
(Unaudited)

	Shares	Value

Common Stocks—98.04%
Agricultural Products—0.48%
Archer-Daniels-Midland Co.	14,600	$368,942

Airlines—0.80%
Delta Air Lines, Inc. (b)	45,300	615,174

Apparel Retail—5.09%
Aeropostale, Inc. (b)	16,300	451,673
Collective Brands, Inc. (b)	10,700	239,466
Gap, Inc. (The)	119,700	2,609,460
Limited Brands, Inc.	9,900	246,114
TJX Cos., Inc. (The)	8,100	368,226

		3,914,939

Auto Parts & Equipment—2.28%
TRW Automotive Holdings Corp. (b)	58,300	1,753,664

Automobile Manufacturers—0.99%
Ford Motor Co. (b)	65,200	764,796

Biotechnology—3.67%
Amgen, Inc. (b)	51,200	2,651,136
PDL BioPharma Inc. (b)	31,300	168,081

		2,819,217

Building Products—0.15%
A.O. Smith Corp.	2,500	116,550

Communications Equipment—0.34%
InterDigital, Inc. (b)	9,900	258,390

Computer Hardware—6.00%
Apple, Inc.	4,450	1,144,362
Dell, Inc. (b)	23,500	313,255
Hewlett-Packard Co.	68,600	3,156,286

		4,613,903

Computer Storage & Peripherals—8.03%
Lexmark International, Inc. -Class A (b)	8,500	319,175
SanDisk Corp. (b)	47,300	2,205,126
Seagate Technology (b)	127,400	1,956,864
Western Digital Corp. (b)	48,700	1,695,247

		6,176,412

Construction & Engineering—0.50%
Shaw Group Inc. (The) (b)	4,500	153,495
URS Corp.	5,200	231,816

		385,311

	Shares	Value

Construction, Farm Machinery & Heavy Trucks—0.71%
Oshkosh Corp. (b)	15,400	$547,162

Consumer Electronics—2.95%
Garmin Ltd.	67,500	2,266,650

Consumer Finance—1.03%
American Express Co.	19,900	793,413

Diversified Metals & Mining—0.42%
Freeport-McMoRan Copper & Gold Inc.	4,600	322,230

Education Services—0.10%
Career Education Corp. (b)	2,800	78,400

Electronic Components—0.23%
Vishay Intertechnology, Inc. (b)	19,300	174,665

Health Care Distributors—0.23%
Cardinal Health, Inc.	5,100	175,899

Homebuilding—1.86%
D.R. Horton, Inc.	64,800	789,912
Lennar Corp. -Class A	26,500	458,450
Ryland Group, Inc. (The)	9,600	178,560

		1,426,922

Homefurnishing Retail—2.85%
Williams-Sonoma, Inc.	73,400	2,193,192

Household Products—4.88%
Procter & Gamble Co. (The)	61,500	3,757,035

Housewares & Specialties—0.46%
American Greetings Corp. -Class A	14,900	351,342

Hypermarkets & Super Centers—4.64%
Wal-Mart Stores, Inc.	70,600	3,569,536

Independent Power Producers & Energy Traders—2.84%
Constellation Energy Group Inc.	61,800	2,186,484

Industrial Conglomerates—1.33%
3M Co.	10,200	808,962
Carlisle Cos. Inc.	5,600	217,784

		1,026,746

Industrial Machinery—0.48%
Parker Hannifin Corp.	6,000	368,760

Integrated Oil & Gas—4.39%
Chevron Corp.	4,900	361,963

See accompanying notes which are an integral part of this schedule.

Invesco Structured Growth Fund

	Shares	Value

Integrated Oil & Gas—(continued)
Exxon Mobil Corp.	49,900	$3,016,954

		3,378,917

Integrated Telecommunication Services—0.63%
AT&T Inc.	20,000	486,000

Internet Software & Services—0.23%
AOL Inc. (b)	8,500	175,355

Investment Banking & Brokerage—0.59%
Goldman Sachs Group, Inc. (The)	3,150	454,419

IT Consulting & Other Services—5.59%
International Business Machines Corp.	34,300	4,296,418

Life & Health Insurance—1.16%
Prudential Financial, Inc.	15,500	894,505

Managed Health Care—4.97%
Health Net Inc. (b)	10,700	263,755
Humana, Inc. (b)	28,400	1,307,820
UnitedHealth Group, Inc.	77,400	2,250,018

		3,821,593

Movies & Entertainment—0.72%
Time Warner Inc.	17,800	551,622

Oil & Gas Equipment & Services—0.64%
National-Oilwell Varco Inc.	12,900	491,877

Paper Packaging—0.77%
Temple-Inland Inc.	27,900	589,527

Paper Products—0.54%
MeadWestvaco Corp.	17,400	415,860

Pharmaceuticals—6.78%
Abbott Laboratories	1,000	47,560
Eli Lilly and Co.	43,200	1,416,528
Forest Laboratories, Inc. (b)	43,000	1,112,840
Johnson & Johnson	37,000	2,157,100
Pfizer Inc.	31,800	484,314

		5,218,342

Publishing—0.21%
McGraw-Hill Cos., Inc. (The)	5,700	158,460

Semiconductor Equipment—0.73%
Amkor Technology, Inc. (b)	82,400	561,144

Semiconductors—3.48%
Intel Corp.	20,900	447,678
Micron Technology, Inc. (b)	245,500	2,231,595

		2,679,273

	Shares	Value

Soft Drinks—1.33%
Coca-Cola Co. (The)	19,900	$1,022,860

Specialized Consumer Services—0.52%
Sotheby’s	12,300	399,750

Specialty Chemicals—0.64%
W.R. Grace & Co. (b)	19,300	494,659

Steel—0.61%
Reliance Steel & Aluminum Co.	10,200	468,282

Systems Software—6.07%
Microsoft Corp.	181,000	4,669,800
Tobacco—4.10%
Philip Morris International Inc.	71,400	3,150,168

Total Common Stocks & Other Equity Interests (Cost $72,877,317)		75,404,565

Principal
Amount

U.S. Treasury Bills—0.44%
0.15% (Cost $339,972), 06/17/10(c)(d)	$340,000	339,972

	Shares

Money Market Funds—0.92%
Liquid Assets Portfolio-Institutional Class (e)	352,984	352,984
Premier Portfolio-Institutional Class (e)	352,984	352,984

Total Money Market Funds (Cost $705,968)		705,968

TOTAL INVESTMENTS—99.40% (Cost $73,923,257)		76,450,505

OTHER ASSETS LESS LIABILITIES—0.60%		461,087

NET ASSETS—100.00%		$76,911,592

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.

(c)	All or a portion of the value was pledged as collateral to cover margin requirements for open futures contracts. See Note 1D and Note 3.

(d)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.

(e)	The money market fund and the Fund are affiliated by having the same investment adviser.
See accompanying notes which are an integral part of this schedule.

Invesco Structured Growth Fund
Notes to Quarterly Schedule of Portfolio Holdings
May 31, 2010
(Unaudited)
NOTE 1 — Significant Accounting Policies
A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.
     A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
     Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
     Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.
     Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
     Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including Corporate Loans.
     Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
     Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity.

Invesco Structured Growth Fund
A.	Security Valuations — (continued)

Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.
     The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.
     Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
     The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Futures Contracts — The Fund may enter into futures contracts to manage exposure to interest rate, equity and market price movements and/or currency risks. A futures contract is an agreement between two parties to purchase or sell a specified underlying security, currency or commodity (or delivery of a cash settlement price, in the case of an index future) for a fixed price at a future date. The Fund currently invests only in exchange-traded futures and they are standardized as to maturity date and underlying financial instrument. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant (broker). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities. When the contracts are closed or expire, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Statement of Operations. The primary risks associated with futures contracts are market risk and the absence of a liquid secondary market. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Futures contracts have minimal counterparty risk since the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.
E.	Collateral — To the extent the Fund has pledged or segregated a security as collateral and that security is subsequently sold, it is the Fund’s practice to replace such collateral no later than the next business day. This practice does not apply to securities pledged as collateral for securities lending transactions.

Invesco Structured Growth Fund
NOTE 2 — Additional Valuation Information
Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 —	Prices are determined using quoted prices in an active market for identical assets.

Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
          The following is a summary of the tiered valuation input levels, as of May 31, 2010. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total

Equity Securities	$76,110,533	$—	$—	$76,110,533
U.S. Treasury Securities	—	339,972	—	339,972

				$76,450,505

Futures*	(42,227)	—	—	(42,227)

Total Investments	$76,068,306	$339,972	$—	$76,408,278

*	Unrealized appreciation (depreciation).
NOTE 3 — Derivative Investments
Open Futures Contracts

				Unrealized
	Number of	Month/		Appreciation
Contract	Contracts	Commitment	Value	(Depreciation)

Chicago Mercantile Exchange E-mini S&P 500 Index	24	June-2010/Long	$1,306,200	$(42,227)

Invesco Structured Growth Fund
NOTE 4 — Investment Securities
The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the nine months ended May 31, 2010 was $61,345,708 and $75,771,600, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.
Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$4,598,299
Aggregate unrealized (depreciation) of investment securities	(3,819,534)

Net unrealized appreciation of investment securities	$778,765

Cost of investments for tax purposes is $75,671,740

Invesco Structured Value Fund
(formerly known as AIM Structured Value Fund)
Quarterly Schedule of Portfolio Holdings
May 31, 2010

invesco.com	SVAL-QTR-1 05/10	Invesco Advisers, Inc.

Invesco Structured Value Fund
Schedule of Investments(a)
May 31, 2010
(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests—98.08%
Airlines—0.10%
Alaska Air Group, Inc. (b)	1,400	$65,380

Apparel Retail—1.74%
Gap, Inc. (The)	45,800	998,440
TJX Cos., Inc. (The)	3,600	163,656

		1,162,096

Apparel, Accessories & Luxury Goods—1.22%
Jones Apparel Group, Inc.	41,600	817,024

Asset Management & Custody Banks—0.67%
Bank of New York Mellon Corp.	12,800	348,160
Franklin Resources, Inc.	1,000	98,090

		446,250

Auto Parts & Equipment—1.60%
Federal-Mogul Corp. (b)	2,000	34,520
TRW Automotive Holdings Corp. (b)	34,300	1,031,744

		1,066,264

Automobile Manufacturers—2.25%
Ford Motor Co. (b)	127,900	1,500,267

Biotechnology—1.05%
Amgen, Inc. (b)	9,800	507,444
PDL BioPharma Inc. (b)	36,300	194,931

		702,375

Building Products—0.14%
A.O. Smith Corp.	2,000	93,240

Communications Equipment—0.05%
InterDigital, Inc. (b)	1,400	36,540

Computer & Electronics Retail—0.31%
Rent-A-Center, Inc. (b)	8,600	208,292

Computer Hardware—2.10%
Dell, Inc. (b)	12,400	165,292
Hewlett-Packard Co.	26,800	1,233,068

		1,398,360

Computer Storage & Peripherals—2.03%
Lexmark International, Inc. -Class A (b)	7,300	274,115
SanDisk Corp. (b)	10,600	494,172
Western Digital Corp. (b)	16,900	588,289

		1,356,576

	Shares	Value

Construction & Engineering—0.28%
Shaw Group Inc. (The) (b)	5,400	$184,194

Construction, Farm Machinery & Heavy Trucks—1.55%
Oshkosh Corp. (b)	29,100	1,033,923

Consumer Finance—2.49%
American Express Co.	38,300	1,527,021
Capital One Financial Corp.	3,200	132,160

		1,659,181

Department Stores—0.74%
Macy’s, Inc.	7,600	168,796
Sears Holdings Corp. (b)	3,700	325,822

		494,618

Diversified Banks—3.68%
Comerica Inc.	5,200	198,120
U.S. Bancorp	32,600	781,096
Wells Fargo & Co.	51,400	1,474,666

		2,453,882

Diversified Chemicals—0.06%
Cabot Corp.	1,400	39,214

Diversified Metals & Mining—0.08%
Titanium Metals Corp.	3,000	53,010

Diversified REIT’s—1.14%
Vornado Realty Trust	9,800	761,264

Electric Utilities—2.49%
Edison International	13,500	436,860
Exelon Corp.	31,800	1,227,480

		1,664,340

Electronic Components—0.15%
Vishay Intertechnology, Inc. (b)	10,900	98,645

Forest Products—0.37%
Louisiana-Pacific Corp. (b)	28,900	245,650

General Merchandise Stores—0.40%
Target Corp.	4,900	267,197

Health Care Distributors—0.98%
Cardinal Health, Inc.	12,800	441,472
McKesson Corp.	3,000	210,000

		651,472

Homebuilding—2.41%
D.R. Horton, Inc.	86,800	1,058,092
Lennar Corp. -Class A	22,900	396,170
Ryland Group, Inc. (The)	8,200	152,520

		1,606,782

See accompanying notes which are an integral part of this schedule.

Invesco Structured Value Fund

	Shares	Value

Homefurnishing Retail—0.78%
Williams-Sonoma, Inc.	17,500	$522,900

Household Products—2.68%
Procter & Gamble Co. (The)	29,300	1,789,937

Housewares & Specialties—0.76%
American Greetings Corp. -Class A	11,500	271,170
Jarden Corp.	8,100	235,791

		506,961

Independent Power Producers & Energy Traders—1.62%
Constellation Energy Group Inc.	30,600	1,082,628

Industrial Conglomerates—2.24%
Carlisle Cos. Inc.	8,600	334,454
General Electric Co.	70,900	1,159,215

		1,493,669

Industrial Machinery—0.81%
Illinois Tool Works, Inc.	3,900	181,077
Parker Hannifin Corp.	5,900	362,614

		543,691

Integrated Oil & Gas—14.20%
Chevron Corp.	37,800	2,792,286
ConocoPhillips	38,500	1,996,610
Exxon Mobil Corp.	60,800	3,675,968
Occidental Petroleum Corp.	12,200	1,006,622

		9,471,486

Integrated Telecommunication Services—6.91%
AT&T Inc.	112,800	2,741,040
Verizon Communications Inc.	67,800	1,865,856

		4,606,896

Internet Software & Services—0.17%
AOL Inc. (b)	5,500	113,465

Investment Banking & Brokerage—1.52%
Goldman Sachs Group, Inc. (The)	7,050	1,017,033

IT Consulting & Other Services—0.38%
International Business Machines Corp.	2,000	250,520

Life & Health Insurance—2.79%
Aflac, Inc.	11,700	518,310
Lincoln National Corp.	14,200	375,732
MetLife, Inc.	1,300	52,637
Prudential Financial, Inc.	15,800	911,818

		1,858,497

Managed Health Care—3.09%
Health Net Inc. (b)	18,800	463,420
Humana, Inc. (b)	15,600	718,380

	Shares	Value

Managed Health Care—(continued)
UnitedHealth Group, Inc.	30,200	$877,914

		2,059,714

Movies & Entertainment—1.61%
Time Warner Inc.	34,600	1,072,254

Multi-Line Insurance—0.75%
Assurant, Inc.	9,600	333,120
Genworth Financial Inc. -Class A (b)	10,900	169,931

		503,051

Office Services & Supplies—0.22%
HNI Corp.	4,800	147,168

Oil & Gas Equipment & Services—1.89%
National-Oilwell Varco Inc.	26,200	999,006
Oil States International, Inc. (b)	6,700	261,568

		1,260,574

Other Diversified Financial Services—3.75%
Bank of America Corp.	56,900	895,606
Citigroup Inc. (b)	163,600	647,856
JPMorgan Chase & Co.	24,200	957,836

		2,501,298

Paper Packaging—0.89%
Temple-Inland Inc.	28,100	593,753

Paper Products—2.19%
Domtar Corp. (b)	5,000	306,000
International Paper Co.	45,600	1,059,288
MeadWestvaco Corp.	3,900	93,210

		1,458,498

Pharmaceuticals—6.20%
Abbott Laboratories	5,100	242,556
Eli Lilly and Co.	31,000	1,016,490
Forest Laboratories, Inc. (b)	15,600	403,728
Pfizer Inc.	162,500	2,474,875

		4,137,649

Property & Casualty Insurance—5.30%
Axis Capital Holdings Ltd. (Bermuda)	4,500	136,800
Chubb Corp.	26,300	1,321,312
Travelers Cos., Inc. (The)	31,300	1,548,411
XL Capital Ltd. -Class A	29,900	526,539

		3,533,062

Publishing—2.30%
Gannett Co., Inc.	84,000	1,305,360
McGraw-Hill Cos., Inc. (The)	6,100	169,580
Scholastic Corp.	2,300	60,145

		1,535,085

See accompanying notes which are an integral part of this schedule.

Invesco Structured Value Fund

	Shares	Value

Regional Banks—0.49%
Huntington Bancshares Inc.	31,700	$195,272
PNC Financial Services Group, Inc.	2,100	131,775

		327,047

Reinsurance—0.43%
RenaissanceRe Holdings Ltd.	5,300	286,518

Semiconductor Equipment—0.30%
Amkor Technology, Inc. (b)	29,700	202,257

Semiconductors—0.64%
Micron Technology, Inc. (b)	47,300	429,957

Specialized Consumer Services—0.39%
Sotheby’s	8,000	260,000

Specialized REIT’s—0.05%
Ventas, Inc.	700	32,865

Specialty Chemicals—0.55%
Cytec Industries Inc.	1,700	72,641
Lubrizol Corp. (The)	400	35,428
W.R. Grace & Co. (b)	10,000	256,300

		364,369

Steel—1.26%
Reliance Steel & Aluminum Co.	13,100	601,421
Worthington Industries, Inc.	16,300	239,936

		841,357

Systems Software—0.35%
Microsoft Corp.	9,100	234,780

Technology Distributors—0.08%
Tech Data Corp. (b)	1,300	52,845

Tobacco—0.05%
Altria Group, Inc.	1,800	36,522

Wireless Telecommunication Services—0.36%
Sprint Nextel Corp. (b)	47,400	243,162

Total Common Stocks & Other Equity Interests (Cost $63,836,535)		65,437,504

	Principal
	Amount	Value

U.S. Treasury Securities—0.44%
U.S. Treasury Bills—0.44%
0.15%, 06/17/10 (Cost $289,976) ©(d)	$290,000	289,976

	Shares	Value

Money Market Funds—0.89%
Liquid Assets Portfolio-Institutional Class (e)	296,811	$296,811

Premier Portfolio-Institutional Class (e)	296,811	296,811

Total Money Market Funds (Cost $593,622)		593,622

TOTAL INVESTMENTS—99.41% (Cost $64,720,133)		66,321,102

OTHER ASSETS LESS LIABILITIES—0.59%		394,950

NET ASSETS—100.00%		$66,716,052

Investment Abbreviations:
REIT — Real Estate Investment Trust
Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.

(c)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.

(d)	All or a portion of the value was pledged as collateral to cover margin requirements for open futures contracts. See Note 1D and Note 3.

(e)	The money market fund and the Fund are affiliated by having the same investment adviser.
See accompanying notes which are an integral part of this schedule.

Notes to Quarterly Schedule of Portfolio Holdings
May 31, 2010
(Unaudited)
NOTE 1 — Significant Accounting Policies
A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.
     A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
     Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
     Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.
     Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
     Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including Corporate Loans.
     Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
     Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
     Invesco Structured Value Fund

B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.
     The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.
     Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
     The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Futures Contracts — The Fund may enter into futures contracts to manage exposure to interest rate, equity and market price movements and/or currency risks. A futures contract is an agreement between two parties to purchase or sell a specified underlying security, currency or commodity (or delivery of a cash settlement price, in the case of an index future) for a fixed price at a future date. The Fund currently invests only in exchange-traded futures and they are standardized as to maturity date and underlying financial instrument. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant (broker). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities. When the contracts are closed or expire, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Statement of Operations. The primary risks associated with futures contracts are market risk and the absence of a liquid secondary market. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Futures contracts have minimal counterparty risk since the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.
E.	Collateral — To the extent the Fund has pledged or segregated a security as collateral and that security is subsequently sold, it is the Fund’s practice to replace such collateral no later than the next business day.
     Invesco Structured Value Fund

NOTE 2 — Additional Valuation Information
Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 —	Prices are determined using quoted prices in an active market for identical assets.

Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
     The following is a summary of the tiered valuation input levels, as of May 31, 2010. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total

Equity Securities	$66,031,126	$—	$—	$66,031,126
U.S. Treasury Securities	—	289,976	—	289,976

	$66,031,126	$289,976	$—	$66,321,102

Futures*	(37,513)	—	—	(37,513)

Total Investments	$65,993,613	$289,976	$—	$66,283,589

*	Unrealized appreciation (depreciation).
NOTE 3 — Derivative Investments
Open Futures Contracts

				Unrealized
	Number of	Month/		Appreciation
Contract	Contracts	Commitment	Value	(Depreciation)

E-Mini S&P 500	19	June-2010/Long	$1,034,075	$(37,513)
NOTE 4 — Investment Securities
The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the nine months ended May 31, 2010 was $43,997,766 and $55,734,785, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.
Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$5,554,949
Aggregate unrealized (depreciation) of investment securities	(5,550,592)

Net unrealized appreciation of investment securities	$4,357

Cost of investments for tax purposes is $66,316,745.
     Invesco Structured Value Fund

Invesco Van Kampen American Franchise Fund
(formerly known as Van Kampen American Franchise Fund)
Quarterly Schedule of Portfolio Holdings
May 31, 2010

invesco.com	VK-AMFR-QTR-1 05/10	Invesco Advisers, Inc.

Invesco Van Kampen American Franchise Fund
Portfolio of Investments • May 31, 2010 (Unaudited)

	Number of
Description	Shares	Value

Common Stocks 84.9%
Asset Management & Custody Banks 2.0%
Franklin Resources, Inc.	45,985	$4,510,669

Communications Equipment 4.0%
Cisco Systems, Inc. (a)	397,717	9,211,126

Computer Hardware 8.0%
Apple, Inc. (a)	71,473	18,379,997

Construction Materials 2.5%
Cemex SAB de CV — ADR (Mexico) (a)	226,516	2,453,168
Martin Marietta Materials, Inc.	35,041	3,266,873

		5,720,041

Consumer Finance 4.2%
American Express Co.	241,528	9,629,721

Data Processing & Outsourced Services 4.8%
MasterCard, Inc., Class A	55,123	11,122,168

Distillers & Vintners 2.2%
Diageo PLC — ADR (United Kingdom)	83,638	5,125,337

Diversified Commercial & Professional Services 1.6%
Cintas Corp.	142,373	3,701,698

Footwear 1.7%
NIKE, Inc., Class B	54,626	3,953,830

Gas Utilities 1.5%
Questar Corp.	78,788	3,534,430

Health Care Supplies 6.7%
Alcon, Inc. (Switzerland)	51,472	7,230,786
Millipore Corp. (a)	77,161	8,195,270

		15,426,056

Invesco Van Kampen American Franchise Fund
Portfolio of Investments • May 31, 2010 (Unaudited) Continued

	Number of
Description	Shares	Value

Home Improvement Retail 1.8%
Sherwin-Williams Co.	55,018	$4,216,029

Household Products 2.0%
Procter & Gamble Co.	76,527	4,675,034

Hypermarkets & Super Centers 2.0%
Costco Wholesale Corp.	78,081	4,548,218

Internet Retail 4.8%
Amazon.com, Inc. (a)	88,111	11,054,406

Internet Software & Services 6.0%
eBay, Inc. (a)	335,096	7,174,405
Google, Inc., Class A (a)	13,482	6,541,197

		13,715,602

Life Sciences Tools & Services 3.2%
Thermo Fisher Scientific, Inc. (a)	140,174	7,297,458

Multi-Sector Holdings 0.4%
Leucadia National Corp. (a)	36,094	791,180

Oil & Gas Exploration & Production 0.4%
Ultra Petroleum Corp. (Canada) (a)	22,142	1,018,975

Pharmaceuticals 4.2%
Mead Johnson Nutrition Co., Class A	198,309	9,780,600

Property & Casualty Insurance 4.4%
Berkshire Hathaway, Inc., Class B (a)	143,400	10,116,870

Restaurants 6.8%
McDonald’s Corp.	73,220	4,896,221
Starbucks Corp.	417,647	10,812,881

		15,709,102

Soft Drinks 5.5%
Coca-Cola Co.	104,852	5,389,393

Invesco Van Kampen American Franchise Fund
Portfolio of Investments • May 31, 2010 (Unaudited) Continued

	Number of
Description	Shares	Value

Soft Drinks (continued)
Dr. Pepper Snapple Group, Inc.	193,951	$7,342,985

		12,732,378

Tobacco 4.2%
British American Tobacco PLC — ADR (United Kingdom)	73,924	4,328,250
Philip Morris International, Inc.	121,641	5,366,801

		9,695,051

Total Long-Term Investments 84.9% (Cost $144,553,749)		195,665,976

Repurchase Agreements 15.0%
Banc of America Securities ($13,176,789 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 0.19%, dated 05/28/10, to be sold on 06/01/10 at $13,177,068)		13,176,789
JPMorgan Chase & Co. ($20,223,201 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 0.19%, dated 05/28/10, to be sold on 06/01/10 at $20,223,628)		20,223,201
State Street Bank & Trust Co. ($1,329,010 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 0.01%, dated 05/28/10, to be sold on 06/01/10 at $1,329,011)		1,329,010

Total Repurchase Agreements 15.1% (Cost $34,729,000)		34,729,000

Total Investments 99.9% (Cost $179,282,749)		230,394,976
Foreign Currency 0.0% (Cost $62)		62
Other Assets in Excess of Liabilities 0.1%		136,238

Net Assets 100.0%		$230,531,276

Percentages are calculated as a percentage of net assets.

(a)	Non-income producing security.
ADR — American Depositary Receipt

Invesco Van Kampen American Franchise Fund
Portfolio of Investments • May 31, 2010 (Unaudited) Continued
Security Valuation Investments in securities listed on a securities exchange are valued at their last sale price as of the close of such securities exchange. Equity securities traded on NASDAQ are valued at the NASDAQ Official Closing Price. Listed and unlisted securities for which the last sale price is not available are valued at the mean of the last reported bid and asked prices. For those securities where quotations or prices are not readily available, valuations are determined in accordance with procedures established in good faith by the Board of Trustees. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances. Most foreign markets close before the New York Stock Exchange (NYSE). Occasionally, developments that could affect the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If these developments are expected to materially affect the value of the securities, the valuations may be adjusted to reflect the estimated fair value as of the close of the NYSE, as determined in good faith under procedures established by the Board of Trustees. Short-term securities with remaining maturities of 60 days or less are valued at amortized cost, which approximates fair value.
Fair Value Measurements Financial Accounting Standards Board Accounting Standards Codification (ASC) 820 Fair Value Measurements and Disclosures (ASC 820) (formerly known as FAS 157), defines fair value as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.
Level 1 —	quoted prices in active markets for identical investments

Level 2 —	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 —	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used as of May 31, 2010 in valuing the Fund’s investments carried at value:

			Level 3
		Level 2	Significant
	Level 1	Other Significant	Unobservable
Investments	Quoted Prices	Observable Inputs	Inputs	Total

Investments in an Asset Position
Common Stocks	$195,665,976	$—	$—	$195,665,976
Repurchase Agreements	—	34,729,000	—	34,729,000

Total Investments in an Asset Position	$195,665,976	$34,729,000	$—	$230,394,976

Subsequent Event On June 1, 2010, Invesco Ltd., a leading independent global investment management company, completed its purchase of substantially all of the retail asset management business of Morgan Stanley, including the investment adviser, distributor and certain other affiliated service providers to most of the Van Kampen funds (including the Fund) (the “Transaction”). In connection with the Transaction, the Fund’s Board of Trustees (the “Board”) approved that the Fund be transitioned to the Invesco mutual fund platform by transferring the assets and liabilities of the Fund to a newly formed fund (the “Acquiring Fund”), advised by an affiliate of Invesco, that has substantially the same investment objective, principal investment strategies and risks as the Fund (the “Reorganization”). On May 11, 2010, the Reorganization was approved by the shareholders of the Fund at a special meeting of shareholders. On June 1, 2010, the Reorganization was completed and shareholders of the Fund received shares of the Acquiring Fund in exchange for their shares of the Fund and the Fund will dissolve pursuant to a plan of dissolution adopted by the Board. Also as of June 1, 2010, the Audit Committee of the Board of Trustees appointed, and the Board of Trustees ratified thereafter and approved, PricewaterhouseCoopers LLP as the independent registered public accounting firm of the Acquiring Fund.

Invesco Van Kampen Equity Premium Income Fund
(formerly known as Van Kampen Equity Premium Income Fund)
Quarterly Schedule of Portfolio Holdings
May 31, 2010

invesco.com	VK-EQPI-QTR-1 05/10	Invesco Advisers, Inc.

Invesco Van Kampen Equity Premium Income Fund
Portfolio of Investments • May 31, 2010 (Unaudited)

	Number of
Description	Shares	Value

Common Stocks 101.1%
Aerospace & Defense 2.9%
BE Aerospace, Inc. (a)	20,859	$565,696
Boeing Co.	19,652	1,261,265
General Dynamics Corp.	12,508	849,293
Precision Castparts Corp.	8,274	965,576
Rockwell Collins, Inc.	6,200	361,708
United Technologies Corp.	14,200	956,796

		4,960,334

Air Freight & Logistics 0.9%
FedEx Corp.	12,400	1,035,276
United Parcel Service, Inc., Class B	9,700	608,772

		1,644,048

Airlines 0.6%
Copa Holdings SA, Class A (Panama)	6,700	341,700
Southwest Airlines Co.	58,300	725,252

		1,066,952

Alternative Carriers 0.2%
tw telecom, Inc. (a)	24,300	425,007

Apparel, Accessories & Luxury Goods 0.4%
Polo Ralph Lauren Corp., Class A	4,473	388,525
VF Corp.	4,674	361,534

		750,059

Apparel Retail 1.2%
Limited Brands, Inc.	33,000	820,380
TJX Cos., Inc.	17,300	786,458
Urban Outfitters, Inc. (a)	13,326	483,734

		2,090,572

Application Software 0.6%
Salesforce.com, Inc. (a)	11,745	1,016,295

Invesco Van Kampen Equity Premium Income Fund
Portfolio of Investments • May 31, 2010 (Unaudited) continued

	Number of
Description	Shares	Value

Asset Management & Custody Banks 1.1%
Ameriprise Financial, Inc.	17,100	$680,409
Franklin Resources, Inc.	7,100	696,439
T. Rowe Price Group, Inc.	9,855	488,020

		1,864,868

Auto Parts & Equipment 0.3%
Autoliv, Inc.	9,967	473,433

Automobile Manufacturers 0.7%
Ford Motor Co. (a)	110,900	1,300,857

Biotechnology 0.9%
Alexion Pharmaceuticals, Inc. (a)	11,200	560,336
Amgen, Inc. (a)	18,579	962,021

		1,522,357

Broadcasting — Diversified 1.0%
DIRECTV, Class A (a)	22,200	836,718
Time Warner Cable, Inc.	13,288	727,252
Virgin Media, Inc.	12,100	195,536

		1,759,506

Cable & Satellite 0.3%
Scripps Networks Interactive, Inc., Class A	10,700	483,426

Casinos & Gaming 0.2%
Las Vegas Sands Corp. (a)	2,944	69,125
Wynn Resorts Ltd.	2,748	230,502

		299,627

Catalog Retail 0.3%
Liberty Media Corp. — Interactive, Class A (a)	37,800	490,266

Commercial Printing 0.3%
R.R. Donnelley & Sons Co.	26,700	511,572

Communications Equipment 2.3%
Cisco Systems, Inc. (a)	132,342	3,065,041

Invesco Van Kampen Equity Premium Income Fund
Portfolio of Investments • May 31, 2010 (Unaudited) continued

	Number of
Description	Shares	Value

Communications Equipment (continued)
Harris Corp.	15,900	$745,869
QUALCOMM, Inc.	7,699	273,776

		4,084,686

Computer Hardware 6.6%
Apple, Inc. (a)	22,732	5,845,761
Hewlett-Packard Co.	52,825	2,430,478
IBM Corp.	25,045	3,137,137

		11,413,376

Construction & Farm Machinery & Heavy Trucks 0.9%
Caterpillar, Inc.	18,300	1,111,908
Joy Global, Inc.	8,822	449,922

		1,561,830

Consumer Electronics 0.1%
Harman International Industries, Inc. (a)	5,900	190,570

Consumer Finance 1.7%
American Express Co.	53,361	2,127,503
Capital One Financial Corp.	18,900	780,570

		2,908,073

Data Processing & Outsourced Services 0.9%
MasterCard, Inc., Class A	1,700	343,009
Visa, Inc., Class A	16,800	1,217,328

		1,560,337

Distillers & Vintners 0.5%
Brown-Forman Corp., Class B	14,200	787,532

Diversified Banks 2.3%
U.S. Bancorp	65,844	1,577,622
Wells Fargo & Co.	83,635	2,399,488

		3,977,110

Diversified Chemicals 1.1%
Dow Chemical Co.	21,600	581,256

Invesco Van Kampen Equity Premium Income Fund
Portfolio of Investments • May 31, 2010 (Unaudited) continued

	Number of
Description	Shares	Value

Diversified Chemicals (continued)
Eastman Chemical Co.	13,508	$815,748
EI Du Pont de Nemours & Co.	16,700	604,039

		2,001,043

Diversified Metals & Mining 0.8%
Freeport-McMoRan Copper & Gold, Inc.	7,689	538,614
Peabody Energy Corp.	14,000	545,440
Rio Tinto PLC — ADR (United Kingdom)	5,916	272,728

		1,356,782

Drug Retail 0.6%
CVS Caremark Corp.	17,514	606,510
Walgreen Co.	11,112	356,028

		962,538

Electric Utilities 1.1%
American Electric Power Co., Inc.	27,200	869,312
ITC Holdings Corp.	7,500	395,325
Pinnacle West Capital Corp.	18,800	660,068

		1,924,705

Electrical Components & Equipment 0.4%
Emerson Electric Co.	10,400	482,976
Hubbell, Inc., Class B	3,900	166,335

		649,311

Electronic Equipment Manufacturers 0.4%
Amphenol Corp., Class A	17,902	759,045

Food Distributors 0.3%
Sysco Corp.	15,400	459,074

Food Retail 0.6%
Whole Foods Market, Inc. (a)	27,157	1,097,958

Footwear 0.2%
Crocs, Inc. (a)	7,665	79,333

Invesco Van Kampen Equity Premium Income Fund
Portfolio of Investments • May 31, 2010 (Unaudited) continued

	Number of
Description	Shares	Value

Footwear (continued)
NIKE, Inc., Class B	3,490	$252,606

		331,939

Gas Utilities 1.1%
National Fuel Gas Co.	9,900	481,140
ONEOK, Inc.	15,700	698,179
Questar Corp.	17,677	792,990

		1,972,309

General Merchandise Stores 0.6%
Big Lots, Inc. (a)	10,500	370,965
Target Corp.	13,800	752,514

		1,123,479

Health Care Distributors 0.9%
AmerisourceBergen Corp.	43,400	1,357,552
McKesson Corp.	3,600	252,000

		1,609,552

Health Care Equipment 2.0%
Hospira, Inc. (a)	17,800	926,668
Medtronic, Inc.	8,900	348,702
Stryker Corp.	19,372	1,027,297
Varian Medical Systems, Inc. (a)	9,800	490,882
Waters Corp. (a)	9,900	677,556

		3,471,105

Health Care Services 1.6%
DaVita, Inc. (a)	12,915	819,199
Express Scripts, Inc. (a)	15,959	1,605,475
Medco Health Solutions, Inc. (a)	7,357	424,131

		2,848,805

Home Furnishing Retail 0.4%
Bed Bath & Beyond, Inc. (a)	15,600	699,972

Invesco Van Kampen Equity Premium Income Fund
Portfolio of Investments • May 31, 2010 (Unaudited) continued

	Number of
Description	Shares	Value

Home Furnishings 0.4%
Tempur-Pedic International, Inc. (a)	20,456	$679,139

Home Improvement Retail 0.3%
Home Depot, Inc.	13,500	457,110

Hotels, Resorts & Cruise Lines 0.4%
Wyndham Worldwide Corp.	32,685	771,366

Household Appliances 0.5%
Whirlpool Corp.	8,462	883,771

Household Products 2.3%
Colgate-Palmolive Co.	9,400	734,046
Procter & Gamble Co.	54,200	3,311,078

		4,045,124

Hypermarkets & Super Centers 0.7%
Wal-Mart Stores, Inc.	25,300	1,279,168

Industrial Conglomerates 2.6%
3M Co.	18,400	1,459,304
General Electric Co.	191,481	3,130,714

		4,590,018

Industrial Gases 0.4%
Air Products & Chemicals, Inc.	9,400	649,164

Industrial Machinery 1.3%
Danaher Corp.	10,000	793,800
Flowserve Corp.	3,200	304,320
Illinois Tool Works, Inc.	14,400	668,592
Pall Corp.	12,400	422,220

		2,188,932

Integrated Oil & Gas 5.6%
Chevron Corp.	27,754	2,050,188
ConocoPhillips	29,777	1,544,235

Invesco Van Kampen Equity Premium Income Fund
Portfolio of Investments • May 31, 2010 (Unaudited) continued

	Number of
Description	Shares	Value

Integrated Oil & Gas (continued)
Exxon Mobil Corp.	71,316	$4,311,766
Occidental Petroleum Corp.	21,522	1,775,780

		9,681,969

Integrated Telecommunication Services 1.5%
AT&T, Inc.	77,687	1,887,794
Verizon Communications, Inc.	24,689	679,441

		2,567,235

Internet Retail 0.7%
Amazon.com, Inc. (a)	5,100	639,846
Priceline.com, Inc. (a)	2,800	535,248

		1,175,094

Internet Software & Services 1.7%
Akamai Technologies, Inc. (a)	20,000	794,400
Google, Inc., Class A (a)	3,451	1,674,356
WebMD Health Corp. (a)	10,001	455,346

		2,924,102

Investment Banking & Brokerage 1.1%
Goldman Sachs Group, Inc.	8,607	1,241,646
Raymond James Financial, Inc.	22,800	644,556

		1,886,202

IT Consulting & Other Services 0.6%
Cognizant Technology Solutions Corp., Class A (a)	20,152	1,008,406

Life & Health Insurance 1.2%
Aflac, Inc.	25,253	1,118,708
Lincoln National Corp.	34,000	899,640

		2,018,348

Life Sciences Tools & Services 1.0%
Life Technologies Corp. (a)	14,044	703,043
Thermo Fisher Scientific, Inc. (a)	20,016	1,042,033

		1,745,076

Invesco Van Kampen Equity Premium Income Fund
Portfolio of Investments • May 31, 2010 (Unaudited) continued

	Number of
Description	Shares	Value

Managed Health Care 0.7%
UnitedHealth Group, Inc.	31,200	$906,984
WellPoint, Inc. (a)	6,881	352,995

		1,259,979

Movies & Entertainment 1.7%
News Corp., Class A	51,751	683,113
Time Warner, Inc.	25,915	803,106
Viacom, Inc., Class B (a)	12,100	406,681
Walt Disney Co.	33,089	1,105,834

		2,998,734

Multi-Line Insurance 0.7%
American International Group, Inc. (a)	1,603	56,714
Hartford Financial Services Group, Inc.	16,012	401,421
Loews Corp.	25,705	835,670

		1,293,805

Multi-Utilities 1.0%
CenterPoint Energy, Inc.	40,900	557,058
DTE Energy Co.	14,400	655,344
SCANA Corp.	16,100	584,269

		1,796,671

Oil & Gas Equipment & Services 1.5%
Cameron International Corp. (a)	13,600	492,320
Halliburton Co.	27,640	686,301
Schlumberger Ltd. (Netherlands Antilles)	23,956	1,345,130

		2,523,751

Oil & Gas Exploration & Production 2.6%
Anadarko Petroleum Corp.	24,245	1,268,741
Apache Corp.	12,700	1,137,158
Concho Resources, Inc. (a)	14,900	775,545
Pioneer Natural Resources Co.	21,900	1,395,030

		4,576,474

Invesco Van Kampen Equity Premium Income Fund
Portfolio of Investments • May 31, 2010 (Unaudited) continued

	Number of
Description	Shares	Value

Oil & Gas Storage & Transportation 1.0%
Overseas Shipholding Group, Inc.	121	$4,682
Spectra Energy Corp.	43,448	869,394
Williams Cos., Inc.	40,200	793,950

		1,668,026

Other Diversified Financial Services 4.3%
Bank of America Corp.	219,544	3,455,622
Citigroup, Inc. (a)	256,500	1,015,740
JPMorgan Chase & Co.	75,779	2,999,333

		7,470,695

Packaged Foods & Meats 1.6%
ConAgra Foods, Inc.	28,941	699,793
HJ Heinz Co.	19,500	861,510
Kellogg Co.	4,600	245,778
Kraft Foods, Inc., Class A	32,839	939,196

		2,746,277

Paper Products 0.6%
International Paper Co.	15,000	348,450
MeadWestvaco Corp.	25,300	604,670

		953,120

Personal Products 0.4%
Estee Lauder Cos., Inc., Class A	12,600	734,202

Pharmaceuticals 4.8%
Abbott Laboratories	12,500	594,500
Allergan, Inc.	13,300	800,527
Bristol-Myers Squibb Co.	25,069	581,852
Johnson & Johnson	39,851	2,323,313
Merck & Co., Inc.	54,583	1,838,901
Mylan, Inc. (a)	34,000	660,960
Pfizer, Inc.	100,746	1,534,362

		8,334,415

Invesco Van Kampen Equity Premium Income Fund
Portfolio of Investments • May 31, 2010 (Unaudited) continued

	Number of
Description	Shares	Value

Property & Casualty Insurance 1.7%
Allstate Corp.	16,218	$496,757
Berkshire Hathaway, Inc., Class B (a)	20,800	1,467,440
Chubb Corp.	6,811	342,185
Travelers Cos., Inc.	14,482	716,425

		3,022,807

Publishing 0.1%
McGraw-Hill Cos., Inc.	8,700	241,860

Railroads 1.1%
Norfolk Southern Corp.	15,700	886,422
Union Pacific Corp.	13,642	974,448

		1,860,870

Real Estate Management & Development 0.4%
Jones Lang LaSalle, Inc.	8,366	624,271

Regional Banks 0.9%
M & T Bank Corp.	6,800	538,832
PNC Financial Services Group, Inc.	16,735	1,050,121

		1,588,953

Residential REIT’s 0.3%
AvalonBay Communities, Inc. (REIT)	5,400	529,524

Restaurants 0.7%
McDonald’s Corp.	13,806	923,207
Starbucks Corp.	13,534	350,395

		1,273,602

Retail REIT’s 0.7%
Simon Property Group, Inc. (REIT)	14,777	1,256,488

Semiconductors 2.3%
Cree, Inc. (a)	11,100	736,707
Intel Corp.	112,544	2,410,692

Invesco Van Kampen Equity Premium Income Fund
Portfolio of Investments • May 31, 2010 (Unaudited) continued

	Number of
Description	Shares	Value

Semiconductors (continued)
Texas Instruments, Inc.	30,657	$748,644

		3,896,043

Soft Drinks 2.3%
Coca-Cola Co.	23,200	1,192,480
Coca-Cola Enterprises, Inc.	27,809	725,815
PepsiCo, Inc.	34,029	2,140,084

		4,058,379

Specialized Finance 0.4%
CME Group, Inc.	1,400	443,310
IntercontinentalExchange, Inc. (a)	1,800	209,034

		652,344

Specialty Chemicals 0.5%
Albemarle Corp.	18,900	813,834

Specialty Stores 0.4%
Tiffany & Co.	15,500	704,165

Steel 0.3%
Cliffs Natural Resources, Inc.	7,900	441,294
United States Steel Corp.	3,152	148,806

		590,100

Systems Software 3.6%
Microsoft Corp.	139,429	3,597,268
Oracle Corp.	96,795	2,184,663
Red Hat, Inc. (a)	17,900	524,649

		6,306,580

Thrifts & Mortgage Finance 0.0%
Federal Home Loan Mortgage Corp. (a)	10,165	12,605
Federal National Mortgage Association (a)	58,353	57,186

		69,791

Tobacco 2.2%
Altria Group, Inc.	87,726	1,779,960

Invesco Van Kampen Equity Premium Income Fund
Portfolio of Investments • May 31, 2010 (Unaudited) continued

	Number of
Description	Shares	Value

Tobacco (continued)
Philip Morris International, Inc.	33,448	$1,475,726
Reynolds American, Inc.	10,712	558,524

		3,814,210

Wireless Telecommunication Services 0.7%
American Tower Corp., Class A (a)	19,600	794,388
NII Holdings, Inc., Class B (a)	12,621	460,288

		1,254,676

Total Long-Term Investments 101.1% (b) (Cost $212,626,074)		175,875,180

Repurchase Agreements 1.6%
Banc of America Securities ($1,075,648 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 0.19%, dated 05/28/10, to be sold on 06/01/10 at $1,075,671)		1,075,648
JPMorgan Chase & Co. ($1,650,862 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 0.19%, dated 05/28/10, to be sold on 06/01/10 at $1,650,897)		1,650,862
State Street Bank & Trust Co. ($108,490 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 0.01%, dated 05/28/10, to be sold on 06/01/10 at $108,490)		108,490

Total Repurchase Agreements 1.6% (Cost $2,835,000)		2,835,000

Total Investments 102.7% (Cost $215,461,074)		178,710,180
Liabilities in Excess of Other Assets (0.1%)		(90,671)
Written Options (2.6%)		(4,600,000)

Net Assets 100.0%		$174,019,509

Invesco Van Kampen Equity Premium Income Fund
Portfolio of Investments • May 31, 2010 (Unaudited) continued
Percentages are calculated as a percentage of net assets.

(a)	Non-income producing security.

(b)	The Fund may designate up to 100% of its common stock investments to cover outstanding call options.
ADR — American Depositary Receipt
REIT — Real Estate Investment Trust
Written options outstanding as of May 31, 2010:

	Exercise	Expiration	Number of
Name of Issuer	Price	Date	Contracts	Premium	Value
Call — S&P500 Index, June 2010	$1,075.00	06/19/10	1,150	$(4,941,534)	$(4,600,000)

Security Valuation Investments in securities and written options listed on a securities exchange are valued at their last sale price as of the close of such securities exchange. Equity securities traded on NASDAQ are valued at the NASDAQ Official Closing Price. Unlisted securities and listed securities for which the last sale price is not available are valued at the mean of the last reported bid and asked price. For those securities where quotations or prices are not readily available, valuations are determined in accordance with procedures established in good faith by the Board of Trustees. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances. Purchased options are valued at the last sale price while written options that are not listed on a securities exchange are valued by independent broker quotes. Future contracts are valued at the settlement price established each day on the exchange on which they are traded. Short-term securities with remaining maturities of 60 days or less are valued at amortized cost, which approximates fair value.
Fair Value Measurements Financial Accounting Standards Board Accounting Standards Codification (ASC) 820, Fair Value Measurements and Disclosures (ASC 820) (formerly known as FAS 157), defines fair value as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.
Level 1 — quoted prices in active markets for identical investments
Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used as of May 31, 2010 in valuing the Fund’s investments carried at value.

		Level 2
		Other	Level 3
		Significant	Significant
	Level 1	Observable	Unobservable
Investments	Quoted Prices	Inputs	Inputs	Total

Investments in an Asset Position:
Common Stocks	$175,875,180	$—	$—	$175,875,180
Repurchase Agreements	—	2,835,000	—	2,835,000

Total Investments in an Asset Position	$175,875,180	$2,835,000	$—	$178,710,180

Investments in a Liability Position:
Written Options	$(4,600,000)	$—	$—	$(4,600,000)

Total Investments in a Liability Position	$(4,600,000)	$—	$—	$(4,600,000)

Subsequent Event On June 1, 2010, Invesco Ltd., a leading independent global investment management company, completed its purchase of substantially all of the retail asset management business of Morgan Stanley, including the investment adviser, distributor and certain other affiliated service providers to most of the Van Kampen funds (including the Fund) (the “Transaction”). In connection with the Transaction, the Fund’s Board of Trustees (the “Board”) approved that the Fund be transitioned to the Invesco mutual fund platform by transferring the assets and liabilities of the Fund to a newly formed fund (the “Acquiring Fund”), advised by an affiliate of Invesco, that has substantially the same investment objective, principal investment strategies and risks as the Fund (the “Reorganization”). On May 11, 2010, the Reorganization was approved by the shareholders of the Fund at a special meeting of shareholders. On June 1, 2010, the Reorganization was completed and shareholders of the Fund received shares of the Acquiring Fund in exchange for their shares of the Fund and the Fund will dissolve pursuant to a plan of dissolution adopted by the Board. Also as of June 1, 2010, the Audit Committee of the Board of Trustees appointed, and the Board of Trustees ratified thereafter and approved, PricewaterhouseCoopers LLP as the independent registered public accounting firm of the Acquiring Fund.

Item 2. Controls and Procedures.
(a)	As of June 20, 2010, for Invesco Core Plus Bond Fund, Invesco Floating Rate Fund, Invesco Multi-Sector Fund, Invesco Select Real Estate Income Fund, Invesco Structured Core Fund, Invesco Structured Growth Fund and Invesco Structured Value Fund, and as of June 25, 2010, for Invesco Dividend Growth Securities Fund, Invesco S&P 500 Index Fund, Invesco Van Kampen American Franchise Fund and Invesco Van Kampen Equity Premium Income Fund, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”), to assess the effectiveness of the Registrant’s disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (“Act”), as amended. Based on that evaluation, the Registrant’s officers, including the PEO and PFO, concluded that, as of June 20, 2010, for Invesco Core Plus Bond Fund, Invesco Floating Rate Fund, Invesco Multi-Sector Fund, Invesco Select Real Estate Income Fund, Invesco Structured Core Fund, Invesco Structured Growth Fund and Invesco Structured Value Fund, and as of June 25, 2010, for Invesco Dividend Growth Securities Fund, Invesco S&P 500 Index Fund, Invesco Van Kampen American Franchise Fund and Invesco Van Kampen Equity Premium Income Fund, the Registrant’s disclosure controls and procedures were reasonably designed so as to ensure: (1) that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b)	There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.
Item 3. Exhibits.
Certifications of PEO and PFO as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Registrant: AIM Counselor Series Trust (Invesco Counselor Series Trust)

By:	/s/ Philip A. Taylor
Philip A. Taylor
Principal Executive Officer

Date: July 30, 2010
Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Philip A. Taylor
Philip A. Taylor
Principal Executive Officer

Date: July 30, 2010

By:	/s/ Sheri Morris
Sheri Morris
Principal Financial Officer

Date: July 30, 2010

EXHIBIT INDEX
Certifications of Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”) as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.